PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

Voya Strategic
Income Opportunities Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 27.3%
Basic Materials : 1.7%
1,069,000  AngloGold Ashanti
Holdings PLC, 3.750%,
10/01/2030 $ 1,015,764
0.1
405,000
(1)
Axalta Coating Systems
Dutch Holding B BV,
7.250%,
02/15/2031 421,207
0.0
150,000
(1)
Axalta Coating
Systems LLC, 3.375%,
02/15/2029 143,600
0.0
600,000
(1)
Bond US Bidco 1,
Inc./Bidco 2/Bidco 3/
German Bidco 1 GmbH/
German Bidco 2,
7.125%,
06/15/2033 606,196
0.0
2,505,000
(1)
Capstone Copper Corp.,
6.750%,
03/31/2033 2,540,604
0.1
1,120,000
(2)
Celanese US Holdings
LLC, 6.750%,
04/15/2033 1,141,538
0.1
3,075,000  Celanese US Holdings
LLC, 7.350%,
11/15/2028 3,204,642
0.2
2,622,000
(1)
Chemours Co., 5.750%,
11/15/2028 2,629,281
0.1
2,340,000
(1)
Chemours Co., 7.875%,
03/15/2034 2,353,490
0.1
770,000
(1)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 743,694
0.0
3,075,000
(1)
Cleveland-Cliffs, Inc.,
6.875%,
11/01/2029 3,104,103
0.2
725,000
(1)
Cleveland-Cliffs, Inc.,
7.625%,
01/15/2034 724,569
0.0
750,000
(1)
Coeur Mining, Inc.,
6.875%,
04/01/2032 768,003
0.0
325,000
(1)
Commercial Metals Co.,
5.750%,
11/15/2033 323,257
0.0
415,000
(1)
Commercial Metals Co.,
6.000%,
12/15/2035 414,148
0.0
590,000
(1)
Constellium SE,
5.625%,
06/15/2028 590,263
0.0
1,075,000
(1)
Corp Nacional del
Cobre de Chile,
5.950%,
01/08/2034 1,111,131
0.1
3,175,000
(1)
Corp Nacional del
Cobre de Chile,
6.330%,
01/13/2035 3,343,910
0.2
625,000
(1)
Corp Nacional del
Cobre de Chile,
6.440%,
01/26/2036 666,344
0.0
1,328,000
(1)
Corp Nacional del
Cobre de Chile,
6.780%,
01/13/2055 1,431,982
0.1
1,704,000  Ecolab, Inc., 4.300%,
06/15/2028 1,700,561
0.1
1,025,000
(1)(3)
GC Treasury Center
Co. Ltd., 7.125%,
12/31/2199 1,018,594
0.1
1,750,000
(1)(3)
Inversiones CMPC SA,
6.700%,
12/09/2057 1,724,012
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
405,000
(1)
Novelis Corp., 3.875%,
08/15/2031 $ 369,132
0.0
170,000
(1)
Novelis Corp., 4.750%,
01/30/2030 164,458
0.0
750,000
(1)(3)
OCP SA, 6.741%,
07/22/2175 748,275
0.0
700,000
(1)
OCP SA, 6.750%,
05/02/2034 737,834
0.0
315,000  Olin Corp., 5.000%,
02/01/2030 305,558
0.0
1,900,000
(1)(3)
Sociedad Quimica y
Minera de Chile SA,
5.625%,
04/22/2056 1,889,075
0.1
35,935,225
1.7
Communications : 3.3%
4,570,000
(1)
Beacon Point DC LLC,
6.129%,
11/30/2042 4,611,088
0.2
120,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.250%,
01/15/2034 101,701
0.0
1,180,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
08/15/2030 1,097,645
0.1
1,110,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 980,706
0.1
675,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 666,891
0.0
212,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 211,680
0.0
3,075,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.375%,
06/01/2029 3,009,782
0.2
1,025,000
(2)
Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.700%,
12/01/2055 977,584
0.1
635,000
(1)
Cipher Compute LLC,
7.125%,
11/15/2030 660,891
0.0
3,140,000
(1)
Directv Financing LLC,
8.875%,
02/01/2030 3,199,638
0.2
507,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 506,566
0.0
1,700,000  Discovery Global
Holdings, Inc., 4.279%,
03/15/2032 1,526,549
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
455,000
(1)
GCI LLC, 4.750%,
10/15/2028 $ 433,947
0.0
725,000
(1)
Gen Digital, Inc.,
6.250%,
04/01/2033 715,067
0.0
475,000
(1)
Gray Media, Inc.,
9.625%,
07/15/2032 458,864
0.0
5,800,000
(1)
HUT 8 DC LLC,
6.192%,
11/15/2042 5,877,159
0.3
1,500,000  Lamar Media Corp.,
4.000%,
02/15/2030 1,434,960
0.1
1,200,000
(1)
Level 3 Financing, Inc.,
6.875%,
06/30/2033 1,233,666
0.1
220,000
(1)
Level 3 Financing, Inc.,
7.500%,
02/15/2037 226,001
0.0
810,000
(1)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 799,443
0.0
3,075,000
(1)
Match Group Holdings
II LLC, 5.625%,
02/15/2029 3,066,988
0.2
3,075,000
(1)
McGraw-Hill Education,
Inc., 5.750%,
08/01/2028 3,064,206
0.2
675,000
(1)
Meridian Arc Holdco
LLC, 6.250%,
04/30/2031 676,954
0.0
5,515,000
(1)
Nexstar Media, Inc.,
4.750%,
11/01/2028 5,405,459
0.3
2,784,000  Omnicom Group, Inc.,
4.200%,
03/02/2029 2,747,575
0.1
3,075,000
(1)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 4.250%,
01/15/2029 2,995,905
0.1
455,000
(1)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 6.000%,
06/15/2034 454,402
0.0
675,000
(2)
Paramount Global,
6.875%,
04/30/2036 633,484
0.0
500,000  Paramount Global,
7.875%,
07/30/2030 525,265
0.0
7,415,000
(1)
RD Michigan Property
Owner I LLC, 7.500%,
03/30/2045 7,394,566
0.4
3,075,000
(1)
Sirius XM Radio LLC,
4.000%,
07/15/2028 2,996,060
0.2
560,000
(1)
Sirius XM Radio LLC,
5.875%,
04/15/2032 553,786
0.0
832,000
(1)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 831,308
0.0
2,590,000
(1)
Snap, Inc., 6.875%,
03/15/2034 2,509,433
0.1
630,000
(1)
Stagwell Global LLC,
5.625%,
08/15/2029 608,102
0.0
480,000
(1)
SV RNO Property
Owner 1 LLC, 5.875%,
03/01/2031 473,385
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
550,000
(1)
Versant Media
Group, Inc., 7.250%,
01/30/2031 $ 569,357
0.0
315,000
(1)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 300,661
0.0
200,000
(1)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 164,519
0.0
600,000
(1)
Vmed O2 UK Financing
I PLC, 6.750%,
01/15/2033 508,579
0.0
1,890,000
(1)
Vmed O2 UK Financing
I PLC, 7.750%,
04/15/2032 1,709,299
0.1
990,000
(1)
WULF Compute LLC,
7.750%,
10/15/2030 1,040,453
0.1
67,959,574
3.3
Consumer, Cyclical : 4.0%
540,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
4.000%,
10/15/2030 510,097
0.0
525,000
(1)
Acushnet Co., 5.625%,
12/01/2033 523,534
0.0
625,000
(1)
ADI Escrow Issuer LLC,
7.125%,
07/15/2034 637,996
0.0
650,000
(1)
Adient Global
Holdings Ltd., 7.500%,
02/15/2033 670,909
0.0
205,000
(1)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 214,428
0.0
420,000
(1)
Advance Auto
Parts, Inc., 7.000%,
08/01/2030 430,904
0.0
335,000
(1)
Advance Auto
Parts, Inc., 7.375%,
08/01/2033 347,440
0.0
185,000
(1)
Allison Transmission,
Inc., 3.750%,
01/30/2031 173,118
0.0
420,000
(1)
Allison Transmission,
Inc., 5.875%,
06/01/2029 423,449
0.0
350,000
(1)
Allison Transmission,
Inc., 5.875%,
12/01/2033 349,085
0.0
525,000
(1)
American Airlines, Inc.,
7.250%,
02/15/2028 531,838
0.0
3,075,000
(1)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.750%,
04/20/2029 3,082,786
0.2
2,845,000
(1)
American Axle &
Manufacturing, Inc.,
7.750%,
10/15/2033 2,812,402
0.2
3,613,000  American Honda
Finance Corp., GMTN,
4.450%,
10/22/2027 3,608,874
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
870,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 $ 872,355
0.1
625,000
(1)(2)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 601,064
0.0
2,200,000
(1)
Caesars Entertainment,
Inc., 6.500%,
02/15/2032 2,147,708
0.1
610,000
(1)
Caesars Entertainment,
Inc., 7.000%,
02/15/2030 613,871
0.0
675,000
(1)
Carnival Corp., 5.750%,
08/01/2032 682,437
0.1
3,075,000
(1)
Cinemark USA, Inc.,
5.250%,
07/15/2028 3,071,865
0.2
560,000
(1)(2)
Cinemark USA, Inc.,
7.000%,
08/01/2032 578,086
0.0
675,000
(1)
Clarios Global L.P. /
Clarios US Finance Co.,
6.750%,
09/15/2032 689,799
0.1
510,000
(1)
Core & Main L.P.,
6.000%,
07/01/2034 512,924
0.0
4,175,000  Ford Motor Credit
Co. LLC, 5.800%,
03/08/2029 4,212,515
0.2
385,000
(1)
Gaia Purchaser, Inc.,
7.625%,
07/15/2033 389,654
0.0
150,000
(1)
Gap, Inc., 3.625%,
10/01/2029 141,437
0.0
405,000
(1)
Gap, Inc., 3.875%,
10/01/2031 369,257
0.0
410,000
(1)
Gates Corp., 6.875%,
07/01/2029 419,851
0.0
2,673,000  General Motors
Financial Co., Inc.,
5.050%,
04/04/2028 2,690,035
0.1
440,000  Goodyear Tire &
Rubber Co., 6.625%,
07/15/2030 425,306
0.0
545,000  Goodyear Tire &
Rubber Co., 8.875%,
07/15/2032 550,090
0.0
1,115,000
(1)
Hilton Domestic
Operating Co., Inc.,
5.875%,
03/15/2033 1,125,697
0.1
2,940,000  Honda Motor Co. Ltd.,
4.436%,
07/08/2028 2,928,845
0.2
4,561,000  Hyatt Hotels Corp.,
5.050%,
03/30/2028 4,590,727
0.2
610,000
(1)
International Game
Technology PLC,
5.250%,
01/15/2029 608,298
0.0
1,725,000
(1)
LG Energy Solution
Ltd., 5.875%,
04/02/2036 1,742,397
0.1
2,750,000
(1)
Light & Wonder
International, Inc.,
6.250%,
10/01/2033 2,736,278
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
300,000
(1)
Light & Wonder
International, Inc.,
7.500%,
09/01/2031 $ 311,106
0.0
220,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 198,020
0.0
590,000
(1)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 593,299
0.0
2,770,000  MGM Resorts
International, 4.750%,
10/15/2028 2,751,940
0.2
150,000  MGM Resorts
International, 6.500%,
04/15/2032 150,112
0.0
440,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 433,299
0.0
150,000
(1)
Murphy Oil USA, Inc.,
5.875%,
06/01/2034 150,563
0.0
525,000
(1)
NCL Corp. Ltd.,
5.875%,
01/15/2031 509,918
0.0
2,915,000
(1)
NCL Corp. Ltd.,
6.750%,
02/01/2032 2,910,501
0.2
4,190,000  Newell Brands, Inc.,
6.375%,
09/15/2027 4,233,454
0.2
2,525,000
(1)
Newell Brands, Inc.,
8.500%,
06/01/2028 2,639,377
0.1
675,000
(1)
Pioneer Opco LLC,
7.000%,
05/15/2033 687,727
0.1
165,000
(1)
QXO Building
Products, Inc., 6.500%,
07/15/2031 168,255
0.0
130,000
(1)
QXO Building
Products, Inc., 6.875%,
07/15/2034 133,533
0.0
2,718,000
(1)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 2,724,142
0.1
555,000  Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
04/01/2032 567,358
0.0
505,000
(1)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 431,994
0.0
2,825,000
(1)(2)
SeaWorld Parks &
Entertainment, Inc.,
5.250%,
08/15/2029 2,766,384
0.2
420,000
(1)
Somnigroup
International, Inc.,
3.875%,
10/15/2031 386,275
0.0
100,000
(1)
Somnigroup
International, Inc.,
4.000%,
04/15/2029 96,468
0.0
645,000
(1)
Station Casinos LLC,
4.500%,
02/15/2028 637,974
0.0
4,735,000
(1)
Tenneco, Inc., 8.000%,
11/17/2028 4,767,288
0.2
590,000
(1)
Victoria's Secret & Co.,
4.625%,
07/15/2029 574,964
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
660,000
(1)
Viking Cruises Ltd.,
5.875%,
10/15/2033 $ 661,357
0.0
150,000
(1)
Viking Cruises Ltd.,
7.000%,
02/15/2029 150,582
0.0
2,762,000
(1)
Volkswagen Group of
America Finance LLC,
4.550%,
09/11/2028 2,746,016
0.2
581,000
(1)
Voyager Parent LLC,
9.250%,
07/01/2032 614,775
0.0
330,000
(1)
Whirlpool Corp.,
7.500%,
07/01/2031 334,768
0.0
330,000
(1)
Whirlpool Corp.,
7.875%,
07/01/2034 332,179
0.0
925,000
(1)
Wynn Resorts Finance
LLC / Wynn Resorts
Capital Corp., 6.250%,
03/15/2033 928,974
0.1
825,000  Yum! Brands, Inc.,
3.625%,
03/15/2031 768,243
0.1
82,378,201
4.0
Consumer, Non-cyclical : 3.3%
3,650,000
(1)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 3,635,445
0.2
3,430,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 3,260,265
0.2
915,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.750%,
03/31/2034 872,540
0.1
575,000
(1)
Albion Financing 1 Sarl /
Aggreko Holdings, Inc.,
7.000%,
05/21/2030 595,763
0.0
615,000
(1)
Allied Universal Holdco
LLC/Allied Universal
Finance Corp./Atlas
Luxco 4 Sarl, 4.625%,
06/01/2028 606,464
0.0
660,000
(1)
APi Group DE, Inc.,
5.750%,
06/01/2034 654,152
0.0
3,075,000
(1)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 4.750%,
04/01/2028 3,026,270
0.2
54,000
(1)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 5.750%,
07/15/2027 54,190
0.0
2,590,000
(1)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 2,617,532
0.1
440,000
(1)
Bausch & Lomb
Escrow Corp., 8.375%,
10/01/2028 452,650
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,965,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 $ 1,968,763
0.1
555,000
(1)
BellRing Brands, Inc.,
7.000%,
03/15/2030 555,318
0.0
535,000
(1)
Belron UK Finance
PLC, 5.750%,
10/15/2029 537,821
0.0
1,325,000
(1)
Bidvest Group UK PLC,
6.200%,
09/17/2032 1,336,594
0.1
210,000
(1)
Brink's Co., 6.500%,
06/15/2029 214,360
0.0
210,000
(1)
Brink's Co., 6.750%,
06/15/2032 214,767
0.0
1,800,000  Centene Corp., 3.375%,
02/15/2030 1,678,579
0.1
675,000
(1)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 637,396
0.0
615,000
(1)
Cimpress PLC, 7.375%,
09/15/2032 622,245
0.0
2,835,000
(1)
Concentra Escrow
Issuer Corp., 6.875%,
07/15/2032 2,938,152
0.2
469,000
(1)
CPI CG, Inc., 10.000%,
07/15/2029 493,630
0.0
405,000
(1)
DaVita, Inc., 3.750%,
02/15/2031 375,437
0.0
745,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 722,182
0.1
250,000
(1)
DaVita, Inc., 6.750%,
07/15/2033 258,111
0.0
655,000
(1)
Embecta Corp.,
5.000%,
02/15/2030 510,417
0.0
700,000
(1)(2)
EquipmentShare.
com, Inc., 8.000%,
03/15/2033 717,198
0.1
675,000
(1)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 681,339
0.1
400,000
(1)
Genmab A/S/Genmab
Finance LLC, 6.250%,
12/15/2032 407,865
0.0
600,000
(1)
Genmab A/S/Genmab
Finance LLC, 7.250%,
12/15/2033 625,955
0.0
2,835,000
(1)
Global Medical
Response, Inc.,
7.375%,
10/01/2032 2,939,612
0.2
575,000
(1)
Herc Holdings, Inc.,
7.000%,
06/15/2030 595,845
0.0
305,000
(1)
Herc Holdings, Inc.,
7.250%,
06/15/2033 318,193
0.0
3,598,000  Humana, Inc., 5.750%,
03/01/2028 3,660,037
0.2
520,000
(1)
Industrial F&B
Investments III, Inc.,
7.750%,
02/11/2033 530,298
0.0
430,000
(1)
Insulet Corp., 6.500%,
04/01/2033 436,477
0.0
675,000
(1)
Jazz Securities DAC,
4.375%,
01/15/2029 661,541
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
675,000
(1)
Kaspi.KZ JSC, 5.900%,
04/28/2031 $ 675,759
0.0
135,000
(1)
LifePoint Health, Inc.,
8.375%,
02/15/2032 140,693
0.0
675,000
(1)
LifePoint Health, Inc.,
10.000%,
06/01/2032 674,704
0.0
975,000
(1)
Medline Borrower L.P.,
5.250%,
10/01/2029 969,534
0.1
500,000
(1)
Minerva Luxembourg
SA, 7.500%,
04/22/2036 478,437
0.0
400,000
(1)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 415,250
0.0
1,155,000
(1)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 1,143,202
0.1
200,000
(1)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 6.750%,
05/15/2034 211,222
0.0
405,000
(1)
Performance Food
Group, Inc., 5.625%,
03/01/2034 397,785
0.0
660,000  Perrigo Finance
Unlimited Co., 6.125%,
09/30/2032 630,812
0.0
455,000
(1)
Post Holdings, Inc.,
4.625%,
04/15/2030 439,830
0.0
530,000
(1)
Post Holdings, Inc.,
6.250%,
10/15/2034 521,048
0.0
2,565,000
(1)
Post Holdings, Inc.,
6.375%,
03/01/2033 2,546,544
0.1
3,590,000
(1)
Primo Water Holdings,
Inc. / Triton Water
Holdings, Inc., 4.375%,
04/30/2029 3,506,582
0.2
615,000
(1)(2)
Select Medical Corp.,
6.250%,
12/01/2032 597,841
0.0
660,000  Service Corp.
International, 5.750%,
10/15/2032 663,481
0.0
540,000
(1)
Shift4 Payments LLC
/ Shift4 Payments
Finance Sub, Inc.,
6.750%,
08/15/2032 541,410
0.0
1,115,000
(1)
Simmons Foods, Inc./
Simmons Prepared
Foods, Inc./Simmons
Pet Food, Inc./Simmons
Feed, 4.625%,
03/01/2029 1,077,901
0.1
3,584,000  Solventum Corp.,
5.400%,
03/01/2029 3,646,666
0.2
360,000
(1)
Sotera Health
Holdings LLC, 7.375%,
06/01/2031 373,720
0.0
185,000  Tenet Healthcare Corp.,
4.250%,
06/01/2029 179,902
0.0
440,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 440,229
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,250,000
(1)(2)
Tenet Healthcare Corp.,
6.000%,
11/15/2033 $ 1,261,829
0.1
685,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 690,876
0.1
475,000  United Rentals North
America, Inc., 4.875%,
01/15/2028 473,722
0.0
390,000
(1)
United Rentals North
America, Inc., 6.125%,
03/15/2034 400,309
0.0
550,000
(1)
Wand NewCo 3, Inc.,
7.625%,
01/30/2032 569,168
0.0
3,075,000
(1)
Williams Scotsman,
Inc., 6.625%,
06/15/2029 3,141,631
0.2
1,115,000
(1)
Williams Scotsman,
Inc., 6.625%,
04/15/2030 1,149,506
0.1
68,372,996
3.3
Energy : 2.3%
340,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.375%,
06/15/2029 339,101
0.0
3,651,000
(1)
Antero Resources
Corp., 5.375%,
03/01/2030 3,678,901
0.2
525,000
(1)
Archrock Services L.P.
/ Archrock Partners
Finance Corp., 6.000%,
02/01/2034 522,168
0.0
780,000
(1)
Civitas Resources, Inc.,
8.750%,
07/01/2031 815,057
0.1
405,000
(1)
CNX Resources Corp.,
7.250%,
03/01/2032 417,469
0.0
540,000
(1)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 544,691
0.0
1,120,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 6.875%,
06/01/2034 1,115,375
0.1
440,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.375%,
06/30/2033 448,547
0.0
680,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 707,142
0.0
185,000
(1)
DT Midstream, Inc.,
4.125%,
06/15/2029 181,348
0.0
320,000
(1)
DT Midstream, Inc.,
4.375%,
06/15/2031 309,211
0.0
1,030,000  Ecopetrol SA, 8.375%,
01/19/2036 1,111,499
0.1
1,589,000  Enbridge, Inc., 4.600%,
06/20/2028 1,588,744
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
2,725,000
(3)
Energy Transfer L.P. G,
7.125%,
12/31/2199 $ 2,813,086
0.1
2,303,000  Enterprise Products
Operating LLC, 4.300%,
06/20/2028 2,295,363
0.1
1,175,000
(1)
Esentia Energy
Development SAB de
CV, 6.125%,
07/30/2033 1,175,793
0.1
1,875,000
(1)
Global Partners L.P.
/ GLP Finance Corp.,
8.250%,
01/15/2032 1,964,642
0.1
2,150,000
(1)
Green Palm Bidco Sarl,
5.957%,
06/30/2041 2,180,906
0.1
240,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 236,302
0.0
135,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 130,843
0.0
295,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.250%,
04/15/2032 285,736
0.0
290,000
(1)
Howard Midstream
Energy Partners LLC,
7.375%,
07/15/2032 300,515
0.0
1,600,000
(1)
Hunt Oil Co. of Peru
LLC Sucursal Del Peru,
7.750%,
11/05/2038 1,736,600
0.1
525,000
(1)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 528,290
0.0
675,000
(1)
Kodiak Gas Services
LLC, 5.875%,
04/01/2031 677,092
0.0
2,305,000
(1)
Northern Oil and
Gas, Inc., 8.750%,
06/15/2031 2,375,383
0.1
1,015,000
(1)
Northriver Midstream
Finance L.P., 6.750%,
07/15/2032 1,028,478
0.1
400,000
(1)
ORLEN SA, 6.000%,
01/30/2035 415,440
0.0
455,000
(1)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 455,173
0.0
205,000
(1)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 209,437
0.0
1,475,000
(1)
Pluspetrol Camisea SA
/ Pluspetrol Lote 56 SA,
6.240%,
07/03/2036 1,538,867
0.1
3,075,000
(1)
SM Energy Co.,
6.750%,
08/01/2029 3,132,838
0.2
675,000
(1)
Summit Midstream
Holdings LLC, 8.625%,
10/31/2029 703,760
0.0
870,000
(1)
Sunoco L.P., 5.875%,
03/15/2034 858,589
0.1
3,075,000
(2)
Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 3,008,293
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
835,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
04/30/2030 $ 811,522
0.1
525,000
(1)
Transocean
International Ltd.,
7.875%,
10/15/2032 548,344
0.0
655,000
(1)
Venture Global
LNG, Inc., 7.000%,
01/15/2030 668,351
0.0
730,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 760,151
0.0
3,075,000
(1)
Venture Global
LNG, Inc., 9.500%,
02/01/2029 3,311,194
0.2
695,000
(1)
Venture Global
Plaquemines LNG LLC,
6.500%,
01/15/2034 724,497
0.0
710,000
(1)
Venture Global
Plaquemines LNG LLC,
6.750%,
01/15/2036 753,154
0.0
47,407,892
2.3
Financial : 5.4%
265,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 6.000%,
08/01/2029 233,704
0.0
505,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 7.500%,
11/06/2030 479,308
0.0
240,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 8.500%,
06/15/2029 225,842
0.0
660,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.500%,
10/01/2031 659,015
0.0
3,075,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.750%,
04/15/2028 3,101,144
0.2
540,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 7.375%,
10/01/2032 536,656
0.0
510,000
(2)
Ally Financial, Inc.,
6.700%,
02/14/2033 525,167
0.0
5,299,000
(3)
American Express Co.,
3.550%,
12/31/2199 5,278,130
0.3
330,000  American Tower Corp.,
5.250%,
07/15/2028 333,945
0.0
97,000  Arthur J Gallagher
& Co., 5.550%,
02/15/2055 92,007
0.0
422,000  Athene Holding Ltd.,
6.250%,
04/01/2054 389,131
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
589,000  Athene Holding Ltd.,
6.625%,
05/19/2055 $ 573,213
0.0
3,773,000
(1)
Avolon Holdings
Funding Ltd., 2.528%,
11/18/2027 3,664,300
0.2
1,950,000
(1)(3)
Banco de Credito del
Peru S.A., 6.450%,
07/30/2035 2,011,912
0.1
984,000
(1)(3)
Banco del Estado
de Chile, 7.950%,
12/31/2199 1,045,254
0.1
3,615,000
(3)
Bank of America Corp.,
4.376%,
04/27/2028 3,611,700
0.2
1,266,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 1,205,735
0.1
3,623,000  Brown & Brown, Inc.,
4.700%,
06/23/2028 3,622,741
0.2
800,000
(1)
Burford Capital Global
Finance LLC, 6.875%,
04/15/2030 762,184
0.0
2,213,000
(1)(2)(3)
CaixaBank SA, 4.634%,
07/03/2029 2,211,118
0.1
3,577,000
(1)(3)
CaixaBank SA, 5.673%,
03/15/2030 3,657,912
0.2
2,200,000
(3)
Capital One Financial
Corp., 4.722%,
01/30/2032 2,170,917
0.1
680,014
(1)
CFE Fibra E, 5.875%,
09/23/2040 665,760
0.0
3,701,000
(1)
CNO Global Funding,
4.375%,
09/08/2028 3,660,190
0.2
3,645,000  Corebridge Financial,
Inc., 3.650%,
04/05/2027 3,621,947
0.2
3,689,000
(1)
Corebridge Global
Funding, 4.250%,
08/21/2028 3,653,239
0.2
2,485,000
(1)(3)
Credit Agricole SA,
5.222%,
05/27/2031 2,505,759
0.1
675,000
(1)
First Eagle Holdings,
Inc., 7.250%,
08/15/2032 680,330
0.0
2,895,000
(1)
Focus Financial
Partners LLC, 6.750%,
09/15/2031 2,914,478
0.1
290,000
(1)
Freedom Mortgage
Corp., 12.250%,
10/01/2030 313,106
0.0
500,000
(1)
Freedom Mortgage
Holdings LLC, 8.375%,
04/01/2032 508,963
0.0
120,000
(1)
Freedom Mortgage
Holdings LLC, 9.125%,
05/15/2031 124,218
0.0
4,284,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 4,444,426
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,115,000
(1)
Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp.,
10.000%,
11/15/2029 $ 1,101,024
0.1
2,500,000
(1)
Iron Mountain, Inc.,
4.875%,
09/15/2029 2,454,439
0.1
1,045,000
(1)
Iron Mountain, Inc.,
5.250%,
07/15/2030 1,030,001
0.1
310,000
(1)
Iron Mountain, Inc.,
6.250%,
01/15/2035 311,596
0.0
985,000
(1)
Jane Street Group /
JSG Finance, Inc.,
6.125%,
11/01/2032 985,663
0.1
2,019,000
(3)
JPMorgan Chase & Co.,
4.505%,
10/22/2028 2,018,765
0.1
455,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 444,942
0.0
1,877,000
(3)
Lloyds Banking
Group PLC, 3.574%,
11/07/2028 1,852,644
0.1
3,280,000
(1)
LPL Holdings, Inc.,
4.625%,
11/15/2027 3,265,005
0.2
400,000
(1)
Midcap Financial
Issuer Trust, 5.625%,
01/15/2030 386,582
0.0
2,715,000
(1)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 2,712,716
0.1
325,000  Navient Corp., 4.875%,
03/15/2028 318,974
0.0
3,310,000  Navient Corp., 5.000%,
03/15/2027 3,285,960
0.2
3,075,000  OneMain Finance
Corp., 3.875%,
09/15/2028 2,979,945
0.2
1,065,000  OneMain Finance
Corp., 5.375%,
11/15/2029 1,046,776
0.1
645,000  OneMain Finance
Corp., 6.500%,
03/15/2033 635,207
0.0
3,075,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
4.875%,
05/15/2029 3,008,709
0.2
905,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.000%,
02/01/2030 927,162
0.1
3,075,000
(1)
PennyMac Financial
Services, Inc., 4.250%,
02/15/2029 2,937,975
0.1
865,000
(1)
PRA Group, Inc.,
5.000%,
10/01/2029 817,902
0.0
3,685,000
(1)
RGA Global Funding,
4.350%,
08/25/2028 3,655,733
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
375,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 5.750%,
03/15/2034 $ 371,739
0.0
285,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 6.500%,
06/15/2033 292,591
0.0
330,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 337,373
0.0
2,602,000
(3)
Royal Bank of Canada,
GMTN, 4.522%,
10/18/2028 2,602,746
0.1
220,000
(3)
SLM Corp., 6.495%,
05/15/2032 220,020
0.0
2,500,000
(1)
Starwood Property
Trust, Inc., 5.875%,
08/15/2029 2,508,997
0.1
315,000
(1)
Starwood Property
Trust, Inc., 6.500%,
07/01/2030 322,280
0.0
285,000
(1)
Symetra Life Insurance
Co., 6.550%,
10/01/2055 293,030
0.0
3,566,000
(3)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 3,626,010
0.2
515,000
(1)
VFH Parent LLC / Valor
Co-Issuer, Inc., 7.500%,
06/15/2031 538,935
0.0
3,565,000
(3)
Wells Fargo & Co.,
MTN, 5.574%,
07/25/2029 3,625,573
0.2
110,400,465
5.4
Financials : 0.5%
3,450,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 3,441,051
0.2
990,000
(1)
PennyMac Financial
Services, Inc., 6.875%,
02/15/2033 966,035
0.0
3,075,000
(1)
PRA Group, Inc.,
8.375%,
02/01/2028 3,120,269
0.2
1,385,000
(1)
Rocket Cos., Inc.,
6.375%,
08/01/2033 1,410,227
0.1
625,000
(1)
WS Escrow LLC,
7.750%,
06/01/2033 642,242
0.0
9,579,824
0.5
Industrial : 2.7%
3,656,000  Amcor Flexibles North
America, Inc., 4.800%,
03/17/2028 3,669,680
0.2
1,266,000  Amphenol Corp.,
4.375%,
06/12/2028 1,264,666
0.1
380,000
(1)
Amsted Industries, Inc.,
6.375%,
03/15/2033 384,500
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
615,000
(1)
Arcosa, Inc., 6.875%,
08/15/2032 $ 642,030
0.0
680,000
(1)
Avient Corp., 6.250%,
11/01/2031 689,501
0.0
3,025,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 3,027,934
0.2
1,000,000
(1)(3)
Cemex SAB de CV,
7.200%,
12/31/2199 1,043,700
0.1
490,000
(1)
Clean Harbors, Inc.,
6.375%,
02/01/2031 497,259
0.0
3,075,000
(1)
Clydesdale Acquisition
Holdings, Inc., 6.625%,
04/15/2029 3,073,530
0.2
900,000
(1)
Clydesdale Acquisition
Holdings, Inc., 6.750%,
04/15/2032 874,215
0.0
3,556,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 3,591,483
0.2
390,000  Crown Americas LLC,
5.875%,
06/01/2033 392,997
0.0
945,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 967,287
0.1
3,075,000
(1)
Energizer Holdings,
Inc., 4.375%,
03/31/2029 2,978,822
0.1
500,000
(1)
Energizer Holdings,
Inc., 4.750%,
06/15/2028 496,322
0.0
475,000
(1)(2)
Energizer Holdings,
Inc., 6.000%,
09/15/2033 457,618
0.0
340,000
(1)
Entegris Escrow Corp.,
5.950%,
06/15/2030 343,801
0.0
235,000
(1)
Entegris, Inc., 3.625%,
05/01/2029 225,181
0.0
1,069,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.875%,
04/15/2033 1,070,135
0.1
2,734,000  GATX Corp., 5.400%,
03/15/2027 2,749,854
0.1
425,000
(1)
GFL Environmental
Holdings US, Inc.,
5.500%,
02/01/2034 416,219
0.0
305,000
(1)
GFL Environmental,
Inc., 4.375%,
08/15/2029 296,721
0.0
220,000
(1)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 220,006
0.0
235,000
(1)
Global Infrastructure
Solutions, Inc., 7.500%,
04/15/2032 246,568
0.0
3,735,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 3,670,489
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,589,000  L3Harris Technologies,
Inc., 4.400%,
06/15/2028 $ 1,583,562
0.1
1,725,000
(1)(2)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 1,706,867
0.1
1,750,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 1,773,244
0.1
590,000
(1)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 552,037
0.0
3,075,000
(1)
Smyrna Ready Mix
Concrete LLC, 6.000%,
11/01/2028 3,082,847
0.2
860,000
(1)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 907,258
0.0
455,000
(1)
Standard Industries,
Inc., 3.375%,
01/15/2031 409,809
0.0
285,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 270,890
0.0
3,075,000
(1)
Standard Industries,
Inc., 4.750%,
01/15/2028 3,055,181
0.2
405,000
(1)
Terex Corp., 6.250%,
10/15/2032 410,479
0.0
645,000
(1)
TransDigm, Inc.,
6.000%,
01/15/2033 651,723
0.0
165,000
(1)
TransDigm, Inc.,
6.250%,
01/31/2034 168,501
0.0
3,075,000
(1)
TransDigm, Inc.,
6.375%,
03/01/2029 3,125,833
0.2
1,440,000
(1)
TransDigm, Inc.,
6.375%,
05/31/2033 1,454,664
0.1
370,000
(1)
TransDigm, Inc.,
6.625%,
03/01/2032 379,942
0.0
1,670,000
(1)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 1,713,071
0.1
440,000
(1)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 434,262
0.0
54,970,688
2.7
Industrials : 0.5%
440,000
(1)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 449,886
0.0
1,700,000
(1)
AmeriTex HoldCo
Intermediate LLC,
7.625%,
08/15/2033 1,777,627
0.1
1,600,000
(1)
Bombardier, Inc.,
6.750%,
06/15/2033 1,658,210
0.1
895,000
(1)
Builders FirstSource,
Inc., 6.375%,
06/15/2032 909,027
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrials: (continued)
2,225,000
(1)
Quikrete Holdings, Inc.,
6.375%,
03/01/2032 $ 2,273,187
0.1
675,000
(1)
Solaris Energy
Infrastructure LLC,
6.375%,
05/15/2031 682,875
0.1
625,000
(1)
Stonepeak Nile
Parent LLC, 7.250%,
03/15/2032 647,684
0.0
525,000
(1)
TransDigm, Inc.,
6.750%,
01/31/2034 538,873
0.0
685,000
(1)
WESCO Distribution,
Inc., 5.500%,
04/15/2034 679,337
0.0
9,616,706
0.5
Technology : 1.9%
540,000
(1)
Amentum Escrow Corp.,
7.250%,
08/01/2032 556,545
0.0
1,911,000  Analog Devices, Inc.,
4.250%,
06/15/2028 1,905,551
0.1
800,000
(1)
CACI International, Inc.,
6.375%,
06/15/2033 811,856
0.1
6,170,000
(1)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 5,991,201
0.3
525,000
(1)
Cloud Software
Group, Inc., 6.625%,
08/15/2033 455,588
0.0
1,765,000
(1)
CoreWeave, Inc.,
9.250%,
06/01/2030 1,777,762
0.1
325,000
(1)
Fair Isaac Corp.,
6.000%,
05/15/2033 320,188
0.0
3,614,000  Fiserv, Inc., 5.450%,
03/02/2028 3,650,680
0.2
545,000
(1)
Fortress Intermediate
3, Inc., 7.500%,
06/01/2031 554,745
0.0
1,010,000  International Business
Machines Corp.,
5.800%,
02/03/2056 980,416
0.1
850,000  Intuit, Inc., 5.500%,
09/15/2053 764,348
0.1
450,000
(1)
McAfee Corp., 7.375%,
02/15/2030 382,755
0.0
550,000
(1)
OAK-Eagle Acquireco,
Inc., 7.250%,
07/01/2033 575,658
0.0
550,000
(1)
OAK-Eagle Acquireco,
Inc., 8.750%,
07/01/2034 584,057
0.0
270,000
(1)
Open Text Corp.,
3.875%,
12/01/2029 248,462
0.0
540,000
(1)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 495,073
0.0
2,780,000  Oracle Corp., 4.550%,
02/04/2029 2,740,983
0.1
2,737,000
(2)
Oracle Corp., 4.800%,
08/03/2028 2,731,730
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
850,000  Oracle Corp., 5.950%,
09/26/2055 $ 722,800
0.0
535,000
(1)(2)
Playtika Holding Corp.,
4.250%,
03/15/2029 479,298
0.0
5,639,000  Roper Technologies,
Inc., 4.250%,
09/15/2028 5,597,864
0.3
3,669,000  Salesforce, Inc.,
4.650%,
03/15/2029 3,667,574
0.2
3,240,000
(1)
UKG, Inc., 6.875%,
02/01/2031 3,149,698
0.2
39,144,832
1.9
Utilities : 1.7%
1,226,541
(1)
AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 1,163,392
0.1
510,000
(1)
Alpha Generation LLC,
6.750%,
10/15/2032 519,616
0.0
3,596,000
(1)
Capital Power US
Holdings, Inc., 5.257%,
06/01/2028 3,618,955
0.2
586,503
(1)
Chile Electricity Lux
Mpc II Sarl, 5.580%,
10/20/2035 595,535
0.0
1,700,000
(1)
Comision Federal de
Electricidad, 6.450%,
01/24/2035 1,704,658
0.1
270,000
(1)
Constellation Energy
Generation LLC,
5.000%,
02/01/2031 269,995
0.0
1,775,000
(1)
COX Asset Mexico
SA de CV, 7.125%,
01/08/2032 1,806,595
0.1
4,511,000  DTE Energy Co.,
5.100%,
03/01/2029 4,563,149
0.2
850,000  Entergy Arkansas LLC,
5.750%,
01/15/2056 846,976
0.0
1,025,000
(1)(2)
Generadora de Gatun
SA, 6.874%,
09/30/2044 1,061,746
0.1
600,000
(1)
Grupo Energia Bogota
SA ESP, 5.750%,
10/22/2035 589,080
0.0
3,582,000
(1)
Liberty Utilities Co.,
5.577%,
01/31/2029 3,650,697
0.2
853,000  NextEra Energy Capital
Holdings, Inc., 5.850%,
03/01/2056 841,192
0.0
3,075,000
(1)
NRG Energy, Inc.,
5.250%,
06/15/2029 3,068,512
0.2
785,000
(1)
NRG Energy, Inc.,
6.000%,
02/01/2033 789,494
0.0
650,000
(1)
NRG Energy, Inc.,
6.250%,
11/01/2034 658,426
0.0
305,000
(3)
PG&E Corp., 6.850%,
09/15/2056 304,068
0.0
5,095,000
(3)
Sempra Energy,
4.125%,
04/01/2052 5,054,294
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
700,000
(1)
Talen Energy Supply
LLC, 6.250%,
02/01/2034 $ 696,039
0.0
320,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 314,523
0.0
2,549,000
(1)
Vistra Operations
Co. LLC, 7.750%,
10/15/2031 2,667,949
0.1
1,251,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 1,182,842
0.1
35,967,733
1.7
Total Corporate Bonds/
Notes
(Cost $562,351,715)
561,734,136
27.3
COLLATERALIZED MORTGAGE OBLIGATIONS : 25.2%
135,363
(3)
Adjustable Rate
Mortgage Trust
2006-2 1A1, 4.408%,
05/25/2036 116,591
0.0
666,025
(1)(3)
Agate Bay Mortgage
Trust 2015-2 B3,
3.610%,
03/25/2045 614,297
0.0
475,938
(1)(3)
Agate Bay Mortgage
Trust 2015-4 B3,
3.463%,
06/25/2045 388,341
0.0
949,739
(1)(3)
Agate Bay Mortgage
Trust 2016-1 B3,
3.607%,
12/25/2045 802,746
0.0
1,000,000
(1)(3)
Agate Bay Mortgage
Trust 2016-1 B4,
3.607%,
12/25/2045 776,373
0.0
1,137,085
(1)(3)
Agate Bay Mortgage
Trust 2016-2 B4,
3.752%,
03/25/2046 881,643
0.0
3,089,000
(1)(3)
Ajax Mortgage Loan
Trust 2019-D A2,
3.500%,
09/25/2065 2,918,157
0.1
4,734,000
(1)(3)
Ajax Mortgage Loan
Trust 2019-F A2,
3.500%,
07/25/2059 4,560,173
0.2
184,617
(3)
Alternative Loan Trust
2004-J7 M1, 4.659%,
(TSFR1M + 1.134%),
10/25/2034 185,172
0.0
229,432
(3)
Alternative Loan Trust
2005-10CB 1A2,
4.213%, (TSFR1M +
0.564%),
05/25/2035 167,943
0.0
230,467  Alternative Loan Trust
2005-23CB A15,
5.500%,
07/25/2035 182,730
0.0
14,296
(3)
Alternative Loan Trust
2005-53T2 2A6,
4.263%, (TSFR1M +
0.614%),
11/25/2035 6,977
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
129,708
(3)
Alternative Loan Trust
2005-J2 1A12, 4.163%,
(TSFR1M + 0.514%),
04/25/2035 $ 103,545
0.0
27,835  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 12,806
0.0
434,993
(3)
Alternative Loan Trust
2006-18CB A10,
4.163%, (TSFR1M +
0.514%),
07/25/2036 157,128
0.0
101,084
(3)
Alternative Loan Trust
2006-19CB A12,
4.163%, (TSFR1M +
0.514%),
08/25/2036 41,514
0.0
428,067
(3)
Alternative Loan Trust
2006-19CB A28,
4.363%, (TSFR1M +
0.714%),
08/25/2036 182,022
0.0
759,097  Alternative Loan
Trust 2006-27CB A5,
6.000%,
11/25/2036 383,390
0.0
751,459  Alternative Loan
Trust 2007-15CB A5,
5.750%,
07/25/2037 412,303
0.0
109,913
(3)
Alternative Loan
Trust 2007-2CB 2A1,
4.363%, (TSFR1M +
0.714%),
03/25/2037 41,710
0.0
124,041
(3)
Alternative Loan
Trust 2007-HY8C A1,
4.083%, (TSFR1M +
0.434%),
09/25/2047 117,099
0.0
389,273
(3)
Alternative Loan Trust
2007-OA4 A1, 4.103%,
(TSFR1M + 0.454%),
05/25/2047 361,343
0.0
213,843
(1)(3)
Arroyo Mortgage Trust
2019-3 A3, 3.416%,
10/25/2048 206,714
0.0
224,109
(3)
Banc of America
Funding Trust 2007-
2 1A16, 4.363%,
(TSFR1M + 0.714%),
03/25/2037 165,240
0.0
963,541
(3)
Banc of America
Funding Trust 2007-C
7A1, 4.174%, (TSFR1M
+ 0.534%),
05/20/2047 908,479
0.0
78,109
(3)
Bear Stearns ALT-A
Trust 2005-3 4A3,
4.002%,
04/25/2035 76,850
0.0
323,312
(3)
Bear Stearns ALT-A
Trust 2006-6 31A1,
4.231%,
11/25/2036 170,869
0.0
485,243
(3)
Bear Stearns ALT-A
Trust 2006-6 32A1,
4.394%,
11/25/2036 240,755
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
58,592
(3)
Bear Stearns Structured
Products, Inc. Trust
2007-R6 1A1, 4.750%,
01/26/2036 $ 40,901
0.0
1,000,000
(1)(3)
Bellemeade Re Ltd.
2025-1 M1B, 6.128%,
(SOFR30A + 2.500%),
10/25/2035 1,004,446
0.1
2,000,000
(1)(3)
Bellemeade Re Ltd.
2025-1 M2, 7.528%,
(SOFR30A + 3.900%),
10/25/2035 2,043,286
0.1
4,725,000
(1)(3)
BOFAS Re-REMIC
Trust 2026-FRR8
D746, 1.447%,
04/27/2054 4,075,173
0.2
1,595,439
(1)
Brean Asset Backed
Securities Trust 2024-
RM9 A1, 5.000%,
09/25/2064 1,582,709
0.1
1,059,379
(1)(3)
Chase Home Lending
Mortgage Trust 2019-1
B3, 3.877%,
03/25/2050 945,127
0.1
94,518
(1)(3)
Chase Home Lending
Mortgage Trust 2019-
ATR2 A3, 3.500%,
07/25/2049 85,938
0.0
1,951,420
(1)(3)
Chase Home Lending
Mortgage Trust 2024-8
B3, 7.016%,
08/25/2055 2,037,318
0.1
464,084
(1)(3)
Chase Home Lending
Mortgage Trust Series
2024-1 A9, 6.500%,
01/25/2055 472,251
0.0
2,266,752
(1)(3)
Chase Home Lending
Mortgage Trust Series
2024-11 B3, 6.545%,
11/25/2055 2,303,639
0.1
1,267,278
(1)(3)
Chase Home Lending
Mortgage Trust Series
2024-4 A9, 6.000%,
03/25/2055 1,282,829
0.1
2,497,846
(1)(3)
Chase Home Lending
Mortgage Trust Series
2024-4 B2, 6.103%,
03/25/2055 2,474,556
0.1
1,758,314
(1)(3)
Chase Home Lending
Mortgage Trust Series
2024-4 B3, 6.103%,
03/25/2055 1,746,955
0.1
972,245
(1)(3)
Chase Home Lending
Mortgage Trust Series
2024-6 B3, 7.038%,
05/25/2055 1,019,199
0.1
2,377,621
(1)(3)
Chase Home Lending
Mortgage Trust Series
2025-12 B3, 6.575%,
09/25/2056 2,422,653
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
202,031
(3)
Chase Mortgage
Finance Trust Series
2006-A1 2A3, 4.919%,
09/25/2036 $ 178,388
0.0
165,813
(3)
CHL Mortgage Pass-
Through Trust 2005-
HYB9 2A1, 6.449%,
(TSFR12M + 2.465%),
02/20/2036 157,837
0.0
1,283,456
(1)(3)
CHNGE Mortgage Trust
2022-1 A1, 4.007%,
01/25/2067 1,218,475
0.1
57,692
(1)(3)
CIM Trust 2019-INV1
A1, 4.000%,
02/25/2049 54,726
0.0
101,296
(1)(3)
CIM Trust 2019-INV2
A3, 4.000%,
05/25/2049 95,374
0.0
114,627
(1)(3)
CIM Trust 2019-
INV3 A15, 3.500%,
08/25/2049 103,633
0.0
171,940
(1)(3)
CIM Trust 2019-INV3
A3, 3.500%,
08/25/2049 155,450
0.0
1,338,612
(1)(3)
CIM Trust 2019-J1 B3,
3.936%,
08/25/2049 1,240,358
0.1
2,672,082
(1)(3)
CIM Trust 2019-J2 B2,
3.762%,
10/25/2049 2,437,494
0.1
1,679,416
(1)(3)
CIM Trust 2019-J2 B3,
3.762%,
10/25/2049 1,532,203
0.1
1,093,902
(1)(3)
CIM Trust 2020-J2 B3,
2.756%,
01/25/2051 900,082
0.0
1,641,565
(1)(3)
CIM Trust 2021-J3 B3,
2.613%,
06/25/2051 1,314,829
0.1
306,598  Citicorp Mortgage
Securities Trust Series
2006-3 1A4, 6.000%,
06/25/2036 275,924
0.0
56,339
(3)
Citigroup Mortgage
Loan Trust 2006-
AR2 1A1, 5.318%,
03/25/2036 40,867
0.0
22,620
(3)
Citigroup Mortgage
Loan Trust 2006-AR9
2A, 5.325%,
11/25/2036 19,908
0.0
76,521
(1)(3)
Citigroup Mortgage
Loan Trust 2015-A B2,
4.500%,
06/25/2058 75,730
0.0
2,528,618
(1)
Citigroup Mortgage
Loan Trust 2024-1 B3,
6.599%,
07/25/2054 2,582,264
0.1
1,372,903
(1)
Citigroup Mortgage
Loan Trust 2024-CMI1
B2, 6.346%,
06/25/2054 1,398,694
0.1
11,256
(3)
Citigroup Mortgage
Loan Trust, Inc. 2005-4
A, 5.666%,
08/25/2035 11,215
0.0
84,986  Citigroup Mortgage
Loan Trust, Inc. 2005-
9 22A2, 6.000%,
11/25/2035 86,729
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
530,649
(1)(3)
Connecticut Avenue
Securities Trust 2019-
R05 1B1, 7.842%,
(SOFR30A + 4.214%),
07/25/2039 $ 531,772
0.0
1,700,000
(1)(3)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 7.392%,
(SOFR30A + 3.764%),
02/25/2040 1,726,023
0.1
262,054  CSMC Mortgage-
Backed Trust 2007-
2 3A6, 5.400%,
03/25/2037 115,934
0.0
309,013
(1)(3)
CSMC Trust 2013-
7 A11, 3.500%,
08/25/2043 286,607
0.0
205,816
(1)(3)
CSMC Trust 2017-
HL1 A12, 3.500%,
06/25/2047 186,994
0.0
702,520
(1)(3)
CSMC Trust 2019-
AFC1 A3, 3.877%,
07/25/2049 684,058
0.0
292,990
(3)
Deutsche Alt-B
Securities Mortgage
Loan Trust Series
2007-AB1 A1, 4.063%,
(TSFR1M + 0.414%),
04/25/2037 210,872
0.0
60,931
(1)(3)
Deutsche Mortgage
Securities, Inc.
Re-REMIC Trust
Certificates Series
2007-WM1 A1, 4.101%,
06/27/2037 54,404
0.0
1,500,000
(1)(3)
EFMT 2025-RM4 A1,
4.750%,
11/25/2055 1,429,136
0.1
693,966
(1)(3)
Ellington Financial
Mortgage Trust 2022-2
A1, 5.299%,
04/25/2067 689,409
0.0
3,540,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
6.742%, (SOFR30A +
3.114%),
01/25/2040 3,574,777
0.2
750,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2022-R04 1B1,
8.878%, (SOFR30A +
5.250%),
03/25/2042 772,376
0.0
3,045,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2022-R05 2B2,
10.628%, (SOFR30A +
7.000%),
04/25/2042 3,180,221
0.2
1,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R04 1B1,
8.978%, (SOFR30A +
5.350%),
05/25/2043 1,072,602
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R05 1B1,
8.378%, (SOFR30A +
4.750%),
06/25/2043 $ 1,589,292
0.1
3,300,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R03 2B1,
6.428%, (SOFR30A +
2.800%),
03/25/2044 3,394,111
0.2
2,500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1B1,
5.828%, (SOFR30A +
2.200%),
05/25/2044 2,544,870
0.1
1,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R06 1B1,
5.678%, (SOFR30A +
2.050%),
09/25/2044 1,004,561
0.1
2,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2025-R02 1B1,
5.578%, (SOFR30A +
1.950%),
02/25/2045 2,006,612
0.1
227,427
(4)
Fannie Mae Interest
Strip 343 6, 5.000%,
10/25/2033 25,943
0.0
13,062,952
(4)
Fannie Mae Interest
Strip 427 C13,
3.500%,
03/25/2037 1,309,307
0.1
11,884,105
(4)
Fannie Mae Interest
Strip 427 C18,
3.500%,
03/25/2039 1,630,366
0.1
24,385,453
(4)
Fannie Mae Interest
Strip 427 C38,
3.000%,
04/25/2049 4,506,582
0.2
2,812,874
(4)
Fannie Mae Interest
Strip 429 141, 6.500%,
02/25/2053 548,577
0.0
862,589
(4)
Fannie Mae Interest
Strip 429 142, 6.500%,
02/25/2053 165,947
0.0
328,346
(4)
Fannie Mae Interest
Strip 429 143, 6.500%,
02/25/2053 66,456
0.0
198,062
(4)
Fannie Mae Interest
Strip 429 144, 6.500%,
02/25/2053 40,221
0.0
16,327
(3)(4)
Fannie Mae REMIC
Trust 2000-
26 SP, 4.758%,
(-1.000*SOFR30A +
8.386%),
08/25/2030 986
0.0
27,073
(3)(4)
Fannie Mae REMIC
Trust 2002-
13 SR, 2.858%,
(-1.000*SOFR30A +
6.486%),
03/25/2032 724
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
580,445
(3)(4)
Fannie Mae REMIC
Trust 2004-
53 UC, 3.808%,
(-1.000*SOFR30A +
7.436%),
07/25/2034 $ 51,859
0.0
41,888
(3)(4)
Fannie Mae REMIC
Trust 2004-
64 SW, 3.308%,
(-1.000*SOFR30A +
6.936%),
08/25/2034 2,469
0.0
33,648
(3)(4)
Fannie Mae REMIC
Trust 2004-
66 SE, 2.758%,
(-1.000*SOFR30A +
6.386%),
09/25/2034 1,567
0.0
63,629
(3)(4)
Fannie Mae REMIC
Trust 2005-
59 NS, 3.008%,
(-1.000*SOFR30A +
6.636%),
05/25/2035 425
0.0
127,894
(3)
Fannie Mae REMIC
Trust 2006-11 FA,
4.042%, (SOFR30A +
0.414%),
03/25/2036 127,288
0.0
77,492
(3)
Fannie Mae REMIC
Trust 2006-
46 SP, 10.478%,
(-1.000*SOFR30A +
23.780%),
06/25/2036 87,440
0.0
202,350
(3)(4)
Fannie Mae REMIC
Trust 2007-
18 BS, 2.858%,
(-1.000*SOFR30A +
6.486%),
06/25/2035 13,661
0.0
1,896,345
(3)(4)
Fannie Mae REMIC
Trust 2007-
22 SD, 2.658%,
(-1.000*SOFR30A +
6.286%),
03/25/2037 140,772
0.0
1,052,687
(3)(4)
Fannie Mae REMIC
Trust 2007-
55 S, 3.018%,
(-1.000*SOFR30A +
6.646%),
06/25/2037 76,165
0.0
973,129
(3)(4)
Fannie Mae REMIC
Trust 2008-
94 SI, 1.758%,
(-1.000*SOFR30A +
5.386%),
04/25/2036 50,434
0.0
111,241
(3)(4)
Fannie Mae REMIC
Trust 2009-
25 SN, 2.808%,
(-1.000*SOFR30A +
6.436%),
04/25/2039 9,313
0.0
601,448
(3)(4)
Fannie Mae REMIC
Trust 2009-
70 PS, 3.008%,
(-1.000*SOFR30A +
6.636%),
01/25/2037 52,723
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
83,407
(3)
Fannie Mae REMIC
Trust 2010-15 FD,
4.482%, (SOFR30A +
0.854%),
03/25/2040 $ 83,850
0.0
221,505
(3)
Fannie Mae REMIC
Trust 2011-47 GF,
4.312%, (SOFR30A +
0.684%),
06/25/2041 221,418
0.0
36,579
(3)
Fannie Mae REMIC
Trust 2012-10 UF,
4.292%, (SOFR30A +
0.664%),
02/25/2042 36,459
0.0
995,027
(4)
Fannie Mae REMIC
Trust 2012-111 UI,
3.000%,
10/25/2027 11,756
0.0
96,839
(4)
Fannie Mae REMIC
Trust 2012-121 DI,
2.500%,
11/25/2027 1,096
0.0
885,940
(4)
Fannie Mae REMIC
Trust 2012-128 KI,
3.000%,
11/25/2027 10,905
0.0
4,797,587
(3)(4)
Fannie Mae REMIC
Trust 2012-
133 NS, 2.408%,
(-1.000*SOFR30A +
6.036%),
12/25/2042 438,612
0.0
159,936
(4)
Fannie Mae REMIC
Trust 2012-148 IB,
3.500%,
01/25/2028 2,005
0.0
3,035,719
(3)(4)
Fannie Mae REMIC
Trust 2012-
150 PS, 2.408%,
(-1.000*SOFR30A +
6.036%),
01/25/2043 274,202
0.0
5,975,886
(3)(4)
Fannie Mae REMIC
Trust 2012-
66 IB, 0.050%,
(-1.000*SOFR30A +
5.936%),
06/25/2042 11,410
0.0
93,476
(3)(4)
Fannie Mae REMIC
Trust 2012-84 KI,
6.000%, (SOFR30A +
6.000%),
08/25/2042 16,645
0.0
32,291
(4)
Fannie Mae REMIC
Trust 2012-93 IL,
3.000%,
09/25/2027 278
0.0
1,090,202
(4)
Fannie Mae REMIC
Trust 2013-1 LI,
2.500%,
02/25/2028 14,314
0.0
1,023,011
(4)
Fannie Mae REMIC
Trust 2013-137 PI,
5.000%,
10/25/2041 184,785
0.0
3,099,594
(3)(4)
Fannie Mae REMIC
Trust 2013-
19 JS, 2.458%,
(-1.000*SOFR30A +
6.086%),
10/25/2041 101,097
0.0
761,812
(4)
Fannie Mae REMIC
Trust 2013-2 NI,
4.000%,
02/25/2043 93,097
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
378,399
(4)
Fannie Mae REMIC
Trust 2013-21 KI,
3.000%,
03/25/2028 $ 4,452
0.0
2,116,286
(4)
Fannie Mae REMIC
Trust 2013-32 EI,
2.500%,
04/25/2033 117,224
0.0
194,135
(4)
Fannie Mae REMIC
Trust 2013-41 BI,
3.000%,
05/25/2028 3,264
0.0
235,849
(4)
Fannie Mae REMIC
Trust 2013-67 AI,
3.000%,
07/25/2028 3,084
0.0
526,396
(4)
Fannie Mae REMIC
Trust 2013-69 PI,
3.000%,
04/25/2033 20,339
0.0
1,737,245
(3)(4)
Fannie Mae REMIC
Trust 2013-
97 JS, 2.408%,
(-1.000*SOFR30A +
6.036%),
04/25/2038 96,247
0.0
9,464,111
(3)(4)
Fannie Mae REMIC
Trust 2015-
32 SA, 2.458%,
(-1.000*SOFR30A +
6.086%),
05/25/2045 983,456
0.1
4,579,096
(4)
Fannie Mae REMIC
Trust 2015-40 AI,
6.000%,
05/25/2037 705,861
0.0
3,338,987
(3)(4)
Fannie Mae REMIC
Trust 2016-
19 SB, 2.358%,
(-1.000*SOFR30A +
5.986%),
04/25/2046 197,626
0.0
1,338,443
(4)
Fannie Mae REMIC
Trust 2016-4 BI,
4.000%,
02/25/2046 239,175
0.0
820,123
(4)
Fannie Mae REMIC
Trust 2016-61 PI,
4.500%,
01/25/2046 121,845
0.0
34,650,815
(3)(4)
Fannie Mae REMIC
Trust 2016-
75 SC, 2.358%,
(-1.000*SOFR30A +
5.986%),
10/25/2046 2,075,270
0.1
15,109,172
(3)(4)
Fannie Mae REMIC
Trust 2016-
81 SA, 2.408%,
(-1.000*SOFR30A +
6.036%),
11/25/2046 853,988
0.0
9,338,066
(3)(4)
Fannie Mae REMIC
Trust 2017-
16 SG, 2.308%,
(-1.000*SOFR30A +
5.936%),
03/25/2047 863,331
0.0
15,711,375
(3)(4)
Fannie Mae REMIC
Trust 2018-
86 US, 2.458%,
(-1.000*SOFR30A +
6.086%),
12/25/2048 942,998
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,957,406
(4)
Fannie Mae REMIC
Trust 2019-15 AI,
4.000%,
04/25/2059 $ 1,573,484
0.1
8,125,461
(3)(4)
Fannie Mae REMIC
Trust 2019-
17 SA, 2.358%,
(-1.000*SOFR30A +
5.986%),
04/25/2049 515,637
0.0
7,127,077
(3)(4)
Fannie Mae REMIC
Trust 2019-
8 SB, 2.358%,
(-1.000*SOFR30A +
5.986%),
03/25/2049 468,268
0.0
18,823,115
(4)
Fannie Mae REMIC
Trust 2020-33 YI,
4.000%,
05/25/2050 3,298,581
0.2
9,057,933
(4)
Fannie Mae REMIC
Trust 2020-47 PI,
4.000%,
07/25/2050 1,908,005
0.1
9,693,548
(3)(4)
Fannie Mae REMIC
Trust 2020-
47 SH, 2.358%,
(-1.000*SOFR30A +
5.986%),
07/25/2050 1,056,102
0.1
15,875,110
(3)(4)
Fannie Mae REMIC
Trust 2020-
49 SB, 2.358%,
(-1.000*SOFR30A +
5.986%),
07/25/2050 2,063,450
0.1
9,658,665
(4)
Fannie Mae REMIC
Trust 2020-52 AI,
4.000%,
08/25/2050 1,532,323
0.1
33,125,649
(4)
Fannie Mae REMIC
Trust 2020-64 IO,
3.000%,
09/25/2050 6,596,521
0.3
14,892,030
(4)
Fannie Mae REMIC
Trust 2020-65 CI,
4.000%,
09/25/2050 2,446,355
0.1
15,944,529
(4)
Fannie Mae REMIC
Trust 2020-67 JI,
4.000%,
09/25/2050 3,191,380
0.2
22,586,525
(4)
Fannie Mae REMIC
Trust 2020-74 IQ,
6.000%,
10/25/2050 4,543,615
0.2
19,828,032
(4)
Fannie Mae REMIC
Trust 2020-94 MI,
4.500%,
04/25/2050 4,588,873
0.2
13,168,904
(4)
Fannie Mae REMIC
Trust 2021-18 IY,
4.500%,
08/25/2049 3,462,867
0.2
15,466,448
(4)
Fannie Mae REMIC
Trust 2021-2 PI,
2.000%,
02/25/2051 1,575,337
0.1
15,976,536
(4)
Fannie Mae REMIC
Trust 2021-23 JI,
3.000%,
04/25/2051 2,509,608
0.1
19,698,139
(4)
Fannie Mae REMIC
Trust 2021-27 EI,
4.500%,
05/25/2051 4,655,440
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
14,857,380
(4)
Fannie Mae REMIC
Trust 2021-28 GI,
4.000%,
05/25/2051 $ 3,002,878
0.2
41,237,203
(4)
Fannie Mae REMIC
Trust 2021-46 IM,
4.500%,
07/25/2051 10,970,502
0.5
8,397,730
(4)
Fannie Mae REMIC
Trust 2021-56 QI,
4.500%,
09/25/2051 2,214,884
0.1
28,952,461
(4)
Fannie Mae REMIC
Trust 2021-65 KI,
3.500%,
10/25/2051 5,108,381
0.3
15,279,609
(4)
Fannie Mae REMIC
Trust 2021-74 AI,
3.000%,
11/25/2051 2,527,970
0.1
61,224  First Horizon Alternative
Mortgage Securities
Trust 2006-FA8 1A7,
6.000%,
02/25/2037 20,599
0.0
126,031
(1)(3)
Flagstar Mortgage Trust
2017-2 A7, 3.500%,
10/25/2047 113,643
0.0
495,900
(1)(3)
Flagstar Mortgage Trust
2018-1 B3, 3.908%,
03/25/2048 454,229
0.0
531,582
(1)(3)
Flagstar Mortgage Trust
2018-3INV A3, 4.000%,
05/25/2048 493,599
0.0
3,076,041
(1)(3)
Flagstar Mortgage Trust
2018-4 B3, 4.121%,
07/25/2048 2,832,350
0.1
151,870
(1)(3)
Flagstar Mortgage
Trust 2018-6RR 1A7,
4.000%,
10/25/2048 139,937
0.0
2,811,937
(1)(3)
Flagstar Mortgage Trust
2018-6RR B1, 4.899%,
10/25/2048 2,751,408
0.1
1,248,548
(1)(3)
Flagstar Mortgage Trust
2019-2 B1, 4.001%,
12/25/2049 1,138,602
0.1
1,747,967
(1)(3)
Flagstar Mortgage Trust
2019-2 B2, 4.001%,
12/25/2049 1,589,749
0.1
2,548,767
(1)(3)
Flagstar Mortgage Trust
2020-1INV B3, 4.167%,
03/25/2050 2,337,578
0.1
40,439
(3)(4)
Freddie Mac REMIC
Trust 2374 S, 4.393%,
(-1.000*SOFR30A +
7.986%),
06/15/2031 2,532
0.0
25,931
(3)(4)
Freddie Mac
REMIC Trust
2417 SY, 4.693%,
(-1.000*SOFR30A +
8.286%),
12/15/2031 2,239
0.0
101,653
(3)(4)
Freddie Mac
REMIC Trust 2525
SM, 4.293%,
(-1.000*SOFR30A +
7.886%),
02/15/2032 8,136
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
53,472
(3)(4)
Freddie Mac
REMIC Trust
2577 SA, 3.743%,
(-1.000*SOFR30A +
7.336%),
02/15/2033 $ 4,075
0.0
571,119
(3)(4)
Freddie Mac
REMIC Trust
2781 SB, 3.443%,
(-1.000*SOFR30A +
7.036%),
04/15/2034 38,631
0.0
138,176
(3)
Freddie Mac REMIC
Trust 2921 PF,
4.057%, (SOFR30A +
0.464%),
01/15/2035 137,467
0.0
91,906
(3)(4)
Freddie Mac
REMIC Trust
2981 CS, 3.013%,
(-1.000*SOFR30A +
6.606%),
05/15/2035 4,303
0.0
39,857
(3)(4)
Freddie Mac
REMIC Trust
2981 SU, 4.093%,
(-1.000*SOFR30A +
7.686%),
05/15/2030 1,972
0.0
236,955
(3)(4)
Freddie Mac
REMIC Trust
2989 HS, 3.443%,
(-1.000*SOFR30A +
7.036%),
08/15/2034 21,976
0.0
63,603
(3)(4)
Freddie Mac
REMIC Trust 3018
SM, 3.493%,
(-1.000*SOFR30A +
7.086%),
08/15/2035 5,987
0.0
84,328
(3)
Freddie Mac
REMIC Trust
3031 BP, 8.000%,
(-1.000*SOFR30A +
44.205%),
08/15/2035 85,299
0.0
215,995
(3)(4)
Freddie Mac REMIC
Trust 3049 PI, 2.943%,
(-1.000*SOFR30A +
6.536%),
10/15/2035 16,370
0.0
1,551,846
(3)(4)
Freddie Mac REMIC
Trust 3128 JI, 2.923%,
(-1.000*SOFR30A +
6.516%),
03/15/2036 119,746
0.0
28,348
(5)
Freddie Mac REMIC
Trust 3151 PO,
0.000%,
05/15/2036 23,964
0.0
689,889
(3)(4)
Freddie Mac
REMIC Trust
3222 SN, 2.893%,
(-1.000*SOFR30A +
6.486%),
09/15/2036 49,797
0.0
927,620
(3)(4)
Freddie Mac REMIC
Trust 3298 S, 2.403%,
(-1.000*SOFR30A +
5.996%),
04/15/2037 70,664
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
252,045
(3)(4)
Freddie Mac
REMIC Trust
3523 SA, 2.293%,
(-1.000*SOFR30A +
5.886%),
09/15/2036 $ 15,759
0.0
257,053
(3)(4)
Freddie Mac
REMIC Trust 3582
MS, 2.443%,
(-1.000*SOFR30A +
6.036%),
10/15/2039 19,156
0.0
98,024
(3)(4)
Freddie Mac
REMIC Trust
3624 TS, 1.093%,
(-1.000*SOFR30A +
4.686%),
01/15/2040 3,023
0.0
279,113
(4)
Freddie Mac REMIC
Trust 3688 BI, 5.000%,
07/15/2040 37,274
0.0
228,209
(3)
Freddie Mac REMIC
Trust 3740 FB,
4.207%, (SOFR30A +
0.614%),
10/15/2040 226,670
0.0
266,665
(4)
Freddie Mac REMIC
Trust 4097 IC, 2.500%,
08/15/2027 2,811
0.0
374,496
(4)
Freddie Mac REMIC
Trust 4116 IL, 4.500%,
05/15/2042 27,810
0.0
1,005,706
(4)
Freddie Mac REMIC
Trust 4120 TI, 2.500%,
10/15/2027 11,459
0.0
206,628
(4)
Freddie Mac REMIC
Trust 4136 QI,
3.000%,
11/15/2032 6,135
0.0
162,258
(4)
Freddie Mac REMIC
Trust 4143 IK, 4.000%,
10/15/2041 6,397
0.0
8,129,692
(3)(4)
Freddie Mac
REMIC Trust
4146 SA, 2.443%,
(-1.000*SOFR30A +
6.036%),
12/15/2042 733,363
0.0
1,160,610
(4)
Freddie Mac REMIC
Trust 4157 IH, 3.500%,
01/15/2043 166,253
0.0
161,428
(4)
Freddie Mac REMIC
Trust 4162 DI, 2.000%,
02/15/2028 1,621
0.0
576,569
(4)
Freddie Mac REMIC
Trust 4182 IL, 3.000%,
03/15/2028 10,247
0.0
1,155,967
(4)
Freddie Mac REMIC
Trust 4186 IA, 3.000%,
03/15/2033 76,064
0.0
14,120,761
(3)(4)
Freddie Mac
REMIC Trust
4273 PS, 2.393%,
(-1.000*SOFR30A +
5.986%),
11/15/2043 924,193
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
191,867
(4)
Freddie Mac REMIC
Trust 4287 CI, 4.500%,
07/15/2041 $ 14,945
0.0
1,129,103
(4)
Freddie Mac REMIC
Trust 4290 EI, 5.000%,
12/15/2043 205,468
0.0
46,631
(4)
Freddie Mac REMIC
Trust 4333 AI, 5.500%,
02/15/2044 7,110
0.0
636,932
(4)
Freddie Mac REMIC
Trust 4494 LI, 5.000%,
12/15/2043 30,779
0.0
4,559,414
(3)(4)
Freddie Mac
REMIC Trust
4618 SA, 2.293%,
(-1.000*SOFR30A +
5.886%),
09/15/2046 431,799
0.0
1,152,341
(4)
Freddie Mac REMIC
Trust 4625 BI, 3.500%,
06/15/2046 198,804
0.0
1,092,616
(4)
Freddie Mac REMIC
Trust 4708 KI, 4.500%,
11/15/2046 159,445
0.0
7,448,229
(4)
Freddie Mac REMIC
Trust 4813 IO,
5.500%,
08/15/2048 1,371,366
0.1
14,104,634
(3)(4)
Freddie Mac
REMIC Trust
4903 NS, 2.358%,
(-1.000*SOFR30A +
5.986%),
08/25/2049 1,328,428
0.1
9,073,858
(3)(4)
Freddie Mac
REMIC Trust
4909 SJ, 2.308%,
(-1.000*SOFR30A +
5.936%),
09/25/2049 1,034,774
0.1
3,687,919
(3)(4)
Freddie Mac
REMIC Trust
4910 SD, 2.343%,
(-1.000*SOFR30A +
5.936%),
06/15/2049 410,079
0.0
10,790,869
(3)(4)
Freddie Mac
REMIC Trust
4910 SH, 2.308%,
(-1.000*SOFR30A +
5.936%),
09/25/2049 1,265,949
0.1
14,597,475
(3)(4)
Freddie Mac
REMIC Trust
4924 SY, 2.308%,
(-1.000*SOFR30A +
5.936%),
10/25/2049 1,736,862
0.1
9,748,190
(4)
Freddie Mac REMIC
Trust 4967 IQ,
4.000%,
02/25/2050 2,040,166
0.1
34,047,037
(4)
Freddie Mac REMIC
Trust 4973 BI, 4.500%,
05/25/2050 7,828,377
0.4
25,021,275
(4)
Freddie Mac REMIC
Trust 4974 I, 4.000%,
04/25/2050 5,097,536
0.3
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
16,738,560
(3)(4)
Freddie Mac
REMIC Trust
5009 TS, 2.458%,
(-1.000*SOFR30A +
6.086%),
09/25/2050 $ 1,954,896
0.1
23,508,859
(4)
Freddie Mac REMIC
Trust 5010 MI,
3.000%,
09/25/2050 3,381,672
0.2
14,230,015
(4)
Freddie Mac REMIC
Trust 5036 CI, 4.000%,
12/25/2049 2,931,338
0.1
21,103,352
(4)
Freddie Mac REMIC
Trust 5049 UI, 3.000%,
12/25/2050 3,774,174
0.2
7,387,998
(4)
Freddie Mac REMIC
Trust 5052 BI, 5.000%,
12/25/2050 1,721,639
0.1
11,460,912
(4)
Freddie Mac REMIC
Trust 5074 GI,
2.000%,
02/25/2051 1,248,488
0.1
18,928,000
(4)
Freddie Mac REMIC
Trust 5081 CI, 2.000%,
03/25/2051 2,069,469
0.1
32,078,809
(4)
Freddie Mac REMIC
Trust 5083 IP, 4.000%,
11/25/2048 6,688,098
0.3
10,777,646
(4)
Freddie Mac REMIC
Trust 5133 CI, 4.500%,
07/25/2039 1,761,079
0.1
12,550,851
(4)
Freddie Mac REMIC
Trust 5138 CI, 4.000%,
07/25/2050 2,612,688
0.1
9,230,769
(4)
Freddie Mac REMIC
Trust 5142 LI, 2.500%,
09/25/2051 1,497,980
0.1
4,173,378
(4)
Freddie Mac REMIC
Trust 5152 GI,
4.500%,
06/25/2048 950,896
0.1
17,378,800
(4)
Freddie Mac REMIC
Trust 5214 IO,
2.000%,
03/25/2051 2,201,930
0.1
6,819,876
(4)
Freddie Mac REMIC
Trust 5261 IC, 4.000%,
01/25/2050 1,312,278
0.1
30,482,308
(3)
Freddie Mac REMIC
Trust 5502 FD,
5.228%, (SOFR30A +
1.600%),
02/25/2055 31,058,984
1.5
50,000,000
(3)(4)
Freddie Mac
REMIC Trust
5671 SA, 3.072%,
(-1.000*SOFR30A +
6.700%),
06/25/2056 6,073,855
0.3
5,100,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA6 B1, 7.028%,
(SOFR30A + 3.400%),
10/25/2041 5,134,282
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,100,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 7.378%,
(SOFR30A + 3.750%),
12/25/2041 $ 6,175,363
0.3
5,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 M2, 5.978%,
(SOFR30A + 2.350%),
12/25/2041 5,026,963
0.2
2,800,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 7.028%,
(SOFR30A + 3.400%),
01/25/2042 2,835,474
0.1
2,500,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2023-
HQA3 M2, 6.978%,
(SOFR30A + 3.350%),
11/25/2043 2,600,584
0.1
4,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2024-
HQA2 M2, 5.428%,
(SOFR30A + 1.800%),
08/25/2044 4,022,264
0.2
2,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2025-
HQA1 M2, 5.278%,
(SOFR30A + 1.650%),
02/25/2045 2,009,651
0.1
4,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2026-
HQA1 M2, 5.128%,
(SOFR30A + 1.500%),
05/25/2046 4,007,594
0.2
365,398
(4)
Freddie Mac Strips 224
IO, 6.000%,
03/01/2033 49,141
0.0
215,580
(3)(4)
Freddie Mac Strips
237 S23, 3.393%,
(-1.000*SOFR30A +
6.986%),
05/15/2036 21,633
0.0
286,214
(4)
Freddie Mac Strips 260
33, 4.000%,
05/15/2039 41,737
0.0
109,310
(4)
Freddie Mac Strips 287
IO, 3.000%,
10/15/2027 1,295
0.0
133,997
(3)(4)
Freddie Mac Strips
324 144, 6.000%,
06/15/2039 23,810
0.0
6,106,770
(4)
Freddie Mac Strips 390
C3, 3.500%,
11/15/2037 694,840
0.0
6,263,418
(4)
Freddie Mac Strips 400
C8, 6.500%,
05/25/2053 1,192,394
0.1
771,003
(4)
Freddie Mac Strips
405 C30, 4.000%,
12/25/2052 162,052
0.0
2,035,956
(1)(3)
Galton Funding
Mortgage Trust 2019-1
B1, 4.250%,
02/25/2059 1,958,814
0.1
1,636,854
(1)(3)
Galton Funding
Mortgage Trust 2019-1
B2, 4.500%,
02/25/2059 1,584,919
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,937,071
(1)(3)
GCAT Trust 2024-INV2
B3, 7.220%,
06/25/2054 $ 2,046,045
0.1
1,956,544
(1)(3)
GCAT Trust 2024-INV4
B4, 7.009%,
12/25/2054 1,990,743
0.1
1,977,608
(1)(3)
GCAT Trust 2025-INV2
B3, 6.998%,
05/25/2055 2,058,742
0.1
992,508
(1)(3)
GCAT Trust 2025-INV4
B3, 7.256%,
08/25/2055 1,057,661
0.1
1,489,987
(1)(3)
GCAT Trust 2025-INV5
B3, 6.588%,
12/25/2055 1,520,884
0.1
2,056,817
(3)(4)
Ginnie Mae 2007-
59 SC, 2.746%,
(-1.000*TSFR1M +
6.386%),
07/20/2037 172,579
0.0
148,184
(3)(4)
Ginnie Mae 2008-
40 SA, 2.652%,
(-1.000*TSFR1M +
6.286%),
05/16/2038 6,138
0.0
52,941
(4)
Ginnie Mae 2010-143
JI, 4.000%,
08/16/2039 375
0.0
126,660
(4)
Ginnie Mae 2010-4 IP,
5.000%,
01/16/2039 1,870
0.0
325,913
(3)(4)
Ginnie Mae 2010-
4 SL, 2.652%,
(-1.000*TSFR1M +
6.286%),
01/16/2040 27,430
0.0
863,659
(3)(4)
Ginnie Mae 2011-
101 BI, 0.650%,
(-1.000*TSFR1M +
6.536%),
11/20/2037 17,959
0.0
70,458
(3)(4)
Ginnie Mae 2011-
101 EI, 6.000%,
(-1.000*TSFR1M +
106.946%),
10/16/2039 12,310
0.0
134,346
(4)
Ginnie Mae 2011-124
KI, 4.000%,
08/20/2039 949
0.0
2,129,863
(3)(4)
Ginnie Mae 2011-
25 AS, 2.306%,
(-1.000*TSFR1M +
5.946%),
02/20/2041 123,630
0.0
7,916
(4)
Ginnie Mae 2012-149
BI, 3.500%,
10/20/2041 553
0.0
686,233
(4)
Ginnie Mae 2012-39
PI, 4.000%,
03/16/2042 59,195
0.0
1,905,038
(3)(4)
Ginnie Mae 2013-
103 DS, 2.396%,
(-1.000*TSFR1M +
6.036%),
07/20/2043 173,428
0.0
9,446,366
(3)(4)
Ginnie Mae 2013-
130 SB, 1.315%,
(-1.000*TSFR1M +
4.936%),
09/16/2043 271,464
0.0
3,408,522
(3)(4)
Ginnie Mae 2013-
134 DS, 2.346%,
(-1.000*TSFR1M +
5.986%),
09/20/2043 296,559
0.0
79,092
(4)
Ginnie Mae 2013-44
LI, 4.500%,
01/16/2043 6,943
0.0
193,875
(4)
Ginnie Mae 2013-81
IO, 4.500%,
01/16/2040 6,141
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,864,135
(3)(4)
Ginnie Mae 2014-
58 SM, 2.352%,
(-1.000*TSFR1M +
5.986%),
04/16/2044 $ 395,700
0.0
954,584
(4)
Ginnie Mae 2014-84
PI, 4.500%,
04/20/2043 79,343
0.0
1,044,867
(4)
Ginnie Mae 2015-132
BI, 4.000%,
11/20/2044 121,104
0.0
1,547,273
(3)(4)
Ginnie Mae 2015-
69 IL, 0.200%,
(-1.000*TSFR1M +
6.586%),
07/20/2034 6,994
0.0
110,799
(4)
Ginnie Mae 2015-94
IU, 4.000%,
08/20/2044 13,345
0.0
4,188,168
(3)(4)
Ginnie Mae 2016-
66 ES, 2.296%,
(-1.000*TSFR1M +
5.936%),
05/20/2046 417,574
0.0
201,592
(4)
Ginnie Mae 2016-8 PI,
4.000%,
10/20/2044 18,767
0.0
8,153,503
(3)(4)
Ginnie Mae 2018-
125 HS, 2.496%,
(-1.000*TSFR1M +
6.136%),
09/20/2048 787,893
0.0
3,334,978
(3)(4)
Ginnie Mae 2018-
153 SQ, 2.446%,
(-1.000*TSFR1M +
6.086%),
11/20/2048 221,042
0.0
8,108,274
(3)(4)
Ginnie Mae 2018-
93 SJ, 2.446%,
(-1.000*TSFR1M +
6.086%),
07/20/2048 635,685
0.0
102,799
(4)
Ginnie Mae 2019-111
TI, 5.000%,
09/20/2049 20,031
0.0
54,510
(4)
Ginnie Mae 2019-86
GI, 6.500%,
07/20/2049 10,791
0.0
247,888
(4)
Ginnie Mae 2019-86
HI, 5.500%,
07/20/2049 56,557
0.0
8,226,584
(3)(4)
Ginnie Mae 2019-
89 SC, 2.346%,
(-1.000*TSFR1M +
5.986%),
07/20/2049 881,634
0.0
16,134,419
(4)
Ginnie Mae 2020-7 EI,
3.500%,
01/20/2050 3,201,438
0.2
18,101,907
(4)
Ginnie Mae 2021-152
ID, 3.000%,
08/20/2051 3,002,447
0.2
33,145,682
(4)
Ginnie Mae 2021-194
IK, 3.000%,
11/20/2051 5,624,824
0.3
17,161,171
(3)(4)
Ginnie Mae 2022-
159 SE, 2.391%,
(-1.000*SOFR30A +
6.000%),
09/20/2052 1,319,691
0.1
13,810,884
(4)
Ginnie Mae 2022-56
IG, 4.500%,
07/20/2050 3,113,780
0.2
16,727,799
(4)
Ginnie Mae 2023-24
ID, 3.500%,
06/20/2050 3,361,684
0.2
8,324,478
(3)
Ginnie Mae 2023-
57 S, 5.591%,
(-1.000*SOFR30A +
13.530%),
04/20/2053 7,641,755
0.4
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
16,770,151
(4)
Ginnie Mae 2023-70
JI, 5.500%,
06/20/2052 $ 3,072,581
0.2
42,655,778
(3)(4)
Ginnie Mae 2025-
122 SA, 2.291%,
(-1.000*SOFR30A +
5.900%),
07/20/2055 2,767,867
0.1
1,479,646
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ1 B3, 4.005%,
08/25/2049 1,330,802
0.1
46,893
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 43,840
0.0
3,246,657
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B2, 4.354%,
11/25/2049 3,026,709
0.2
3,358,157
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B3, 4.354%,
11/25/2049 3,107,863
0.2
389,650
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B1, 3.964%,
03/25/2050 362,154
0.0
397,425
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B2, 3.964%,
03/25/2050 369,381
0.0
1,573,744
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2020-PJ3 B4, 3.408%,
10/25/2050 1,287,366
0.1
1,502,552
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ3 B3, 2.645%,
08/25/2051 1,225,159
0.1
3,445,581
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ4 B3, 2.609%,
09/25/2051 2,895,907
0.1
200,765
(1)(3)
GS Mortgage-Backed
Securities Trust 2020-
PJ1 A1, 3.500%,
05/25/2050 180,815
0.0
318,863
(1)(3)
GS Mortgage-Backed
Securities Trust 2020-
PJ1 A4, 3.500%,
05/25/2050 285,510
0.0
803,101
(1)(3)
GS Mortgage-Backed
Securities Trust 2020-
PJ1 A8, 3.500%,
05/25/2050 721,180
0.0
2,059,063
(1)(3)
GS Mortgage-Backed
Securities Trust 2020-
PJ1 B2, 3.601%,
05/25/2050 1,829,167
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,250,470
(1)(3)
GS Mortgage-Backed
Securities Trust 2020-
PJ1 B3, 3.601%,
05/25/2050 $ 2,878,144
0.1
886,922
(1)(3)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B3, 3.374%,
04/25/2052 753,290
0.0
889,186
(1)(3)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B4, 3.374%,
04/25/2052 746,792
0.0
2,086,809
(1)
GS Mortgage-Backed
Securities Trust 2021-
PJ9 A4, 2.500%,
02/26/2052 1,708,758
0.1
2,870,114
(1)(3)
GS Mortgage-Backed
Securities Trust 2023-
PJ6 B2, 6.802%,
04/25/2054 2,961,337
0.1
2,213,667
(1)(3)
GS Mortgage-Backed
Securities Trust 2024-
PJ1 B2, 6.919%,
06/25/2054 2,308,111
0.1
1,435,270
(1)(3)
GS Mortgage-Backed
Securities Trust 2024-
PJ2 B3, 5.834%,
07/25/2054 1,401,711
0.1
1,912,550
(1)(3)
GS Mortgage-Backed
Securities Trust 2024-
PJ4 B2, 5.732%,
08/25/2054 1,883,274
0.1
1,249,446
(1)(3)
GS Mortgage-Backed
Securities Trust 2025-
PJ1 A19, 6.000%,
06/25/2055 1,264,778
0.1
239,941
(3)
HarborView Mortgage
Loan Trust 2007-5
A1A, 4.134%, (TSFR1M
+ 0.494%),
09/19/2037 212,646
0.0
4,000,000
(1)(3)
Home Re Ltd. 2026-
1 M1C, 6.228%,
(SOFR30A + 2.600%),
01/25/2036 4,028,982
0.2
385
(3)
HomeBanc Mortgage
Trust 2004-1 2A,
4.623%, (TSFR1M +
0.974%),
08/25/2029 380
0.0
2,637,354
(1)
HTAP Issuer Trust
2025-1 A, 6.500%,
11/25/2042 2,626,982
0.1
43,592
(3)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 1A1B,
4.183%, (TSFR1M +
0.534%),
04/25/2046 40,146
0.0
39,979
(1)(3)
J.P. Morgan Mortgage
Trust 2019-2 A3,
3.993%,
08/25/2049 37,381
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
909,583
(1)(3)
J.P. Morgan Mortgage
Trust 2019-2 B1,
4.442%,
08/25/2049 $ 870,157
0.0
2,203,835
(1)(3)
J.P. Morgan Mortgage
Trust 2019-2 B2,
4.442%,
08/25/2049 2,096,847
0.1
872,508
(1)(3)
J.P. Morgan Mortgage
Trust 2019-LTV1 B2,
4.582%,
06/25/2049 833,058
0.0
2,227,732
(1)(3)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.143%,
05/25/2052 1,848,487
0.1
370,729
(1)(3)
J.P. Morgan Mortgage
Trust 2024-1 A9,
6.000%,
06/25/2054 375,279
0.0
518,475
(3)
JP Morgan Mortgage
Trust 2005-A4 B1,
5.186%,
07/25/2035 512,881
0.0
69,495  JP Morgan Mortgage
Trust 2005-S3 1A10,
6.000%,
01/25/2036 31,790
0.0
135,448  JP Morgan Mortgage
Trust 2006-S2 1A18,
6.000%,
07/25/2036 55,180
0.0
389,153  JP Morgan Mortgage
Trust 2006-S3 1A30,
6.500%,
08/25/2036 123,026
0.0
784,352
(1)(3)
JP Morgan Mortgage
Trust 2014-5 B3,
2.475%,
10/25/2029 762,084
0.0
327,993
(1)(3)
JP Morgan Mortgage
Trust 2016-1 B3,
3.770%,
05/25/2046 311,470
0.0
2,095,000
(1)(3)
JP Morgan Mortgage
Trust 2016-1 B4,
3.770%,
05/25/2046 1,597,828
0.1
276,878
(1)(3)
JP Morgan Mortgage
Trust 2016-4 A13,
3.500%,
10/25/2046 250,780
0.0
644,415
(1)(3)
JP Morgan Mortgage
Trust 2017-1 B4,
3.445%,
01/25/2047 576,344
0.0
1,010,380
(1)(3)
JP Morgan Mortgage
Trust 2017-3 B1,
3.807%,
08/25/2047 933,406
0.0
1,237,951
(1)(3)
JP Morgan Mortgage
Trust 2017-5 B1,
4.726%,
10/26/2048 1,246,267
0.1
447,338
(1)(3)
JP Morgan Mortgage
Trust 2017-6 B3,
3.777%,
12/25/2048 410,185
0.0
1,263,078
(1)(3)
JP Morgan Mortgage
Trust 2017-6 B4,
3.777%,
12/25/2048 1,150,480
0.1
873,877
(1)(3)
JP Morgan Mortgage
Trust 2017-6 B5,
3.777%,
12/25/2048 735,784
0.0
1,763,889
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B2,
3.572%,
06/25/2048 1,606,639
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,785,755
(1)(3)
JP Morgan Mortgage
Trust 2018-3 B3,
3.696%,
09/25/2048 $ 1,630,667
0.1
370,758
(1)(3)
JP Morgan Mortgage
Trust 2018-4 B2,
3.710%,
10/25/2048 340,340
0.0
77,227
(1)(3)
JP Morgan Mortgage
Trust 2018-6 1A10,
3.500%,
12/25/2048 70,022
0.0
124,107
(1)(3)
JP Morgan Mortgage
Trust 2018-8 A3,
4.000%,
01/25/2049 114,385
0.0
777,862
(1)(3)
JP Morgan Mortgage
Trust 2018-9 B2,
4.231%,
02/25/2049 732,993
0.0
124,205
(1)(3)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 115,075
0.0
224,743
(1)(3)
JP Morgan Mortgage
Trust 2019-5 A3,
4.000%,
11/25/2049 210,162
0.0
2,352,383
(1)(3)
JP Morgan Mortgage
Trust 2019-5 B1,
4.439%,
11/25/2049 2,234,088
0.1
52,017
(1)(3)
JP Morgan Mortgage
Trust 2019-6 A3,
3.500%,
12/25/2049 47,434
0.0
808,183
(1)(3)
JP Morgan Mortgage
Trust 2019-7 B3A,
3.219%,
02/25/2050 718,690
0.0
287,370
(1)(3)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 258,868
0.0
806,591
(1)(3)
JP Morgan Mortgage
Trust 2019-8 B3A,
3.384%,
03/25/2050 716,570
0.0
185,261
(1)(3)
JP Morgan Mortgage
Trust 2019-INV2 A15,
3.500%,
02/25/2050 167,105
0.0
1,198,462
(1)(3)
JP Morgan Mortgage
Trust 2019-LTV2 B2,
4.637%,
12/25/2049 1,155,897
0.1
1,214,863
(1)(3)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.637%,
12/25/2049 1,168,870
0.1
2,271,544
(1)(3)
JP Morgan Mortgage
Trust 2019-LTV3 B2,
4.359%,
03/25/2050 2,137,110
0.1
5,487
(1)(3)
JP Morgan Mortgage
Trust 2020-LTV1 A15,
3.500%,
06/25/2050 5,469
0.0
28,345
(1)(3)
JP Morgan Mortgage
Trust 2020-LTV1 A5,
3.500%,
06/25/2050 28,257
0.0
2,870,975
(1)(3)
JP Morgan Mortgage
Trust 2021-6 B3,
2.839%,
10/25/2051 2,336,784
0.1
2,282,560
(1)(3)
JP Morgan Mortgage
Trust 2022-2 B3,
3.120%,
08/25/2052 1,881,390
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
957,955
(1)(3)
JP Morgan Mortgage
Trust 2023-10 B3,
6.119%,
05/25/2054 $ 948,528
0.1
395,270
(1)(3)
JP Morgan Mortgage
Trust 2024-CCM1 A3,
5.500%,
04/25/2055 393,544
0.0
1,402,244
(1)(3)
JP Morgan Mortgage
Trust 2024-CCM1 B3,
6.498%,
04/25/2055 1,420,256
0.1
1,730,195
(1)(3)
JP Morgan Mortgage
Trust 2025-CCM1 B3,
6.069%,
06/25/2055 1,677,257
0.1
1,745,427
(1)(3)
JP Morgan Mortgage
Trust Series 2024-4
B2, 7.023%,
10/25/2054 1,821,467
0.1
2,638,503
(1)(3)
JP Morgan Mortgage
Trust Series 2024-4
B3, 7.023%,
10/25/2054 2,737,707
0.1
2,396,933
(1)(3)
JP Morgan Mortgage
Trust Series 2024-6
B3, 6.881%,
12/25/2054 2,469,359
0.1
368,224
(1)(3)
JP Morgan Trust
2015-3 B3, 3.563%,
05/25/2045 344,679
0.0
1,327,529
(1)(3)
JP Morgan Trust
2015-3 B4, 3.563%,
05/25/2045 1,038,381
0.1
40,175
(3)
Lehman XS Trust
Series 2005-5N 1A2,
4.123%, (TSFR1M +
0.474%),
11/25/2035 40,684
0.0
1,665,928
(1)(3)
Mello Mortgage Capital
Acceptance 2021-
MTG3 B3, 2.887%,
07/01/2051 1,376,838
0.1
2,601,141
(1)(3)
Mello Mortgage Capital
Acceptance 2022-INV1
B3, 3.311%,
03/25/2052 2,186,126
0.1
872,893
(3)
Morgan Stanley
Mortgage Loan Trust
2006-9AR A2, 4.063%,
(TSFR1M + 0.414%),
08/25/2036 177,831
0.0
971,358
(1)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-2 B3,
7.069%,
03/25/2054 995,209
0.1
974,490
(1)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-4 B3,
6.915%,
09/25/2054 1,006,968
0.1
182,121
(1)(3)
New Residential
Mortgage Loan Trust
2017-3A B2, 4.750%,
04/25/2057 180,167
0.0
1,300,000
(1)(3)
Oaktown Re VII Ltd.
2021-2 M1C, 6.978%,
(SOFR30A + 3.350%),
04/25/2034 1,307,696
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
126,495
(1)(3)
OBX Trust 2019-
EXP3 1A9, 3.500%,
10/25/2059 $ 118,539
0.0
241,020
(1)(3)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 223,742
0.0
192,718
(1)(3)
OBX Trust 2020-
INV1 A21, 3.500%,
12/25/2049 172,606
0.0
1,535,237
(1)(3)
OBX Trust 2022-
J1 A14, 2.500%,
02/25/2052 1,251,862
0.1
2,500,000
(1)(3)
OBX Trust 2022-
NQM4 A1B, 4.900%,
04/25/2062 2,502,613
0.1
1,401,874
(1)(3)
OBX Trust 2025-
J2 A19, 5.500%,
09/25/2055 1,390,769
0.1
1,960,438
(1)(3)
Oceanview Mortgage
Trust 2021-1 B3,
2.717%,
05/25/2051 1,600,053
0.1
1,860,059
(1)(3)
PMT Loan Trust 2025-
INV12 A29, 5.500%,
12/25/2056 1,846,124
0.1
732,106
(1)(3)
PMT Loan Trust
2025-J3 A29, 5.500%,
11/27/2056 724,358
0.0
901,283,934
(1)(4)
PMTT4 2017-PM1
XIO, 13.000%,
10/25/2048 5,884,708
0.3
10,193  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 9,119
0.0
113,263
(1)(3)
PSMC Trust 2019-
3 A12, 3.500%,
11/25/2049 103,751
0.0
1,949,152
(1)(3)
RCKT Mortgage Trust
2019-1 B2A, 3.901%,
09/25/2049 1,794,068
0.1
1,392,812
(1)(3)
RCKT Mortgage Trust
2020-1 B2A, 3.465%,
02/25/2050 1,259,028
0.1
4,973,474
(1)(3)
RCKT Mortgage Trust
2021-6 B3, 2.792%,
12/25/2051 4,029,912
0.2
752,097
(1)(3)
RCKT Mortgage Trust
2022-3 A21, 3.000%,
05/25/2052 641,898
0.0
2,988,815
(1)
Redwood Funding Trust
2025-3 A, 6.231%,
12/27/2056 3,012,229
0.2
978,333
(1)
Redwood Funding Trust
2026-2 A, 6.259%,
11/27/2056 982,289
0.1
484,735
(1)
Sequoia Mortgage Trust
2013-9 B2, 3.500%,
07/25/2043 467,600
0.0
980,130
(1)(3)
Sequoia Mortgage Trust
2017-1 B2, 3.602%,
02/25/2047 926,062
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
934,612
(1)(3)
Sequoia Mortgage Trust
2018-6 B1, 4.167%,
07/25/2048 $ 887,624
0.0
420,203
(1)
Sequoia Mortgage
Trust 2018-CH1 B2B,
4.422%,
03/25/2048 401,121
0.0
1,691,392
(1)(3)
Sequoia Mortgage Trust
2019-5 B2, 3.708%,
12/25/2049 1,555,964
0.1
1,692,170
(1)(3)
Sequoia Mortgage Trust
2019-5 B3, 3.708%,
12/25/2049 1,549,692
0.1
608,535
(1)(3)
Sequoia Mortgage
Trust 2019-CH1 B2B,
4.889%,
03/25/2049 594,222
0.0
110,237
(1)(3)
Sequoia Mortgage
Trust 2019-CH3 A13,
4.000%,
09/25/2049 103,043
0.0
1,629,024
(1)(3)
Sequoia Mortgage
Trust 2019-CH3 B1B,
4.491%,
09/25/2049 1,560,032
0.1
144,826
(1)(3)
Sequoia Mortgage Trust
2020-1 A1, 3.500%,
02/25/2050 132,284
0.0
1,243,148
(1)(3)
Sequoia Mortgage Trust
2020-2 B3, 3.625%,
03/25/2050 1,111,215
0.1
1,117,241
(1)(3)
Sequoia Mortgage Trust
2021-5 B3, 3.047%,
07/25/2051 947,292
0.1
1,362,879
(1)(3)
Sequoia Mortgage Trust
2024-3 A19, 5.997%,
04/25/2054 1,374,953
0.1
768,582
(1)
Sequoia Mortgage Trust
2024-4 A19, 6.000%,
05/25/2054 778,014
0.0
760,898
(1)(3)
Sequoia Mortgage Trust
2024-9 A20, 5.500%,
10/25/2054 755,536
0.0
1,218,946
(1)
Sequoia Mortgage Trust
2025-1 A19, 6.000%,
01/25/2055 1,233,904
0.1
1,736,641
(1)(3)
Sequoia Mortgage Trust
2025-10 A28, 6.000%,
11/25/2055 1,755,726
0.1
3,000,000
(1)(3)
Sequoia Mortgage Trust
2026-8 A26F, 5.309%,
(SOFR30A + 1.700%),
06/26/2056 2,973,292
0.1
1,625,699
(1)(3)
Shellpoint Co.-
Originator Trust 2017-2
B2, 3.616%,
10/25/2047 1,512,354
0.1
2,155,161
(1)(3)
Shellpoint Co.-
Originator Trust 2017-2
B3, 3.616%,
10/25/2047 1,996,910
0.1
3,999,864
(1)(3)
Splitero Trust 2025-1
A1, 5.750%,
12/25/2055 3,964,137
0.2
2,000,000
(1)(3)
Starwood Mortgage
Residential Trust
2022-2 M1, 4.200%,
02/25/2067 1,593,666
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
14,861
(3)
Structured Adjustable
Rate Mortgage Loan
Trust Series 2005-
4 3A1, 5.142%,
03/25/2035 $ 13,596
0.0
2,288,281
(1)(3)
UWM Mortgage Trust
2021-INV4 B3, 3.211%,
12/25/2051 1,913,302
0.1
45,179,788
(3)(4)
WaMu Mortgage Pass-
Through Certificates
2005-AR1 X, 0.252%,
01/25/2045 454
0.0
17,457,257
(3)(4)
WaMu Mortgage Pass-
Through Certificates
2005-AR2 X, 0.141%,
01/25/2045 175
0.0
8,346
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.464%,
10/25/2036 7,896
0.0
40,852
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
3.648%,
10/25/2036 38,101
0.0
221,728
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR14 1A4,
3.966%,
11/25/2036 202,774
0.0
56,653
(3)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.015%,
12/25/2036 52,581
0.0
277,866
(3)
WaMu Mortgage Pass-
Through Certificates
2007-HY3 1A1,
3.632%,
03/25/2037 235,155
0.0
57,695
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR14 1A3, 3.966%,
11/25/2036 53,478
0.0
332,036
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-10 2A3, 4.663%,
(TSFR1M + 1.014%),
11/25/2035 306,579
0.0
363,828  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-5 CB3, 5.500%,
07/25/2035 343,320
0.0
492,605
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-5 2CB2, 4.363%,
(TSFR1M + 0.714%),
07/25/2036 319,577
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,394,355
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR5 3A, 4.684%,
(12MTA + 0.940%),
07/25/2046 $ 867,917
0.0
578,932
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR6 2A, 4.704%,
(12MTA + 0.960%),
08/25/2046 336,312
0.0
352,011  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2005-
10 2A9, 6.000%,
11/25/2035 345,765
0.0
73,346  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 64,086
0.0
15,171
(3)
Wells Fargo Alternative
Loan Trust 2007-PA2
2A1, 4.193%, (TSFR1M
+ 0.544%),
06/25/2037 13,554
0.0
239,507
(3)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR12 1A1,
6.723%,
09/25/2036 219,841
0.0
47,659
(3)
Wells Fargo Mortgage
Backed Securities Trust
2007-AR7 A1, 5.939%,
12/28/2037 43,242
0.0
1,365,350
(1)(3)
Wells Fargo Mortgage
Backed Securities Trust
2019-4 B3, 3.497%,
09/25/2049 985,344
0.1
1,693,446
(1)(3)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 B3, 3.361%,
12/25/2049 1,494,578
0.1
2,458,865
(1)(3)
Wells Fargo Mortgage
Backed Securities Trust
2020-4 B2, 3.139%,
07/25/2050 2,219,904
0.1
1,719,244
(1)(3)
Wells Fargo Mortgage
Backed Securities Trust
2021-1 B3, 2.699%,
12/25/2050 1,310,705
0.1
272,254
(1)(3)
WinWater Mortgage
Loan Trust 2015-5 B4,
3.756%,
08/20/2045 251,318
0.0
Total Collateralized
Mortgage Obligations
(Cost $540,626,720)
517,807,124
25.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES : 14.2%
5,000,000
(1)(3)
ACREC LLC 2026-FL4
A, 5.087%, (TSFR1M +
1.450%),
01/18/2043 $ 5,014,919
0.2
5,000,000
(1)(3)
ARDN Mortgage Trust
2025-ARCP A, 5.375%,
(TSFR1M + 1.750%),
06/15/2035 5,009,210
0.2
3,500,000
(1)(3)
ARES1 2024-IND2 A,
5.068%, (TSFR1M +
1.443%),
10/15/2034 3,514,465
0.2
1,500,000
(1)
ARZ Trust 2024-BILT
C, 6.361%,
06/11/2039 1,510,650
0.1
3,400,000
(1)
Atrium Hotel Portfolio
Trust 2024-ATRM B,
6.090%,
11/10/2029 3,428,930
0.2
2,500,000
(1)(3)
BAHA Trust 2024-MAR
B, 7.069%,
12/10/2041 2,577,142
0.1
1,751,164
(1)(3)
BAMLL Trust 2025-
ASHF A, 5.476%,
(TSFR1M + 1.850%),
02/15/2042 1,756,905
0.1
875,582
(1)(3)
BAMLL Trust 2025-
ASHF B, 5.976%,
(TSFR1M + 2.350%),
02/15/2042 878,762
0.0
685,000
(3)
BANK 2017-BNK4 C,
4.372%,
05/15/2050 610,448
0.0
8,829,632
(3)(4)
BANK 2019-BN16 XA,
1.089%,
02/15/2052 153,811
0.0
47,579,854
(3)(4)
BANK 2019-BN17 XA,
1.150%,
04/15/2052 1,044,278
0.1
56,629,091
(3)(4)
BANK 2019-BN22 XA,
0.694%,
11/15/2062 945,055
0.1
2,500,000
(3)
BANK5 2024-5YR10
C, 5.743%,
10/15/2057 2,461,146
0.1
9,536,561
(3)(4)
BBCMS Trust 2021-
C10 XA, 1.287%,
07/15/2054 420,869
0.0
1,895,182
(1)(3)
BDS LLC 2024-FL13
A, 5.215%, (TSFR1M +
1.576%),
09/19/2039 1,899,034
0.1
5,000,000
(1)(3)
BDS LLC 2026-FL17
A, 4.989%, (TSFR1M +
1.350%),
05/19/2043 5,012,821
0.2
92,809,270
(3)(4)
Benchmark Mortgage
Trust 2018-B7 XA,
0.540%,
05/15/2053 624,945
0.0
43,193,411
(3)(4)
Benchmark Mortgage
Trust 2019-B10 XA,
1.378%,
03/15/2062 1,190,657
0.1
42,285,000
(1)(3)(4)
Benchmark Mortgage
Trust 2019-B10 XB,
1.072%,
03/15/2062 940,465
0.0
36,234,655
(3)(4)
Benchmark Mortgage
Trust 2019-B12 XA,
1.131%,
08/15/2052 767,225
0.0
3,090,000
(1)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 2,130,027
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
950,000
(3)
Benchmark Mortgage
Trust 2020-B16 AM,
2.944%,
02/15/2053 $ 870,333
0.0
16,095,127
(3)(4)
Benchmark Mortgage
Trust 2021-B24 XA,
1.195%,
03/15/2054 581,704
0.0
9,355,462
(3)(4)
Benchmark Mortgage
Trust 2021-B28 XA,
1.328%,
08/15/2054 413,508
0.0
1,000,000
(3)
Benchmark Mortgage
Trust 2025-V17 C,
6.089%,
09/15/2058 998,126
0.1
2,000,000  Benchmark Mortgage
Trust 2025-V18 C,
6.139%,
10/15/2058 1,985,375
0.1
1,853,994
(1)(3)
BFLD Mortgage
Trust 2024-WRHS A,
5.117%, (TSFR1M +
1.492%),
07/15/2039 1,857,098
0.1
5,000,000
(1)(3)
BHMS Commercial
Mortgage Trust 2025-
ATLS B, 6.175%,
(TSFR1M + 2.550%),
08/15/2042 5,017,873
0.2
4,100,000
(1)(3)
BMP 2024-MF23 C,
5.467%, (TSFR1M +
1.841%),
06/15/2041 4,112,724
0.2
2,500,000
(1)(3)
Brspl3 Ltd. 2026-FL3
A, 5.089%, (TSFR1M +
1.450%),
08/19/2043 2,505,462
0.1
2,650,000
(1)(3)
Brspl3 Ltd. 2026-FL3
AS, 5.339%, (TSFR1M
+ 1.700%),
08/19/2043 2,661,504
0.1
1,000,000
(1)(3)
BSPRT Issuer LLC
2025-FL12 A, 5.022%,
(TSFR1M + 1.386%),
01/17/2043 1,002,829
0.1
2,391,012
(1)(3)
BX 2024-BRVE A,
5.466%, (TSFR1M +
1.841%),
04/15/2041 2,399,105
0.1
4,105,365
(1)(3)
BX 2024-PALM A,
5.166%, (TSFR1M +
1.541%),
06/15/2037 4,110,947
0.2
4,970,000
(1)(3)
BX Commercial
Mortgage Trust 2021-
21M E, 5.910%,
(TSFR1M + 2.285%),
10/15/2036 4,967,769
0.2
1,328,182
(1)(3)
BX Commercial
Mortgage Trust
2024-MF D, 6.315%,
(TSFR1M + 2.690%),
02/15/2039 1,334,639
0.1
1,496,908
(1)(3)
BX Commercial
Mortgage Trust 2024-
XL4 A, 5.067%,
(TSFR1M + 1.442%),
02/15/2039 1,501,416
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,550,000
(1)(3)
BX Commercial
Mortgage Trust 2024-
XL5 C, 5.566%,
(TSFR1M + 1.941%),
03/15/2041 $ 4,565,621
0.2
2,000,000
(1)(3)
BX Commercial
Mortgage Trust 2026-
VLT9 A, 5.325%,
(TSFR1M + 1.700%),
03/15/2045 2,002,266
0.1
2,450,000
(1)(3)
BX Trust 2021-LBA
EV, 5.990%, (TSFR1M
+ 2.364%),
02/15/2036 2,449,322
0.1
1,050,000
(1)(3)
BX Trust 2022-VAMF
F, 6.924%, (TSFR1M +
3.299%),
01/15/2039 1,048,152
0.1
1,260,000
(1)(3)
BX Trust 2024-CNYN
C, 5.567%, (TSFR1M +
1.941%),
04/15/2041 1,263,597
0.1
1,439,250
(1)(3)
BX Trust 2024-VLT4
A, 5.117%, (TSFR1M +
1.491%),
06/15/2041 1,441,621
0.1
2,000,000
(1)(3)
BX Trust 2025-DELC
A, 5.175%, (TSFR1M +
1.550%),
12/15/2042 2,008,540
0.1
2,409,887
(1)(3)
BX Trust 2025-ROIC
C, 5.169%, (TSFR1M +
1.543%),
03/15/2030 2,407,106
0.1
5,000,000
(1)(3)
BX Trust 2025-VLT6
C, 5.818%, (TSFR1M +
2.192%),
03/15/2042 4,987,513
0.2
5,000,000
(1)(3)
BX Trust 2025-VOLT
C, 5.975%, (TSFR1M +
2.350%),
12/15/2044 5,015,842
0.2
2,400,000
(1)(3)
BX Trust 2026-CART
A, 4.675%, (TSFR1M +
1.050%),
02/15/2036 2,393,811
0.1
2,500,000
(1)(3)
BX Trust 2026-ORBT
B, 5.180%, (TSFR1M +
1.550%),
07/15/2043 2,503,125
0.1
2,500,000
(1)(3)
BX Trust 2026-ORBT
C, 5.380%, (TSFR1M +
1.750%),
07/15/2043 2,503,125
0.1
1,000,000
(1)(3)
BXMT Ltd. 2026-FL6
A, 5.089%, (TSFR1M +
1.450%),
08/19/2043 1,001,542
0.1
4,000,000
(1)(3)
Caliun 2024-SUN A,
5.503%, (TSFR1M +
1.891%),
07/15/2041 4,012,544
0.2
1,660,000
(3)
Cantor Commercial
Real Estate Lending
2019-CF1 B, 4.178%,
05/15/2052 1,481,614
0.1
28,440,434
(3)(4)
Cantor Commercial
Real Estate Lending
2019-CF2 XA, 1.258%,
11/15/2052 822,989
0.0
1,250,000
(3)
CCUBS Commercial
Mortgage Trust
2017-C1 B, 4.159%,
11/15/2050 1,205,854
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
6,130,384
(3)(4)
COMM Mortgage
Trust 2016-COR1 XA,
1.356%,
10/10/2049 $ 3,859
0.0
1,500,000
(3)
COMM Mortgage Trust
2017-COR2 B, 4.206%,
09/10/2050 1,445,245
0.1
3,000,000
(1)(3)
COMM Mortgage Trust
2024-CBM A2, 5.867%,
12/10/2041 2,995,692
0.2
3,000,000
(1)(3)
COMM Mortgage Trust
2024-CBM B, 6.511%,
12/10/2041 3,028,518
0.2
1,500,000
(1)(3)
CONE Trust 2024-
DFW1 A, 5.267%,
(TSFR1M + 1.642%),
08/15/2041 1,495,804
0.1
2,200,000
(3)
CSAIL Commercial
Mortgage Trust 2020-
C19 B, 3.476%,
03/15/2053 1,807,423
0.1
2,500,000
(1)(3)
D2 Multifamily Credit
Issuer Ltd. 2026-FL1
A, 5.089%, (TSFR1M +
1.450%),
11/19/2043 2,507,369
0.1
3,650,000
(1)(3)
DC Trust 2024-HLTN
A, 5.933%,
04/13/2040 3,653,874
0.2
2,750,000
(1)(3)
DK Trust 2024-SPBX
D, 6.375%, (TSFR1M +
2.750%),
03/15/2034 2,758,545
0.1
2,000,000
(1)(3)
DTP Commercial
Mortgage Trust 2023-
STE2 A, 6.038%,
01/15/2041 2,007,140
0.1
2,000,000
(1)
ELM Trust 2024-
ELM C15, 6.396%,
06/10/2039 2,003,240
0.1
1,444,700
(1)(3)
Extended Stay America
Trust 2025-ESH D,
6.225%, (TSFR1M +
2.600%),
10/15/2042 1,456,969
0.1
1,926,267
(1)(3)
Extended Stay America
Trust 2025-ESH E,
6.975%, (TSFR1M +
3.350%),
10/15/2042 1,948,503
0.1
1,873,841
(1)(3)
Extended Stay America
Trust 2026-ESH2 D,
5.875%, (TSFR1M +
2.250%),
02/15/2043 1,891,801
0.1
2,500,000
(1)(3)
Fontainebleau Miami
Beach Mortgage Trust
2024-FBLU D, 6.225%,
(TSFR1M + 2.600%),
12/15/2039 2,520,197
0.1
2,408,338
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 1.093%,
08/25/2036 165,822
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(1)(3)
FS Commercial
Mortgage Trust 2026-
PALM A, 5.050%,
(TSFR1M + 1.400%),
07/15/2041 $ 1,000,000
0.0
1,000,000
(1)(3)
FS Commercial
Mortgage Trust 2026-
PALM B, 5.350%,
(TSFR1M + 1.700%),
07/15/2041 999,056
0.1
5,000,000
(1)(3)
FS Rialto Issuer LLC
2025-FL10 A, 5.024%,
(TSFR1M + 1.385%),
08/19/2042 5,009,743
0.2
4,690,000
(1)
GAM RE-REMIC Trust
2022-FRR3 BK71,
1.929%,
11/27/2050 4,412,250
0.2
210,287
(1)(5)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 207,487
0.0
2,500,000
(1)(3)
Great Wolf Trust 2024-
WOLF D, 6.515%,
(TSFR1M + 2.890%),
03/15/2039 2,520,993
0.1
2,500,000
(1)(3)
Greystone CRE Notes
LLC 2025-FL4 A,
5.106%, (TSFR1M +
1.481%),
01/15/2043 2,507,075
0.1
500,000
(3)
GS Mortgage Securities
Trust 2018-GS9 B,
4.321%,
03/10/2051 463,661
0.0
30,010,295
(3)(4)
GS Mortgage Securities
Trust 2019-GC40 XA,
1.230%,
07/10/2052 773,896
0.0
660,000  GS Mortgage Securities
Trust 2019-GSA1 B,
3.511%,
11/10/2052 606,727
0.0
79,892,656
(3)(4)
GS Mortgage Securities
Trust 2019-GSA1 XA,
0.926%,
11/10/2052 1,662,970
0.1
1,800,000
(1)(3)
GSJP Trust 2025-
BEDS A, 5.125%,
(TSFR1M + 1.500%),
12/15/2042 1,793,634
0.1
5,000,000
(1)(3)
GSMS Trustair 2024-
FAIR A, 6.072%,
07/15/2029 4,996,163
0.2
1,000,000
(1)(3)
HLTN Commercial
Mortgage Trust 2026-
DPLO A, 5.325%,
(TSFR1M + 1.700%),
04/15/2041 1,004,826
0.1
5,300,000
(1)(3)
HTL Commercial
Mortgage Trust
2024-T53 A, 6.071%,
05/10/2039 5,325,995
0.3
4,000,000
(1)(3)
INTOWN Mortgage
Trust 2025-STAY D,
6.475%, (TSFR1M +
2.850%),
03/15/2042 4,009,072
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000
(1)(3)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2026-
FUN C, 5.700%,
(TSFR1M + 2.100%),
06/15/2039 $ 3,015,889
0.2
2,000,000
(1)(3)
KIND Commercial
Mortgage Trust 2024-1
A, 5.515%, (TSFR1M +
1.890%),
08/15/2041 2,003,896
0.1
4,000,000
(1)(3)
KSL Commercial
Mortgage Trust 2026-
HT3 B, 5.400%,
(TSFR1M + 1.800%),
06/15/2043 4,015,040
0.2
2,000,000
(1)(3)
LoanCore 2025 Issuer
LLC 2025-CRE8 A,
5.021%, (TSFR1M +
1.385%),
08/17/2042 2,003,886
0.1
6,850,072
(1)(3)(4)
LSTAR Commercial
Mortgage Trust 2017-5
X, 0.971%,
03/10/2050 13,698
0.0
2,750,000
(1)(3)
LSTR Trust 2026-HTL6
A, 5.125%, (TSFR1M +
1.500%),
12/15/2040 2,750,714
0.1
1,224,652
(1)(3)
MCR Mortgage Trust
2024-HTL D, 7.531%,
(TSFR1M + 3.905%),
02/15/2037 1,226,687
0.1
1,000,000
(1)(3)
MED Commercial
Mortgage Trust 2024-
MOB A, 5.217%,
(TSFR1M + 1.592%),
05/15/2041 988,051
0.1
3,000,000
(1)(3)
MF1 LLC 2025-FL17
A, 4.957%, (TSFR1M +
1.320%),
02/18/2040 3,004,742
0.2
2,560,000
(1)(3)
MHP 2022-MHIL E,
6.236%, (TSFR1M +
2.611%),
01/15/2039 2,561,599
0.1
1,500,000
(1)(3)
MHP Commercial
Mortgage Trust 2025-
MHIL2 D, 6.275%,
(TSFR1M + 2.650%),
09/15/2040 1,505,387
0.1
29,953,693
(3)(4)
Morgan Stanley Capital
I 2017-HR2 XA,
0.989%,
12/15/2050 341,581
0.0
1,240,000
(3)
Morgan Stanley Capital
I Trust 2018-H4 C,
5.218%,
12/15/2051 1,159,680
0.1
3,000,000
(1)(3)
NYC Commercial
Mortgage Trust 2025-
3BP A, 4.838%,
(TSFR1M + 1.213%),
02/15/2042 3,002,077
0.2
1,500,000
(1)(3)
NYC Commercial
Mortgage Trust 2025-
3BP C, 5.517%,
(TSFR1M + 1.892%),
02/15/2042 1,504,131
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000
(1)(3)
ORL Trust 2024-GLKS
C, 5.917%, (TSFR1M +
2.291%),
12/15/2039 $ 5,027,138
0.2
870,319
(1)(3)
PFP Ltd. 2024-11 A,
5.444%, (TSFR1M +
1.832%),
09/17/2039 872,775
0.0
13,000,000
(1)
Prima Capital CRE
Securitization Ltd.
2019-7A D, 4.250%,
12/25/2050 12,569,098
0.6
1,000,000
(1)(3)
PRM Trust 2025-PRM6
C, 5.175%,
07/05/2033 992,029
0.1
2,000,000
(1)(3)
PRM Trust 2025-PRM6
D, 5.867%,
07/05/2033 1,988,823
0.1
2,000,000
(1)(3)
PRM7 Trust 2025-
PRM7 D, 5.850%,
11/10/2042 1,969,515
0.1
8,030,000
(1)(3)
RFM Reremic Trust
2022-FRR1 AB64,
2.160%,
03/01/2050 7,772,422
0.4
1,750,000
(1)(5)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 1,698,143
0.1
2,500,000
(1)(3)
SHR Trust 2024-LXRY
A, 5.575%, (TSFR1M +
1.950%),
10/15/2041 2,506,666
0.1
3,000,000
(1)(3)
SMRT 2022-MINI E,
6.326%, (TSFR1M +
2.700%),
01/15/2039 2,995,548
0.2
4,000,000
(1)(3)
SPGN Trust 2026-
TFLM A, 4.925%,
(TSFR1M + 1.300%),
02/15/2041 4,006,950
0.2
1,000,000
(1)(3)
STWD LLC 2025-FL4
B, 5.589%, (TSFR1M +
1.950%),
11/19/2042 1,002,187
0.1
2,500,000
(1)(3)
SWCH Commercial
Mortgage Trust 2025-
DATA B, 5.468%,
(TSFR1M + 1.842%),
02/15/2042 2,482,340
0.1
2,500,000
(1)(3)
SWCH Commercial
Mortgage Trust 2025-
DATA C, 5.717%,
(TSFR1M + 2.092%),
02/15/2042 2,482,837
0.1
4,168,239
(1)
THPT Mortgage Trust
2023-THL A, 7.227%,
12/10/2034 4,182,178
0.2
20,674,984
(3)(4)
UBS Commercial
Mortgage Trust 2019-
C16 XA, 1.684%,
04/15/2052 651,970
0.0
3,000,000
(1)(3)
VMC Finance LLC
2026-FL6 A, 5.239%,
(TSFR1M + 1.600%),
11/19/2043 3,004,590
0.2
3,000,000
(1)(3)
VTR Commercial
Mortgage Trust 2025-
STEM A, 5.201%,
10/13/2039 2,968,804
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,588,000  Wells Fargo
Commercial Mortgage
Trust 2019-C49 B,
4.546%,
03/15/2052 $ 2,488,931
0.1
2,500,000
(1)
Wells Fargo
Commercial Mortgage
Trust 2021-C59 E,
2.500%,
04/15/2054 1,713,456
0.1
18,419,873
(3)(4)
Wells Fargo
Commercial Mortgage
Trust 2021-C59 XA,
1.594%,
04/15/2054 930,031
0.0
2,000,000
(3)
Wells Fargo
Commercial Mortgage
Trust 2025-5C5 C,
6.014%,
07/15/2058 1,998,166
0.1
4,999,457
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2025-B33RP A,
4.975%, (TSFR1M +
1.350%),
08/15/2042 5,008,708
0.2
Total Commercial
Mortgage-Backed
Securities
(Cost $289,953,773)
290,720,272
14.2
ASSET-BACKED SECURITIES : 9.0%
Home Equity Asset-Backed Securities : 0.9%
1,458,087
(1)(3)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 1,243,448
0.1
258,030
(3)
GSAA Home Equity
Trust 2006-3 A3,
4.363%, (TSFR1M +
0.714%),
03/25/2036 121,724
0.0
1,670,711
(3)
GSAA Home Equity
Trust 2006-4 4A3,
3.956%,
03/25/2036 974,145
0.1
757,409
(3)
GSAA Home Equity
Trust 2007-1 1A1,
3.923%, (TSFR1M +
0.274%),
02/25/2037 203,665
0.0
736,280
(3)
GSAA Trust 2006-
7 AF2, 5.995%,
03/25/2046 250,186
0.0
642,764
(3)
Morgan Stanley
Mortgage Loan Trust
2007-10XS A2,
6.250%,
02/25/2037 362,424
0.0
283,981
(3)
Nomura Home Equity
Loan, Inc. Home Equity
Loan Trust Series
2007-1 2A4A, 4.223%,
(TSFR1M + 0.574%),
02/25/2037 264,267
0.0
4,000,000
(1)(3)
Splitero Trust 2026-1
A1, 5.750%,
06/25/2056 3,957,458
0.2
870,528
(1)
Unlock HEA Trust
2024-2 A, 6.500%,
10/25/2039 868,995
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Home Equity Asset-Backed Securities: (continued)
2,815,035
(1)
Unlock HEA Trust
2025-1 A, 6.750%,
07/25/2041 $ 2,817,675
0.1
3,366,514
(1)
Unlock HEA Trust
2025-2 A, 6.000%,
11/25/2041 3,333,507
0.2
5,000,000
(1)
Unlock HEA Trust
2026-1 A, 5.750%,
06/25/2042 4,915,846
0.2
19,313,340
0.9
Other Asset-Backed Securities : 7.4%
2,950,000
(1)(3)
AB BSL CLO 3 Ltd.
2021-3A D1R, 6.325%,
(TSFR3M + 2.650%),
04/20/2038 2,903,694
0.1
1,500,000
(1)(3)
AMMC CLO 25 Ltd.
2022-25A CR2,
5.623%, (TSFR3M +
1.950%),
10/15/2038 1,504,309
0.1
1,800,000
(1)
Applebee's Funding
LLC / IHOP Funding
LLC 2025-1A A2,
6.720%,
06/07/2055 1,798,035
0.1
128,055
(1)
Aqua Finance Trust
2019-A A, 3.140%,
07/16/2040 124,156
0.0
1,030,000
(1)(3)
Bain Capital Credit CLO
Ltd. 2017-2A CR3,
5.867%, (TSFR3M +
2.200%),
07/25/2037 1,031,651
0.1
3,600,000
(1)(3)
Bain Capital Credit
CLO Ltd. 2024-1A CR,
5.431%, (TSFR3M +
1.750%),
04/16/2039 3,609,338
0.2
7,000,000
(1)(3)
Ballyrock CLO 20
Ltd. 2022-20A BR3,
5.323%, (TSFR3M +
1.650%),
10/15/2036 6,957,006
0.3
3,500,000
(1)(3)
Ballyrock Clo 29 Ltd.
2025-29A B, 5.617%,
(TSFR3M + 1.950%),
07/25/2038 3,519,687
0.2
7,000,000
(1)(3)
Benefit Street Partners
CLO V-B Ltd. 2018-
5BA CRR, 5.336%,
(TSFR3M + 1.700%),
07/20/2039 7,006,678
0.3
3,050,000
(1)(3)
Birch Grove CLO 12
Ltd. 2025-12A D2,
7.414%, (TSFR3M +
3.750%),
04/22/2038 3,009,127
0.2
1,600,000
(1)(3)
Birch Grove Clo 9 Ltd.
2024-9A C, 5.664%,
(TSFR3M + 2.000%),
10/22/2037 1,602,077
0.1
924,697
(1)(3)
BlueMountain CLO Ltd.
2013-2A CR, 5.875%,
(TSFR3M + 2.212%),
10/22/2030 926,974
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
794,000
(1)
Bojangles Issuer LLC
2024-1A A2, 6.584%,
11/20/2054 $ 799,661
0.0
4,600,000
(1)(3)
CARLYLE US CLO Ltd.
2017-3A CR2, 5.672%,
(TSFR3M + 2.000%),
10/21/2037 4,617,664
0.2
3,300,000
(1)(3)
CBAM Ltd. 2017-1A
CR2, 5.775%, (TSFR3M
+ 2.100%),
01/20/2038 3,311,524
0.2
4,300,000
(1)(3)
Cedar Funding VIII Clo
Ltd. 2017-8A CRR,
5.530%, (TSFR3M +
1.850%),
01/17/2038 4,306,837
0.2
2,600,000
(1)(3)
CIFC Funding Ltd.
2024-3A C, 5.872%,
(TSFR3M + 2.200%),
07/21/2037 2,606,768
0.1
472,717
(3)
CWABS Asset-Backed
Certificates Trust
2005-AB2 M1, 4.468%,
(TSFR1M + 0.819%),
09/25/2035 463,725
0.0
1,750,000
(1)(3)
Dryden 55 CLO Ltd.
2018-55A C, 5.835%,
(TSFR3M + 2.162%),
04/15/2031 1,755,176
0.1
2,100,000
(1)(3)
Flatiron CLO 23 LLC
2023-1A CR, 5.480%,
(TSFR3M + 1.800%),
04/17/2036 2,089,727
0.1
897,609
(1)(3)
FS Rialto 2021-FL3 A,
4.998%, (TSFR1M +
1.364%),
11/16/2036 898,129
0.0
2,350,000
(1)(3)
ICG US CLO Ltd.
2014-1A BR3, 5.425%,
(TSFR3M + 1.750%),
10/20/2034 2,309,608
0.1
3,570,000
(1)(3)
Invesco CLO Ltd.
2021-3A BR, 5.164%,
(TSFR3M + 1.500%),
10/22/2034 3,579,282
0.2
5,750,000
(1)(3)
Invesco US CLO Ltd.
2023-1A CR2, 5.414%,
(TSFR3M + 1.750%),
04/22/2037 5,774,995
0.3
4,000,000
(1)(3)
Invesco US CLO Ltd.
2024-2AR CR, 5.623%,
(TSFR3M + 1.870%),
07/15/2037 4,003,000
0.2
731,423
(1)
JG Wentworth XLII LLC
2018-2A B, 4.700%,
10/15/2077 661,356
0.0
341,813
(1)(3)
LCM XVIII L.P. 18A
CR, 5.787%, (TSFR3M
+ 2.112%),
04/20/2031 342,187
0.0
689,609
(1)
LCSS Financing LLC
2018-A A, 4.700%,
12/15/2062 603,785
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
4,000,000
(1)(3)
Magnetite XLVII Ltd.
2024-47A C, 5.517%,
(TSFR3M + 1.850%),
01/25/2038 $ 4,013,000
0.2
3,000,000
(1)(3)
MF1 Ltd. 2021-FL7
AS, 5.202%, (TSFR1M
+ 1.564%),
10/16/2036 3,003,271
0.2
1,057,263
(1)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 954,480
0.1
302,492
(1)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 284,328
0.0
1,359,136
(1)
Mosaic Solar Loan Trust
2018-2GS A, 4.200%,
02/22/2044 1,267,363
0.1
382,630
(1)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 340,243
0.0
671,518
(1)
Mosaic Solar Loan Trust
2019-1A A, 4.370%,
12/21/2043 631,878
0.0
343,063
(1)
Mosaic Solar Loan Trust
2019-2A A, 2.880%,
09/20/2040 302,741
0.0
1,037,003
(1)
Mosaic Solar Loan Trust
2021-2A B, 2.090%,
04/22/2047 750,110
0.0
4,850,215
(1)
Mosaic Solar Loan Trust
2024-2A A, 5.600%,
04/22/2052 4,638,773
0.2
744,145
(1)
Mosaic Solar Loan Trust
2025-1A A, 6.120%,
08/22/2050 738,995
0.0
519,097
(1)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 488,789
0.0
3,600,000
(1)(3)
Neuberger Berman
CLO XX Ltd. 2015-
20A D2R3, 7.373%,
(TSFR3M + 3.700%),
04/15/2039 3,521,855
0.2
2,625,000
(1)(3)
Neuberger Berman
Loan Advisers CLO 24
Ltd. 2017-24A CR2,
5.775%, (TSFR3M +
2.100%),
10/19/2038 2,631,145
0.1
2,300,000
(1)(3)
Neuberger Berman
Loan Advisers CLO 33
Ltd. 2019-33A CR2,
5.680%, (TSFR3M +
2.000%),
04/16/2039 2,309,731
0.1
1,000,000
(1)(3)
NYACK Park CLO Ltd.
2021-1A CR, 5.525%,
(TSFR3M + 1.850%),
10/20/2038 1,001,160
0.1
3,950,000
(1)(3)
Oaktree CLO Ltd.
2019-4AR CR3,
5.579%, (TSFR3M +
1.850%),
07/20/2037 3,952,962
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
3,880,000
(1)(3)
OCP CLO Ltd. 2020-
8RA CR2, 5.480%,
(TSFR3M + 1.800%),
10/17/2038 $ 3,889,180
0.2
2,500,000
(1)(3)
Octagon 64 Ltd.
2022-1A CR, 5.622%,
(TSFR3M + 1.950%),
07/21/2037 2,503,877
0.1
3,000,000
(1)(3)
Octagon 75 Ltd.
2025-1A D1, 6.264%,
(TSFR3M + 2.600%),
01/22/2038 2,996,274
0.2
1,500,000
(1)(3)
OHA Credit Funding
9 Ltd. 2021-9A CR,
5.625%, (TSFR3M +
1.950%),
10/19/2037 1,503,673
0.1
427,705
(1)
Pagaya AI Debt Grantor
Trust 2024-10 B,
5.750%,
06/15/2032 428,754
0.0
3,150,000
(1)(3)
Palmer Square Loan
Funding Ltd. 2025-1A
D, 7.751%, (TSFR3M +
4.100%),
02/15/2033 3,145,181
0.2
1,600,000
(1)(3)
Rad CLO 10 Ltd.
2021-10A C, 5.678%,
(TSFR3M + 2.012%),
04/23/2034 1,601,997
0.1
6,290,281
(1)
Sabal Issuer 2025
1 LLC 2025-1A A,
6.280%,
11/01/2060 6,320,350
0.3
2,199,375
(1)
Servpro Master Issuer
LLC 2024-1A A2,
6.174%,
01/25/2054 2,249,576
0.1
1,836,250
(1)
Sonic Capital LLC
2020-1A A2I, 3.845%,
01/20/2050 1,822,352
0.1
1,000,000
(1)(3)
Sound Point CLO VII-R
Ltd. 2014-3RA C,
6.178%, (TSFR3M +
2.512%),
10/23/2031 1,004,278
0.1
4,087,750
(1)
Subway Funding LLC
2024-3A A2II, 5.566%,
07/30/2054 4,009,317
0.2
738,727
(1)
Sunnova Helios II
Issuer LLC 2018-1A A,
4.870%,
07/20/2048 711,848
0.0
2,502,177
(1)
Sunnova Helios II
Issuer LLC 2018-1A B,
7.710%,
07/20/2048 2,366,782
0.1
1,441,927
(1)
Sunrun Athena Issuer
LLC 2018-1 A,
5.310%,
04/30/2049 1,393,026
0.1
5,168,000
(1)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 4,979,156
0.2
6,800,000
(1)
Trafigura Securitisation
Finance PLC 2024-1A
A2, 5.980%,
11/15/2027 6,822,243
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,500,000
(1)(3)
Upland CLO Ltd.
2016-1A BR, 5.787%,
(TSFR3M + 2.112%),
04/20/2031 $ 1,503,207
0.1
152,198,051
7.4
Student Loan Asset-Backed Securities : 0.7%
63,570
(1)
Commonbond Student
Loan Trust-GS 2018-
CGS C, 4.350%,
02/25/2046 52,382
0.0
434,092
(1)(3)
ELFI Graduate Loan
Program LLC 2019-A
B, 2.940%,
03/25/2044 367,359
0.0
111,779
(1)
Laurel Road Prime
Student Loan Trust
2018-B BFX, 3.720%,
05/26/2043 111,593
0.0
4,000,000
(1)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 3,598,964
0.2
483,476
(1)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 480,391
0.0
2,000,000
(1)
Sofi Professional Loan
Program LLC 2019-
B BFX, 3.730%,
08/17/2048 1,872,963
0.1
3,000,000
(1)
Sofi Professional Loan
Program LLC 2019-
C BFX, 3.050%,
11/16/2048 2,712,282
0.1
1,000,000
(1)
SoFi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 969,758
0.1
4,400,000
(1)
SoFi Professional
Loan Program Trust
2020-B BFX, 2.730%,
05/15/2046 3,681,620
0.2
13,847,312
0.7
Total Asset-Backed
Securities
(Cost $188,963,641)
185,358,703
9.0
BANK LOANS : 8.4%
Aerospace & Defense : 0.0%
498,655  Peraton Corp,
Tranche B, 7.513%,
(TSFR1M+3.750%),
02/01/2028 451,698
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Auto Components : 0.1%
779,422  American Axle &
Manufacturing Inc.,
New Tranche B
Term Loan, 6.624%,
(TSFR3M+3.000%),
12/12/2029 $ 782,345
0.1
Basic Materials : 0.2%
390,117  A-AP Buyer, Inc., Initial
Term Loan, 6.413%,
(TSFR3M+2.750%),
09/09/2031 391,743
0.0
350,000
(6)
BASF SE,
05/06/2033 351,444
0.0
579,150  Covia Holdings
Corporation, 2025
Refinancing Term
Loan, 6.427%,
(TSFR3M+2.750%),
02/26/2032 576,254
0.1
450,000
(6)
Ecovyst Catalyst Tech
LLC,
06/12/2031 449,812
0.0
125,801  Ineos Finance PLC,
Tranche B, 6.894%,
(TSFR1M+3.250%),
02/19/2030 116,051
0.0
485,000  Ineos US Petrochem
LLC, 2030 Tranche
B Dollar Term
Loan, 7.494%,
(TSFR1M+3.850%),
03/14/2030 411,341
0.0
376,595  Paint Intermediate III
LLC, Paint Intermediate/
Wesco Group Cov-
Lite Tlb, 6.653%,
(TSFR3M+3.000%),
10/09/2031 377,831
0.0
741,275  Qnity Electronics, Inc.,
Term Loan B, 5.666%,
(TSFR1M+2.000%),
11/01/2032 743,359
0.1
304,238  Solstice Advanced
Materials Inc., Term
B Loan, 5.413%,
(TSFR3M+1.750%),
10/29/2032 305,695
0.0
440,724  USALCO LLC,
Tranche B, 7.120%,
(TSFR1M+3.500%),
09/30/2031 440,173
0.0
4,163,703
0.2
Chemicals & Plastics : 0.0%
91,681  Herens Holdco
Sarl, Facility B USD
Loans, 7.757%,
(TSFR3M+4.025%),
07/03/2028 87,186
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Communications : 0.4%
595,596  Arches Buyer Inc.,
Refinancing Term
Loan, 6.994%,
(TSFR1M+3.350%),
12/06/2027 $ 594,405
0.1
473,192  Cengage Learning Inc.,
Term Loan, 6.638%,
(TSFR3M+3.000%),
03/24/2031 468,697
0.0
575,345  Charter
Communications
Operating LLC, Term
Loan B5, 5.942%,
(TSFR3M+2.250%),
12/15/2031 568,189
0.0
246,228  CMG Media
Corporation (f/k/a Terrier
Media Buyer Inc),
Tranche B2, 7.332%,
(TSFR3M+3.600%),
06/18/2029 223,452
0.0
488,813  CNT Holdings I Corp,
Tranche B, 5.913%,
(TSFR3M+2.500%),
11/08/2032 489,780
0.0
133,372  Connect US Finco
LLC, Amendment No.
4 Term Loan, 8.144%,
(TSFR1M+4.500%),
09/27/2029 133,872
0.0
369,664  Dotdash Meredith, Inc.,
Term B-2 Loan, 7.120%,
(TSFR1M+3.500%),
06/17/2032 349,597
0.0
607,597  Ensono LP, First
Lien Initial Term
Loan, 7.735%,
(TSFR1M+4.114%),
05/26/2028 597,289
0.1
346,413  Gogo Intermediate
Holdings LLC, Initial
Term Loan, 7.508%,
(TSFR1M+3.865%),
04/30/2028 320,595
0.0
270,875  GoodRX Inc., 2024
Term Loan, 7.394%,
(TSFR1M+3.750%),
07/10/2029 259,363
0.0
582,683  Magnite Inc.,
Amendment 2 Initial
Term Loan, 6.644%,
(TSFR1M+3.000%),
02/06/2031 580,741
0.1
614,105  McGraw-Hill
Education Inc.,
Tranche B2, 6.394%,
(TSFR1M+2.750%),
08/06/2031 617,175
0.1
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Communications: (continued)
495,731  MH Sub I LLC,
Tranche B3, 7.894%,
(TSFR1M+4.250%),
05/03/2028 $ 481,567
0.0
420,000
(6)
Network Connex,
06/12/2033 417,900
0.0
575,022  Proofpoint Inc.,
Tranche B, 6.732%,
(TSFR3M+3.000%),
08/31/2028 554,257
0.0
145,884  SInc.lair Television
Group Inc., Term
B-7 Loans, 7.932%,
(TSFR1M+4.200%),
12/31/2030 126,919
0.0
375,000  Sunrise HoldCo III BV
(f/k/a UPC Broadband
Holding BV), Facility
Aaa, 6.099%,
(TSFR6M+2.470%),
02/15/2032 370,625
0.0
450,180  The Knot Worldwide
Inc., Amendment No
5 term Loan, 7.394%,
(TSFR1M+3.750%),
01/31/2028 315,126
0.0
507,319  TripAdvisor Inc., Initial
Term B Loan, 6.394%,
(TSFR1M+2.750%),
07/08/2031 481,636
0.0
70,197  Viasat Inc.,
Tranche B, 8.258%,
(TSFR1M+4.610%),
03/05/2029 70,635
0.0
189,035  Zayo Group Holdings
Inc., Dollar Term
Loan, 6.758%,
(TSFR1M+3.115%),
03/11/2030 189,229
0.0
8,211,049
0.4
Consumer, Cyclical : 1.7%
487,500  84 Lumber Company,
2023 Term B-1
Loan, 5.894%,
(TSFR1M+2.250%),
11/29/2030 489,755
0.0
1,221,914  AAdvantage Loyality IP
Ltd (American Airlines
Inc), 2025 Incremental
Term Loans, 6.425%,
(TSFR3M+2.750%),
05/28/2032 1,223,951
0.1
66,243  AAdvantage Loyality
IP Ltd (American
Airlines Inc), Repriced
Term Loan, 5.925%,
(TSFR3M+2.250%),
04/20/2028 65,911
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
645,423  ABG Intermediate
Holdings 2 LLC,
2024-1 Refinancing
Term Loan, 5.894%,
(TSFR1M+2.250%),
12/21/2028 $ 646,476
0.0
32,020  Action Holding,
Tranche B4B, 6.232%,
(TSFR3M+2.500%),
10/28/2030 32,130
0.0
100,000
(6)
ADI Global Distribution,
06/17/2033 100,375
0.0
840,000
(6)
AI Aqua Merger Sub
Inc FKA Osmosis Buyer
Limited,
06/25/2033 840,700
0.1
1,779,872  AI Aqua Merger Sub
Inc FKA Osmosis
Buyer Limited,
Tranche B, 6.119%,
(TSFR1M+2.500%),
07/31/2028 1,780,733
0.1
529,047  Alterra Mountain
Company, Facility B9
Term Loan, 6.144%,
(TSFR1M+2.500%),
08/17/2028 530,039
0.0
108,625  American Axle &
Manufacturing Inc.,
Tranche C, 6.915%,
(TSFR3M+3.350%),
02/03/2033 108,806
0.0
442,347  American Greetings
Corporation, Tranche
C Term Loan, 9.394%,
(TSFR1M+5.750%),
10/30/2029 443,085
0.0
275,706  Aramark Services
Inc., U.S. Term
B-10 Loan, 5.394%,
(TSFR1M+1.750%),
06/24/2030 276,137
0.0
324,188  BCPE Empire
Holdings, Inc., 7.144%,
(TSFR1M+3.500%),
12/29/2032 320,946
0.0
185,000  Betclic Everest Group,
Term Loan, 6.411%,
(TSFR1M+2.750%),
12/10/2031 185,520
0.0
691,525  Boots Group Finco LP,
Closing Date Dollar
Term Loan, 6.920%,
(TSFR3M+3.250%),
08/30/2032 694,334
0.1
78,995  Burlington Coat
Factory Warehouse
Corp, Tlb, 5.394%,
(TSFR1M+1.750%),
09/24/2031 79,011
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
753,967  Cinemark USA,
Inc., 5.643%,
(TSFR3M+2.000%),
05/24/2030 $ 755,946
0.1
293,250  City Football Group
Limited, Tl, 6.925%,
(TSFR3M+3.762%),
07/21/2030 292,883
0.0
665,864  Clarios Global LP,
Tranche B, 6.144%,
(TSFR1M+2.500%),
05/06/2030 666,974
0.0
109,450  Clarios Global LP,
Tranche B, 6.144%,
(TSFR1M+2.500%),
01/28/2032 109,638
0.0
427,944  Core & Main LP,
Tranche D Term
Loan, 5.656%,
(TSFR1M+2.000%),
07/27/2028 428,612
0.0
635,357  Crown Finance US Inc.,
Term Loan B, 8.114%,
(TSFR1M+4.500%),
12/02/2031 637,779
0.0
750,000
(6)
Davita Inc.,
05/09/2031 751,687
0.1
434,973  Dealer Tire Financial
LLC, Term Loan
B5, 6.644%,
(TSFR1M+3.000%),
07/02/2031 433,342
0.0
147,725  Dk Crown Holdings Inc.,
Term B Loans, 5.374%,
(TSFR1M+1.750%),
03/04/2032 147,598
0.0
1,135,000  EG America LLC,
Tranche B, 6.916%,
(TSFR3M+3.250%),
02/10/2031 1,140,498
0.1
282,150  EOC Borrower LLC,
Term B Loans, 6.394%,
(TSFR1M+2.750%),
03/24/2032 282,714
0.0
711,913  Fertitta Entertainment
LLC, Tranche
B, 6.894%,
(TSFR1M+3.250%),
01/29/2029 712,002
0.1
589,264  Flutter Entertainment
Public Limited
Company, Tranche
B, 5.482%,
(TSFR3M+1.750%),
11/29/2030 584,661
0.0
220,000  Formula One
Management Limited,
Tranche B1, 5.482%,
(TSFR3M+1.750%),
09/19/2031 220,137
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
273,719  Gategroup Finance
(Luxembourg) S.A.,
Senior Facility B2
(USD), 7.192%,
(TSFR3M+3.500%),
06/10/2032 $ 274,959
0.0
719,091  Gates Corporation,
Inital B-5 Dollar
Term Loan, 5.394%,
(TSFR1M+1.750%),
06/04/2031 718,963
0.1
863,439  Great Outdoors
Group LLC, Term
B-3 Loan, 6.894%,
(TSFR1M+3.250%),
01/23/2032 867,127
0.1
545,936  Hayward Industries,
Inc., 5.643%,
(TSFR1M+2.000%),
06/23/2033 547,215
0.0
187,150  Highline AfterMarket
Acquisition LLC, 2025-1
Term Loan, 7.230%,
(TSFR3M+3.500%),
02/13/2030 188,437
0.0
238,800  HNI Corporation,
Term Loan B, 5.371%,
(TSFR1M+2.000%),
12/10/2032 239,049
0.0
498,747  Holley Purchaser,
Inc., Initial Term
Loan, 7.508%,
(TSFR1M+3.750%),
11/17/2028 497,251
0.0
305,350  Hunter Douglas
Holding BV, Tranche
B1, 6.732%,
(TSFR3M+3.000%),
01/20/2032 305,732
0.0
212,313  J&J Ventures
Gaming LLC,
Tranche B, 7.144%,
(TSFR1M+3.500%),
04/26/2030 211,763
0.0
128,789  Kingpin Intermediate
Holdings LLC, 2025
1st Lien TLB, 6.870%,
(TSFR1M+3.250%),
09/22/2032 112,650
0.0
441,140  Latham Pool Products
Inc., Initial Term
Loans, 7.744%,
(TSFR1M+3.850%),
02/23/2029 444,173
0.0
200,513  LC Ahab US Bidco
LLC, Initial Term
Loan, 6.144%,
(TSFR1M+2.500%),
05/01/2031 200,638
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
827,106  Light and Wonder
International Inc., Term
Loan B-3, 5.639%,
(TSFR1M+2.000%),
04/16/2029 $ 817,801
0.1
1,966,720  LS Group OPCO
Acquisition LLC, Term
Loan B, 6.166%,
(TSFR3M+2.500%),
04/23/2031 1,963,033
0.1
676,314  MillerKnoll Inc.
f/k/a/ Herman Miller
Inc., 2026 Term B
Loans, 5.644%,
(TSFR1M+2.000%),
08/09/2032 675,540
0.1
669,873  PCI Gaming Authority,
Tranche B, 5.644%,
(TSFR1M+2.250%),
07/21/2031 670,890
0.0
926,945  Peer Holding III
BV, Term Loan
B5b, 6.232%,
(TSFR3M+2.500%),
07/01/2031 930,132
0.1
341,117  Penn National
Gaming Inc., Term
B Facility, 5.644%,
(TSFR1M+2.500%),
05/30/2033 340,904
0.0
350,000  Pioneer Opco
LLC, 6.894%,
(TSFR1M+3.250%),
05/16/2033 352,078
0.0
500,000
(6)
Queen Mergerc,
Tranche B,
06/03/2033 499,375
0.0
663,338  Raising Canes
Restaurants LLC,
First Amendment New
Term Loan, 5.620%,
(TSFR1M+2.000%),
11/03/2032 660,902
0.0
270,805  Raising Canes
Restaurants LLC, Initial
Term Loan, 5.644%,
(TSFR1M+2.000%),
09/18/2031 269,987
0.0
392,540  RC Buyer Inc., First
Lien Initial Term
Loan, 7.008%,
(TSFR1M+3.364%),
07/28/2028 389,940
0.0
342,541  Restoration Hardware,
Inc., 2022 Incremental
Term Loan, 6.994%,
(TSFR1M+3.350%),
10/20/2028 338,021
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
807,975  RVR Dealership
Holdings LLC, 2026
Refinancing Term
Loan, 8.167%,
(TSFR3M+4.500%),
02/25/2033 $ 783,231
0.1
651,451  Samsonite
International SA,
Term Loan B, 5.394%,
(TSFR1M+1.750%),
11/05/2032 655,421
0.0
647,218  Scientific Games
Holdings LP,
Tranche B, 6.674%,
(TSFR3M+3.000%),
04/04/2029 638,977
0.0
349,980  Showtime Acquisition
LLC, Initial Term
Loan, 8.391%,
(TSFR3M+4.750%),
08/13/2031 348,011
0.0
432,828  Skechers U.S.A. INC.
(Beach Acquisition
Bidco), Tranche B-1
Term Loan, 6.394%,
(TSFR3M+3.250%),
09/13/2032 435,939
0.0
187,150  SRAM LLC, Initial
Term Loan, 5.894%,
(TSFR3M+2.250%),
02/27/2032 187,501
0.0
584,659  Station Casinos
LLC, Term B Facility
Loans, 5.644%,
(TSFR1M+2.000%),
03/14/2031 585,390
0.0
16,667  Thor Industries Inc.,
Term B-3 USD, 5.894%,
(TSFR1M+2.250%),
11/15/2030 16,667
0.0
719,434  TKO Worldwide
Holdings LLC,
Tranche B5, 5.412%,
(TSFR3M+1.750%),
11/21/2031 718,122
0.1
406,055  United Air Lines,
Inc., Refinanced
Term Loans, 5.403%,
(TSFR1M+2.250%),
02/24/2031 405,929
0.0
271,438  Victoria's Secret &
Co, First Lien Initial
Term Loan, 6.371%,
(TSFR3M+2.750%),
08/02/2028 272,456
0.0
230,000  Vse Corporation,
Term Loan B, 5.613%,
(TSFR1M+2.000%),
05/05/2033 230,431
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
650,216  Whatabrands LLC,
2024-2 Refinancing
Term B Loan, 6.144%,
(TSFR1M+2.500%),
08/03/2028 $ 650,078
0.0
744,266  White Cap Supply
Holdings LLC(f/k/a
White Cap Buyer
LLC), Tranche C
Term Loan, 6.894%,
(TSFR1M+3.250%),
10/19/2029 743,858
0.1
243,364  Windsor Holdings
III LLC, Tranche
B, 6.394%,
(TSFR1M+2.750%),
08/01/2030 243,668
0.0
34,414,619
1.7
Consumer, Non-cyclical : 1.8%
12,416  ADMI Corp.,
Amendment No 5
Term Loan, 7.508%,
(TSFR1M+3.864%),
12/23/2027 11,170
0.0
676,600  AlixPartners LLP,
Tranche B, 5.644%,
(TSFR1M+2.000%),
08/12/2032 673,037
0.1
294,263  Alkermes Inc., Initial
Tranche B Term
Loan, 6.482%,
(TSFR3M+2.750%),
08/12/2031 295,458
0.0
451,588  Allied Universal Holdco
LLC, Amendment
7 Replacement
U.S. Dollar Term
Loan, 6.894%,
(TSFR1M+3.250%),
08/20/2032 452,174
0.0
196,000  American Airlines Inc.,
2024 Replacement
Term Loan, 5.907%,
(TSFR3M+2.250%),
06/04/2029 193,045
0.0
377,152  Amneal
Pharmaceuticals LLC,
Tranche B, 6.644%,
(TSFR1M+3.000%),
08/02/2032 379,274
0.0
192,651  Anticimex Global
AB (f/k/a Seren
Bidco AB), Facility
B8 (USD), 6.532%,
(SOFRRATE+2.900%),
11/17/2031 193,154
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
897,750  Api Group DE, Inc.,
Tranche B, 5.394%,
(TSFR1M+1.750%),
05/16/2033 $ 897,291
0.1
455,000  Argent Finco LLC,
Term Loan, 6.164%,
(TSFR3M+2.500%),
11/12/2032 457,559
0.0
481,477  Auris Luxembourg
III SARL, Facility
B9, 6.917%,
(TSFR1M+2.250%),
02/28/2029 481,176
0.0
441,668  Bausch & Lomb
Corporation,
Tranche B, 7.394%,
(TSFR1M+3.750%),
01/15/2031 443,393
0.0
145,860  BCPE North Star
US Holdco 2 Inc.,
First Lien Initial
Term Loan, 7.758%,
(TSFR1M+4.114%),
06/09/2028 146,446
0.0
402,129  Belfor Holdings
Inc., Tranche B-5
Term Loan, 6.394%,
(TSFR1M+2.750%),
11/01/2030 401,627
0.0
585,000  Bella Holding Co.
LLC, 6.894%,
(TSFR1M+3.250%),
06/10/2033 580,856
0.0
1,271,321  Belron Finance
2019 LLC, Tranche
B, 5.657%,
(TSFR6M+2.000%),
10/16/2031 1,271,851
0.1
321,734  BIFM US Finance
LLC, 2025 Term Loan
(First Lien), 6.894%,
(TSFR1M+3.250%),
05/31/2028 323,141
0.0
414,942  Camelot US
Acquisition I Co, Term
Loan B-1, 6.394%,
(TSFR1M+2.750%),
01/31/2031 382,395
0.0
505,712  CHG PPC Parent LLC,
Tranche B, 6.758%,
(TSFR1M+3.114%),
12/08/2028 507,608
0.0
800,975  Chobani LLC,
Tranche B, 5.894%,
(TSFR1M+2.250%),
10/28/2032 803,678
0.1
652,189  Cimpress USA Inc,
Tranche B1, 6.144%,
(TSFR1M+2.500%),
06/06/2033 653,819
0.1
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
172,380  Concentra Health
Services, Inc., Term
Loan B-1, 5.644%,
(TSFR1M+2.000%),
07/28/2031 $ 172,919
0.0
647,189  Corpay Technologies
Operating Co LLC,
Term Loan B, 5.394%,
(TSFR1M+1.750%),
11/05/2032 646,439
0.1
481,713  Corporation Service
Company, Tranche
B Usd Term
Loans, 5.644%,
(TSFR1M+2.250%),
11/02/2029 479,822
0.0
585,873  Creative Artists
Agency, LLC, Term
Loan B, 6.144%,
(TSFR1M+2.500%),
10/01/2031 586,187
0.0
183,153  Dechra
Pharmaceuticals
Holdings Limited (f/k/a
Freya Bidco Limited),
Tranche B, 6.387%,
(TSFR6M+2.750%),
01/27/2032 183,764
0.0
1,752,443  Electron Bidco
Inc., 2026 Term
Loan, 6.144%,
(TSFR1M+2.500%),
02/06/2033 1,756,093
0.1
825,000  Ensemble RCM LLC,
Term Loan B, 6.663%,
(TSFR3M+3.000%),
02/09/2033 820,789
0.1
146,642  Financiere Mendel,
Tranche B, 6.393%,
(TSFR3M+2.750%),
11/13/2030 147,161
0.0
243,911  Fleet Midco I Ltd.,
Facility B2 Term
Loan, 6.394%,
(TSFR3M+2.750%),
02/21/2031 244,520
0.0
311,040  Froneri International
Limited, Tranche
B4, 5.877%,
(TSFR1M+2.250%),
09/30/2031 309,109
0.0
1,146,984  Fugue Finance B.V.,
Tranche B, 5.916%,
(TSFR3M+2.250%),
01/09/2032 1,145,670
0.1
389,199  Gainwell Acquisition
Corp, Tranche
B, 7.832%,
(TSFR3M+4.100%),
10/01/2027 384,139
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
1,007,007  Garda World
Security Corporation,
Tranche B, 6.419%,
(TSFR3M+2.750%),
02/01/2029 $ 1,007,007
0.1
651,237  Genmab A/S,
Tranche B, 5.732%,
(TSFR3M+2.000%),
12/13/2032 651,328
0.1
383,113  Global Medical
Response Inc.,
Tranche B, 6.889%,
(TSFR1M+3.250%),
10/01/2032 384,574
0.0
152,631  Golden State Foods
LLC, Syndicated
2026 Refinanced
Term Loan, 7.232%,
(TSFR3M+3.500%),
12/04/2031 152,965
0.0
668,371  Grant Thornton
Advisors LLC,
Tranche B, 6.394%,
(TSFR1M+2.750%),
05/30/2031 636,050
0.0
40,273
(7)
Hanger Inc.,
Delayed Draw Term
Loan, 7.144%,
(TSFR1M+3.500%),
10/23/2031 40,465
0.0
310,574  Hanger Inc., Initial
Term Loan, 7.144%,
(TSFR1M+3.500%),
10/23/2031 312,055
0.0
1,300,000  Hologic, Inc.,
Tranche B, 5.995%,
(TSFR3M+2.250%),
04/07/2033 1,273,268
0.1
293,250  HomeServe USA
Holding Corp.,
Amendment No.1
Refinancing Term
Loan, 5.639%,
(TSFR1M+2.000%),
10/21/2030 292,569
0.0
703,238  Ion Platform Finance
US, Inc., Initial Dollar
Term Loans, 7.482%,
(TSFR3M+3.750%),
10/07/2032 510,507
0.0
756,894  Jazz Financing Lux
Sarl, Tranche B-2
Dollar Facility, 5.894%,
(TSFR1M+2.250%),
05/05/2028 760,029
0.1
223,875  Lavender Dutch
Borrowerco B.V., Facility
B (USD), 6.982%,
(TSFR3M+3.250%),
12/30/2032 221,776
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
294,762  LifePoint Health Inc.,
Tranche B, 7.177%,
(TSFR3M+3.500%),
05/19/2031 $ 290,115
0.0
600,000  Mckesson Medical-
Surgical Top Holdings,
Inc., 5.982%,
(TSFR3M+2.250%),
06/09/2032 601,219
0.0
615,000  Mister Car Wash
Holdings Inc.,
Incremental First Lien
Term Loan B, 6.644%,
(TSFR1M+3.000%),
03/27/2031 617,526
0.0
128,607  Mister Car Wash
Holdings, Inc., 6.394%,
(TSFR1M+2.750%),
03/27/2031 128,944
0.0
449,324  Neon Maple Purchaser
Inc., 1st amend Tranche
B-1 TL, 6.144%,
(TSFR1M+2.500%),
11/17/2031 438,793
0.0
1,203,725  Nourish Buyer I, Inc.,
Tranche B, 7.669%,
(TSFR3M+4.000%),
07/12/2032 1,215,010
0.1
348,959  Perrigo Investments
LLC, 2024 Refinancing
Term B Loan, 5.644%,
(TSFR1M+2.000%),
04/20/2029 348,414
0.0
462,675  Pfi Lower Midco,
LLC, Initial Term
Loan, 7.644%,
(TSFR1M+2.250%),
12/01/2032 466,434
0.0
305,000
(7)
Prestige Brands
Inc., Delayed Draw
Term Loan, 5.621%,
(TSFR1M+2.000%),
06/13/2033 305,763
0.0
372,168  Prime Security Services
Borrower, LLC (aka
Protection 1 Security
Solutions), 2025
Incremental Term
B-2 Loans, 5.369%,
(TSFR1M+2.250%),
03/07/2032 367,138
0.0
605,276  Prime Security
Services Borrower,
LLC (aka Protection
1 Security Solutions),
Tranche B1, 5.619%,
(TSFR1M+2.000%),
10/15/2030 602,334
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
187,246  Priority Holdings LLC,
2025-1 Refinancing
Term Loan, 7.394%,
(TSFR1M+3.750%),
08/02/2032 $ 184,730
0.0
313,200  Pye Barker Fire
& Safety LLC,
Closing Date Term
Loan, 6.232%,
(TSFR3M+2.500%),
12/16/2032 314,151
0.0
46,800
(7)
Pye Barker Fire &
Safety LLC, Tranche
DD, 6.163%,
(TSFR3M+2.500%),
12/16/2032 46,942
0.0
673,200  Red SPV LLC, Initial
Term Loan, 5.902%,
(TSFR1M+2.250%),
03/15/2032 674,462
0.1
1,016,333  Resonetics LLC,
Tranche B, 6.419%,
(TSFR3M+2.750%),
06/18/2031 1,016,175
0.1
62,656  Savor Acquisition,
Inc., First lien Term
Loan B, 6.663%,
(TSFR3M+3.000%),
02/19/2032 62,958
0.0
267,018  Sazerac Company, Inc.,
Tranche B, 5.630%,
(TSFR1M+2.250%),
07/09/2032 266,944
0.0
640,000
(6)
Shift4 Payments LLC
/ Shift4 Payments
Finance Sub, Inc.,
07/06/2032 633,600
0.0
637,905  Sotera Health
Holdings LLC, 5.894%,
(TSFR1M+2.250%),
05/30/2031 639,367
0.0
425,708  Southern Veterinary
Partners LLC,
2025 New Term
Loan, 6.156%,
(TSFR1M+2.500%),
12/04/2031 425,757
0.0
795,443  Surgery Center
Holdings Inc., 2025
Refinancing Term
Loan, 6.144%,
(TSFR1M+2.500%),
12/19/2030 796,885
0.1
289,712  The Hertz Corporation,
Initial Term B
Loan, 7.425%,
(TSFR3M+3.762%),
06/30/2028 206,782
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
57,238  The Hertz Corporation,
Initial Term C
Loan, 7.425%,
(TSFR3M+3.762%),
06/30/2028 $ 40,854
0.0
344,138  Triton Water
Holdings Inc.,
Tranche B, 6.482%,
(TSFR3M+2.750%),
03/31/2031 346,055
0.0
11,379
(7)
US Fertility Enterprises
LLC, Delayed Draw
Term Loan, 7.152%,
(TSFR3M+3.500%),
12/10/2032 11,427
0.0
203,569  US Fertility Enterprises
LLC, Initial Term
Loan, 7.120%,
(TSFR3M+3.500%),
12/10/2032 204,434
0.0
231,475  Viant Medical
Holdings Inc., Term
Loan B, 7.644%,
(TSFR1M+4.000%),
10/29/2031 218,816
0.0
438,156  Vizient Inc., Term
B-8 Loan, 5.394%,
(TSFR1M+1.750%),
08/01/2031 439,032
0.0
124,063  VM Consolidated Inc.,
Term Loan B-4, 5.644%,
(TSFR1M+2.000%),
10/01/2032 112,690
0.0
859,863  Wand NewCo 3 Inc.,
Tranche B2, 6.144%,
(TSFR1M+2.500%),
01/30/2031 860,008
0.1
356,409  WCG Intermediate
Corp, 2026 Refinancing
Term Loan (First
Lien), 6.394%,
(TSFR1M+2.750%),
02/25/2032 354,048
0.0
35,905,164
1.8
Electronics/Electrical : 0.0%
194,062  Creation Technologies
Inc., Initial Term
Loan, 9.435%,
(TSFR3M+5.760%),
10/05/2028 193,334
0.0
Energy : 0.5%
473,034  AL GCX Holdings
LLC, Initial Term
Loan B, 5.613%,
(TSFR1M+2.000%),
01/30/2032 473,566
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Energy: (continued)
559,218  CPPIB OVM Member
U.S. LLC, Initial
Term Loans, 5.982%,
(TSFR3M+2.250%),
08/20/2031 $ 560,091
0.0
420,000  Crescent Midstream
Operating, LLC,
Term Loan, 7.399%,
(TSFR3M+3.750%),
02/11/2033 423,412
0.0
523,688  Deep Blue Operating
I LLC, Initial Term
Loan, 5.902%,
(TSFR1M+2.750%),
10/01/2032 524,997
0.0
564,345  Emg Utica Midstream
Holdings LLC, Initial
Term Loan, 7.200%,
(TSFR3M+3.500%),
04/01/2030 567,872
0.0
665,000  Freeport LNG
Investments, LLP,
Term Loan B, 6.925%,
(TSFR3M+3.250%),
02/11/2033 667,078
0.1
152,967  GIP Pilot Acquisition
Partners LP,
Tranche B, 5.641%,
(TSFR3M+2.000%),
05/19/2032 152,872
0.0
648,474  Goodnight Water
Solutions Holdings,
LLC, Initial Term
Loans, 7.644%,
(TSFR1M+4.000%),
06/04/2029 650,906
0.0
386,132  Hilcorp Energy I
LP, Repriced Term
Loan, 5.389%,
(TSFR1M+1.750%),
02/11/2030 386,314
0.0
139,432  M6 Etx Holdings
II Midco LLC,
Tranche B, 6.144%,
(TSFR1M+2.500%),
04/01/2032 140,042
0.0
773,337  NorthRiver Midstream
Finance LP, Term Loan
(First Lien), 5.942%,
(TSFR3M+2.250%),
08/16/2030 775,055
0.1
410,000  Pelican Pipeline
LLC, Initial Term
Loan, 6.466%,
(TSFR3M+2.750%),
03/23/2033 411,025
0.0
600,850  Rockpoint Gas Storage
Partners LP, 5.982%,
(TSFR3M+2.250%),
09/18/2031 601,351
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Energy: (continued)
735,643  Talen Energy
Supply LLC, 2025-
1 Incremental Term
B Loans, 5.644%,
(TSFR1M+2.000%),
11/25/2032 $ 731,160
0.1
659,106  Third Coast
Infrastructure
LLC, 6.894%,
(TSFR1M+3.250%),
09/25/2030 663,226
0.0
675,000  Venture Global
Calcasieu Pass
LLC, 6.954%,
(TSFR6M+3.250%),
04/11/2033 677,742
0.1
1,133,975  Whitewater Matterhorn
Holdings, LLC, Term
Loan B, 5.500%,
(TSFR3M+1.750%),
06/16/2032 1,127,241
0.1
9,533,950
0.5
Financial : 1.3%
183,150  Acrisure LLC, 2025
Term Loan B7, 6.894%,
(TSFR1M+3.250%),
06/21/2032 166,209
0.0
858,359  Acrisure LLC,
Tranche B6, 6.644%,
(TSFR1M+3.000%),
11/06/2030 780,033
0.1
344,761  Acuren Delaware
Holdco Inc, 6.144%,
(TSFR1M+2.500%),
07/30/2031 345,479
0.0
267,481  Alera Group Inc.,
2026-1 New Term
Loans, 6.370%,
(TSFR1M+2.250%),
05/28/2032 254,775
0.0
1,009,721  Alliant Holdings
Intermediate LLC,
Tranche B, 6.120%,
(TSFR1M+2.500%),
09/19/2031 997,162
0.1
712,403  Allspring Buyer
LLC, 2024 Specified
Refinancing Term
Loan, 6.750%,
(TSFR3M+3.000%),
11/01/2030 715,241
0.1
463,895  AmWINS Group Inc.,
Tranche B, 5.732%,
(TSFR3M+2.000%),
01/30/2032 454,955
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
433,540  Ardonagh Group
Finco Pty Ltd,
Tranche B, 6.370%,
(TSFR6M+2.750%),
02/18/2031 $ 420,895
0.0
632,521  Aretec Group Inc., Term
B-4 Loan, 6.644%,
(TSFR1M+3.000%),
08/09/2030 631,949
0.0
387,075  Armor Holdco Inc.,
2025 Refinancing
Term Loans, 7.596%,
(TSFR6M+3.750%),
12/10/2031 387,357
0.0
470,250  Asurion LLC, New B-13
Term Loan, 7.913%,
(TSFR1M+4.250%),
09/19/2030 465,694
0.0
1,147,125  Asurion LLC, New B-14
Term Loans, 7.413%,
(TSFR1M+3.750%),
02/23/2033 1,087,618
0.1
471,610  Azorra Soar TLB
FInance Limited,
Tranche B, 6.164%,
(TSFR3M+2.500%),
10/18/2029 473,378
0.0
516,100  BCP VI Summit
Holdings LP, Initial
Term Loan, 6.370%,
(TSFR1M+3.000%),
01/30/2032 518,143
0.0
264,564  Broadstreet Partners
Inc., 2024 Term B
Loans, 6.144%,
(TSFR1M+2.750%),
06/13/2031 255,846
0.0
450,450  Brookfield Property
Reit Inc., 6.644%,
(TSFR1M+3.000%),
05/28/2030 451,069
0.0
260,554  Chicago US Midco
III LP, Closing Date
Term Loan, 6.144%,
(TSFR1M+2.500%),
11/01/2032 260,554
0.0
38,793
(6)(7)
Chicago US Midco III
LP, Delayed Draw Term
Loan,
11/01/2032 38,793
0.0
336,933  Chrysaor Bidco S.A
R.L., Facility B1
(USD) Loan, 6.669%,
(TSFR3M+3.000%),
10/30/2031 338,127
0.0
764,006  Citadel Securities
Global Holdings LLC,
Tranche B, 5.661%,
(TSFR3M+2.000%),
06/10/2033 763,263
0.1
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
368,150  Citco Funding
LLC, 2026 Term
Loans, 5.663%,
(TSFR3M+2.000%),
01/21/2033 $ 367,276
0.0
761,953  CPI Holdco B,
LLC, 2025 Fourth
Amendment
Incremental Term
Loan, 5.644%,
(TSFR1M+2.000%),
05/17/2031 759,844
0.1
672,988  Cushman & Wakefield
US Borrower
LLC, 5.894%,
(TSFR1M+2.250%),
06/13/2033 673,829
0.1
830,000  Edelman Financial
Engines Center
LLC (The), 7.620%,
(TSFR1M+4.000%),
12/01/2031 833,424
0.1
285,000
(6)
Emerald Expositions,
Inc.,
06/16/2033 284,822
0.0
115,209
(6)(7)
First Eagle Holdings
Inc.-f/k/a Arnhold and
S. Bleicroeder Holdings
Inc., Delayed Draw
Term Loan,
08/16/2032 115,261
0.0
671,417  First Eagle Holdings
Inc.-f/k/a Arnhold
and S. Bleicroeder
Holdings Inc., Initial
Term Loan, 7.232%,
(TSFR3M+3.500%),
08/16/2032 671,648
0.0
1,006,342  Focus Financial
Partners LLC,
Tranche B8, 6.144%,
(TSFR1M+2.500%),
09/15/2031 982,764
0.1
50,092  Goosehead Insurance
Holdings, LLC, 2025
Term Loan B, 6.637%,
(TSFR1M+3.000%),
01/08/2032 49,591
0.0
558,600  Gryphon Acquire
NewCo LLC, Term
Loan B, 6.414%,
(TSFR3M+3.000%),
09/10/2032 560,084
0.0
366,508  Guardian US Holdco
LLC, Initial Term
Loan, 6.982%,
(TSFR3M+3.250%),
01/31/2030 362,442
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
342,031  HIG Finance 2
Limited, 2025-3
Dollar Refinancing
Term Loan, 6.394%,
(TSFR1M+2.750%),
04/18/2030 $ 322,059
0.0
225,000
(6)
Hightower Holding LLC,
02/03/2032 223,594
0.0
446,261  HighTower Holding
LLC, Amendment
No. 10 Replacement
Term Loan, 6.408%,
(TSFR3M+2.750%),
02/03/2032 443,471
0.0
254,716  HUB International
Ltd, 2025 Incremental
Term Loan, 5.922%,
(TSFR3M+2.250%),
06/20/2030 254,738
0.0
668,321  Hudson River
Trading LLC,
Tranche B2, 6.139%,
(TSFR1M+2.250%),
03/18/2030 664,614
0.0
360,000
(6)
IMC Financing LLC,
06/18/2032 360,600
0.0
536,590  IMC Financing LLC,
Term Loan, 6.652%,
(TSFR1M+3.000%),
06/21/2032 538,267
0.0
1,113,383  Jane Street Group LLC,
Tranche B, 5.666%,
(TSFR3M+2.000%),
12/15/2031 1,104,568
0.1
1,300,000
(6)
Jupiter Borrower,
Inc., Term Loan B,
03/25/2033 1,301,625
0.1
144,270  Kestra Advisor
Services Holdings
A, Inc., 6.394%,
(TSFR1M+2.750%),
03/24/2031 143,175
0.0
887,775  Osaic Holdings Inc
(f/k/a Advisor Group
Holdings Inc), Term
B-1 Loan, 6.232%,
(TSFR3M+2.500%),
07/30/2032 877,732
0.1
343,231  Osttra Group Ltd.,
Term Loan (First
Lien), 7.169%,
(TSFR3M+3.500%),
10/08/2032 343,660
0.0
121,123  RHP Hotel Properties
LP, Second
Incremental Tranche
B Term Loan, 5.394%,
(TSFR1M+1.750%),
05/18/2030 121,256
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
530,625  Ryan Specialty Group
LLC, 2024 Term
Loan B, 5.644%,
(TSFR1M+2.000%),
09/15/2031 $ 529,962
0.0
1,041,689  Sedgwick Claims
Management
Services Inc., 2024
Term Loan, 6.144%,
(TSFR1M+2.500%),
07/31/2031 1,029,427
0.1
277,904  Starwood Property
Mortgage LLC, 5.620%,
(TSFR1M+2.000%),
09/24/2032 277,469
0.0
389,095  Starwood Property
Mortgage LLC, Term
B-5 Loan, 5.620%,
(TSFR1M+2.000%),
01/02/2030 389,338
0.0
212,728  Trucordia Insurance
Holdings LLC, Initial
Term Loan, 6.870%,
(TSFR1M+3.250%),
06/17/2032 190,392
0.0
78,947  Truist Insurance
Holdings, LLC, Initial
Term Loans (Second
Lien), 8.482%,
(TSFR3M+4.750%),
05/06/2032 77,368
0.0
575,081  Truist Insurance
Holdings, LLC,
Tranche B, 6.482%,
(TSFR3M+2.750%),
05/06/2031 563,040
0.0
444,564  USI Inc., 2024 Term
Loan, 5.950%,
(TSFR3M+2.250%),
09/27/2030 443,244
0.0
482,693  USI Inc., 2024 Term
Loan D, 5.950%,
(TSFR3M+2.250%),
11/21/2029 481,178
0.0
287,100  VFH Parent LLC, Term
Loan B-2, 6.144%,
(TSFR1M+2.500%),
06/21/2031 287,698
0.0
422,810  Victory Capital Holdings
Inc., Tranche B-3
Term Loan, 5.482%,
(TSFR3M+2.000%),
09/23/2032 421,558
0.0
26,857,558
1.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Health Care : 0.0%
464,047  Pacific Dental Services
LLC, Term Loan
USD 1BN, 5.889%,
(TSFR1M+2.500%),
03/15/2031 $ 464,685
0.0
Industrial : 1.4%
173,176
(6)(7)
Aegion Corporation,
Delayed Draw Term
Loan,
04/25/2033 173,176
0.0
1,666,824  Aegion Corporation,
Term Loan, 6.416%,
(TSFR3M+2.750%),
04/25/2033 1,666,824
0.1
617,925  Alliance Laundry
Systems LLC,
Tranche B, 5.913%,
(TSFR3M+2.250%),
08/19/2031 619,212
0.1
433,378  Altium Packaging LLC,
2024 Refinancing
Term Loan, 6.144%,
(TSFR1M+2.500%),
06/11/2031 422,408
0.0
740,000  Asplundh Tree
Expert LLC, 5.394%,
(TSFR1M+1.750%),
05/30/2033 740,000
0.0
750,000
(6)
Belden, Inc., Tranche B,
06/11/2033 751,875
0.1
354,113  BG MS US Holdings,
LLC, Term B
Loan, 8.482%,
(TSFR3M+4.750%),
10/22/2032 355,108
0.0
162,116  Brown Group
Holding LLC,
Tranche B2, 6.166%,
(TSFR3M+2.500%),
07/01/2031 162,705
0.0
1,454,004  Chariot Buyer LLC,
2025 New Term
Loan B, 6.644%,
(TSFR1M+2.750%),
09/08/2032 1,456,257
0.1
306,344  Chart Industries, Inc.,
Tranche B, 6.182%,
(TSFR3M+2.500%),
03/18/2030 306,727
0.0
63,271  Clydesdale Acquisition
Holdings Inc.,
2025 Incremental
Closing Date Term
B Loan, 6.894%,
(TSFR1M+3.250%),
04/01/2032 60,803
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
512,400  Clydesdale Acquisition
Holdings Inc., Term
B Loan, 6.819%,
(TSFR1M+3.175%),
04/13/2029 $ 504,105
0.0
141,256  Coherent Corp (f/k/a
II-VI Incorporated), New
Term Loan B, 5.394%,
(TSFR1M+1.750%),
07/02/2029 141,462
0.0
497,757  Construction
Partners, Inc.,
Tranche B, 5.637%,
(TSFR1M+2.000%),
11/03/2031 498,069
0.0
264,338  CoorsTek, Inc, 6.228%,
(TSFR1M+2.500%),
10/28/2032 264,943
0.0
360,438  Crown Equipment
Corporation, Initial
Term B-2, 5.620%,
(TSFR1M+2.000%),
10/10/2031 361,733
0.0
292,050  Crown Subsea
Communications
Holding Inc., 2026
Term Loans, 6.644%,
(TSFR1M+3.000%),
01/30/2031 293,364
0.0
855,700  DG Investment
Intermediate
Holdings 2 Inc.,
Tranche B, 6.894%,
(TSFR1M+3.250%),
07/12/2032 859,979
0.1
485,763  Doosan Bobcat North
America Inc (f/k/a
Clark Equipment
Company), Tranche B
Term Loans, 5.732%,
(TSFR3M+2.000%),
04/20/2029 486,826
0.0
271,160  Dynasty Acquisition
Co Inc., Tranche
B1, 5.644%,
(TSFR1M+2.000%),
10/31/2031 272,028
0.0
103,140  Dynasty Acquisition
Co Inc., Tranche
B2, 5.644%,
(TSFR1M+2.000%),
10/31/2031 103,469
0.0
168,544  EMRLD Borrower
LP, Initial Term
B Loan, 5.916%,
(TSFR3M+2.250%),
05/31/2030 168,618
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
260,964  Filtration Group
Corporation, 2025-B
Incremental Dollar
Term Loan, 6.144%,
(TSFR1M+2.750%),
10/23/2028 $ 261,372
0.0
234,413  Forgent Power
LLC, 5.946%,
(TSFR3M+2.250%),
12/20/2032 235,878
0.0
422,054  Frontdoor Inc., 2024
Term Loan B, 5.894%,
(TSFR1M+2.250%),
12/17/2031 423,637
0.0
797,311  Genesee & Wyoming
Inc., Initial Term
Loan B, 5.482%,
(TSFR3M+1.750%),
04/10/2031 794,919
0.1
562,009  GFL Environmental
Services Inc., Initial
Term Loan, 6.156%,
(TSFR3M+2.500%),
03/03/2032 561,834
0.0
538,650  Graham Packaging
Company Inc., Initial
Term Loan, 5.894%,
(TSFR1M+2.250%),
01/26/2033 539,538
0.0
324,188  Green Infrastructure
Partners Inc.,
Tranche B, 6.482%,
(TSFR3M+2.750%),
09/24/2032 324,694
0.0
366,324  Griffon Corporation,
Repriced Term
Loan, 5.644%,
(TSFR1M+2.000%),
01/24/2029 367,125
0.0
442,536  Hillenbrand Inc., Term
Loan B, 3.644%,
(TSFR1M+3.500%),
02/10/2033 435,068
0.0
619,220  Ingram Micro Inc.,
Term Loan B2, 5.927%,
(TSFR3M+2.250%),
09/22/2031 621,542
0.1
477,750  Jenmar Intermediate
III, LLC, Term
Loan, 8.732%,
(TSFR1M+5.000%),
12/16/2030 474,465
0.0
480,968  Kenan Advantage
Group Inc (The), Term
Loan B4, 6.894%,
(TSFR1M+3.250%),
01/25/2029 482,622
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
314,852  Lsf11 Trinity Bidco,
Inc., 2025 Term
Loan B, 6.153%,
(TSFR1M+2.500%),
06/14/2030 $ 315,442
0.0
611,304  Lsf12 Crown Us
Commercial Bidco, LLC,
Tranche B, 6.620%,
(TSFR1M+3.000%),
12/02/2031 613,660
0.1
245,231  Madison IAQ LLC,
Tranche B, 5.470%,
(TSFR6M+1.750%),
05/06/2032 244,831
0.0
460,351  Madison Safety
& Flow LLC,
Tranche B, 8.250%,
(TSFR1M+2.500%),
09/26/2031 461,550
0.0
163,356  MV Holding GmbH FKA
Igloo Holdings Corp,
Tranche B, 5.644%,
(TSFR1M+2.000%),
03/17/2032 163,611
0.0
592,025  Pac Dac LLC, Initial
Term Loans, 6.913%,
(TSFR3M+3.250%),
10/28/2030 588,695
0.0
292,788  Plastipak Packaging
Inc., Tranche B
Term Loan, 6.144%,
(TSFR1M+2.500%),
09/10/2032 293,062
0.0
485,591  Pre Paid Legal Services
Inc., First Lien Initial
Term Loans, 6.894%,
(TSFR1M+3.250%),
12/15/2028 444,532
0.0
1,054,707  Pro Mach Group,
Inc., 6.144%,
(TSFR1M+2.500%),
10/15/2032 1,056,561
0.1
2,754  ProAmpac PG
Borrower LLC, Initial
USD Term Loan
(First Lien), 7.663%,
(TSFR1M+2.250%),
03/07/2033 2,714
0.0
134,325  Project Aurora
Holdco 1 Limited,
Facility B2, 6.482%,
(TSFR3M+2.650%),
12/06/2032 135,165
0.0
83,097  Quikrete Holdings Inc.,
Tranche B1, 5.894%,
(TSFR1M+2.250%),
04/14/2031 83,137
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
1,293,136  Quikrete Holdings Inc.,
Tranche B2, 5.894%,
(TSFR1M+2.250%),
03/19/2029 $ 1,295,231
0.1
30,857
(7)
Salas O'Brien Inc.,
DDTL, 6.394%,
(TSFR1M+2.750%),
01/31/2033 30,934
0.0
239,143  Salas O'Brien Inc., Initial
Term Loan, 6.394%,
(TSFR1M+2.750%),
01/31/2033 239,741
0.0
140,178  Savage Enterprises
LLC, 5.621%,
(TSFR1M+2.000%),
08/05/2032 140,265
0.0
250,000
(6)
Skyshield U.S. Bidco
Ltd.,
06/02/2033 250,235
0.0
586,399  Smyrna Ready Mix
Concrete LLC, 2025
Term Loan, 6.644%,
(TSFR1M+3.000%),
04/02/2029 590,064
0.0
139,275  Standard Industries
Inc., Initial Term
Loan, 5.389%,
(TSFR1M+2.250%),
09/22/2028 139,587
0.0
349,125  Stonepeak Nile Lower
Holdings LLC, 5.657%,
(TSFR3M+2.000%),
04/09/2032 348,662
0.0
580,000  Sword Purchaser,
LLC, 7.644%,
(TSFR1M+4.000%),
04/09/2033 566,723
0.0
396,621  Tecta America
Corp., 6.144%,
(TSFR1M+2.500%),
02/18/2032 397,530
0.0
730,719  TK Elevator Midco
Gmbh, (Usd) Term
Loan B, 6.377%,
(TSFR6M+2.750%),
04/30/2030 734,591
0.1
1,216,950  TK Elevator Midco
Gmbh, Tranche
B, 6.480%,
(TSFR6M+2.750%),
04/30/2030 1,223,469
0.1
363,175  Transdigm, Tranche M
Term Loans, 6.120%,
(TSFR1M+2.500%),
08/19/2032 363,573
0.0
732,609  Transdigm Inc.,
Tranche K, 5.870%,
(TSFR1M+2.250%),
03/22/2030 733,362
0.1
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
1,350,000  TransDigm Inc.,
Tranche N, 6.120%,
(TSFR1M+2.500%),
02/10/2033 $ 1,351,382
0.1
457,057  Watlow Electric
Manufacturing
Co., 6.417%,
(TSFR3M+2.750%),
06/17/2033 457,248
0.0
47,943
(6)(7)
Watlow Electric
Manufacturing Co.,
Delayed Draw Term
loan,
06/17/2033 47,963
0.0
29,505,905
1.4
Lodging & Casinos : 0.0%
319,958  Hilton Grand Vacations
Borrower LLC, Initial
Term Loan, 5.644%,
(TSFR1M+2.000%),
08/02/2028 319,996
0.0
Technology : 0.9%
351,839  Adeia Inc.,
Amendment No 4
Term Loan B, 6.144%,
(TSFR1M+2.500%),
06/08/2028 351,839
0.0
679,690  Altar Bidco Inc., Initial
Term Loan, 6.858%,
(TSFR1M+3.350%),
02/01/2029 680,221
0.1
391,609  Amentum Holdings
LLC, 5.394%,
(TSFR1M+1.750%),
09/29/2031 391,772
0.0
115,000  Applied Systems Inc.,
Initial Term Loan (2024)
(Second Lien), 8.232%,
(TSFR3M+4.500%),
02/23/2032 113,658
0.0
510,706  Applied Systems Inc.,
Tranche B4, 5.982%,
(TSFR3M+2.250%),
02/24/2031 502,248
0.0
363,613  Aragorn Parent
Corporation, 7.144%,
(TSFR1M+3.500%),
12/16/2030 364,749
0.0
472,256  Ascend Learning LLC,
Tranche B, 6.644%,
(TSFR1M+3.000%),
12/11/2028 461,729
0.0
880,441  AthenaHealth
Group, Inc., 6.870%,
(TSFR1M+3.250%),
02/17/2032 872,187
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
427,156  BCPE Pequod
Buyer Inc., Initial
Term Loan, 6.394%,
(TSFR1M+2.750%),
11/25/2031 $ 415,943
0.0
271,563  BMC Software
(Boxer/ Bladelogic),
Tranche B, 6.416%,
(TSFR3M+3.000%),
07/30/2031 245,182
0.0
222,173  Central Parent LLC,
Tranche B, 6.982%,
(TSFR3M+3.250%),
07/06/2029 114,419
0.0
313,687  Connectwise,
LLC, Initial Term
Loan, 7.494%,
(TSFR3M+3.762%),
09/29/2028 289,769
0.0
65,000
(7)
CoreWeave Financing
Delayed Draw Term
Loan LLC, Tranche
DD-CAPEX, 8.119%,
(TSFR1M+4.500%),
11/17/2031 66,397
0.0
212,850  Cotiviti Inc.,
Amendment No 2
Term Loan, 6.370%,
(TSFR1M+2.750%),
03/29/2032 193,960
0.0
786,958  Cotiviti Inc.,
Tranche B, 6.370%,
(TSFR1M+2.750%),
08/27/2025 721,050
0.1
372,289  Dayforce Inc., Initial
Term Loans, 6.663%,
(TSFR3M+3.000%),
02/04/2033 340,528
0.0
346,505  Disco Parent Inc.,
Term Loan, 6.666%,
(TSFR3M+3.000%),
08/06/2032 339,142
0.0
468,720  ECI Macola / Max
Holding LLC, 2025
Repricing Term
Loan, 6.482%,
(TSFR3M+2.750%),
05/09/2030 446,651
0.0
843,648  Epicor Software
Corporation, Term
F Loans, 6.394%,
(TSFR1M+2.500%),
05/30/2031 806,504
0.1
246,264  Fortress Intermediate 3
Inc., 2025 Tlb, 6.624%,
(TSFR1M+3.000%),
06/27/2031 245,187
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
399,242  Genesys Cloud
Services Holdings II
LLC (f/k/a Greeneden
US Holdings II LLC),
Tranche B, 6.144%,
(TSFR1M+2.500%),
01/30/2032 $ 383,162
0.0
594,011  Icon Parent I Inc.,
Tranche B, 6.446%,
(TSFR3M+2.750%),
11/13/2031 557,380
0.0
170,550  Imagine Learning
LLC, 2024 Term
Loan, 7.144%,
(TSFR1M+3.500%),
12/21/2029 160,175
0.0
150,000  Kaseya Inc., Initial
Term Loan, 8.663%,
(TSFR1M+5.000%),
03/05/2033 92,000
0.0
281,438  Kaseya Inc., Term
Loan, 6.913%,
(TSFR3M+3.250%),
03/20/2032 219,287
0.0
458,068  Leia Finco US
LLC, Initial Term
Loan, 6.927%,
(TSFR3M+3.250%),
10/09/2031 422,759
0.0
485,097  Mcafee Corp,
Refinancing Tranche
B-1, 6.644%,
(TSFR1M+3.000%),
03/01/2029 432,040
0.0
197,000  Minerals Technologies
Inc., Term Loan
B, 5.644%,
(TSFR1M+2.000%),
11/21/2031 197,616
0.0
540,409  Mitchell International
Inc., 6.644%,
(TSFR1M+3.000%),
06/17/2031 516,429
0.0
239,795  MKS Instruments Inc.,
2026-1 Dollar Term
B Loans, 5.364%,
(TSFR1M+2.250%),
02/04/2033 240,645
0.0
1,410,000
(6)
Oak-Eagle Acquireco,
Inc., Tranche B,
03/24/2033 1,415,581
0.1
96,593  Oceankey (U.S.)
II Corp, Term
Loan, 7.244%,
(TSFR1M+3.500%),
12/15/2028 92,850
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
181,483  Open Text Corporation,
2024-A Replacement
Term Loan, 5.394%,
(TSFR1M+1.750%),
01/31/2030 $ 177,929
0.0
582,647  PointClickCare
Technologies,
Tranche B, 6.413%,
(TSFR3M+2.750%),
11/03/2031 581,190
0.1
825,298  Project Boost Purchaser
LLC, 1L Intial Term
Loan, 6.482%,
(TSFR3M+2.750%),
07/16/2031 804,371
0.1
368,844  Project Ruby
Ultimate Parent Corp,
Tranche B5, 6.508%,
(TSFR1M+2.865%),
03/10/2028 368,806
0.0
388,035  RealPage Inc., First
Lien Initial Term
Loan, 6.994%,
(TSFR3M+3.262%),
04/24/2028 362,597
0.0
445,296  Red Planet Borrower
LLC, Initial Term
Loan, 7.370%,
(TSFR1M+4.000%),
09/08/2032 445,892
0.0
445,071  Rocket Software Inc.,
Tranche B, 7.394%,
(TSFR1M+3.750%),
11/28/2028 423,374
0.0
358,990  Skopima Consilio
Parent LLC (FKA
GI Consilio),
Amendment No. 5
Term Loans, 7.394%,
(TSFR1M+3.750%),
05/12/2028 296,488
0.0
433,065  SS&C Technologies
Holdings, Inc.,
Tranche B8, 5.620%,
(TSFR1M+2.000%),
05/09/2031 432,724
0.0
699,452  UKG Inc., Tranche
B, 5.913%,
(TSFR3M+2.250%),
02/10/2031 660,195
0.1
470,284  Veeam Software/ VS
Buyer, 2025 Repriced
1St Lien Tlb, 5.913%,
(TSFR3M+2.250%),
04/14/2031 453,824
0.0
487,506  Virtusa Corporation,
Term B-2 Loan, 6.903%,
(TSFR1M+3.250%),
02/15/2029 424,943
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
385,092  Waystar Technologies
Inc., Initial Term
Loan B, 5.644%,
(TSFR1M+2.000%),
10/22/2029 $ 384,611
0.0
702,900  World Wide Technology
Holding Co LLC,
2025 Refinancing
Term Loan, 5.644%,
(TSFR1M+2.000%),
03/01/2030 701,143
0.1
19,211,146
0.9
Utilities : 0.1%
216,150  Alpha Generation
LLC, Initial Term
B Loan, 5.394%,
(TSFR1M+1.750%),
09/30/2031 214,574
0.0
258,329  Bip Pipeco
Holdings LLC, Term
Loan, 5.677%,
(TSFR3M+2.250%),
12/06/2030 258,383
0.0
265,000  Calpine Construction
Finance Company L
P, 2025 Refinancing
Term Loan, 5.394%,
(TSFR1M+1.750%),
07/31/2030 265,193
0.0
971,800  Discovery Energy
Holding Corporation,
Term Loan, 6.732%,
(TSFR3M+3.000%),
05/01/2031 974,533
0.1
329,138  Lightning Power,
LLC, Initial Term
B Loan, 5.870%,
(TSFR1M+2.250%),
08/18/2031 329,902
0.0
143,532  NRG Energy Inc.,
Term Loan, 5.419%,
(TSFR3M+1.850%),
04/16/2031 143,594
0.0
350,000
(6)
Pathfinder Power LLC,
06/22/2033 349,891
0.0
2,536,070
0.1
Total Bank Loans
(Cost $173,951,804)
172,638,408
8.4
U.S. GOVERNMENT AGENCY OBLIGATIONS : 7.7%
Federal Home Loan Bank Discount Notes : 0.3%
1,900,000
(8)
3.660
%,
07/15/2026 1,897,150
0.1
4,000,000
(8)
3.660
%,
07/22/2026 3,991,200
0.2
5,888,350
0.3
Government National Mortgage Association : 6.9%
16,196,000
(9)
5.000
%,
07/20/2055 15,969,850
0.8
11,004,000
(9)
5.500
%,
07/20/2056 11,059,793
0.5
134,287
6.000
%,
02/20/2055 139,584
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
1,765,617
6.000
%,
12/20/2064 $ 1,812,558
0.1
658,183
6.000
%,
02/20/2065 675,682
0.0
1,714,664
6.000
%,
05/20/2065 1,760,252
0.1
1,857,579
6.000
%,
05/20/2065 1,906,967
0.1
609,507
6.500
%,
12/20/2054 642,065
0.0
2,239,084
6.500
%,
02/20/2055 2,376,860
0.1
3,993,071
6.500
%,
02/20/2055 4,241,438
0.2
20,314,203
6.500
%,
02/20/2055 21,777,628
1.1
1,336,295
6.500
%,
03/20/2055 1,422,919
0.1
1,718,965
6.500
%,
03/20/2055 1,830,497
0.1
874,941
6.500
%,
04/20/2055 915,437
0.0
1,145,673
6.500
%,
04/20/2055 1,215,349
0.1
1,700,367
6.500
%,
04/20/2055 1,799,058
0.1
5,114,586
6.500
%,
08/20/2055 5,513,897
0.3
1,025,802
6.500
%,
09/20/2055 1,078,078
0.0
37,557,215
6.500
%,
09/20/2055 40,280,393
2.0
134,612
6.500
%,
10/20/2064 140,031
0.0
171,965
6.500
%,
03/20/2065 178,888
0.0
280,218
6.500
%,
04/20/2065 291,499
0.0
2,584,471
6.500
%,
04/20/2065 2,688,527
0.1
975,236
6.500
%,
05/20/2065 1,014,501
0.0
1,068,863
6.500
%,
05/20/2065 1,111,896
0.1
14,874,784
6.500
%,
05/20/2065 15,473,672
0.7
1,404,918
6.500
%,
06/20/2065 1,461,482
0.1
1,814,233
6.500
%,
06/20/2065 1,887,277
0.1
2,189,279
6.500
%,
07/20/2065 2,277,425
0.1
142,943,503
6.9
Uniform Mortgage-Backed Securities : 0.5%
10,760,000
(9)
4.500
%,
07/01/2056 10,309,425
0.5
2,104
5.500
%,
10/01/2039 2,157
0.0
10,311,582
0.5
Total U.S. Government
Agency Obligations
(Cost $157,024,659)
159,143,435
7.7
SOVEREIGN BONDS : 4.4%
BRL
6,628,000  Brazil Notas do
Tesouro Nacional Serie
B NTNB,
6.000
%,
08/15/2050 5,183,226
0.3
2,875,000  Brazilian Government
International Bond,
6.625
%,
03/15/2035 2,962,472
0.1
1,675,000  Colombia Government
International Bond,
6.125
%,
01/21/2031 1,697,705
0.1
1,000,000  Colombia Government
International Bond,
6.500
%,
01/21/2033 1,017,258
0.1
900,000
(2)
Colombia Government
International Bond,
7.750
%,
11/07/2036 984,150
0.0
1,775,000
(1)
Eagle Funding
Luxco Sarl,
5.500
%,
08/17/2030 1,780,325
0.1
MXN
466,900,000  Mexican Bonos M,
8.500
%,
11/18/2038 25,113,813
1.2
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
1,436,000  Mexico Government
International Bond,
5.850
%,
07/02/2032 $ 1,455,716
0.1
1,750,000  Mexico Government
International Bond,
6.125
%,
02/09/2038 1,719,287
0.1
1,169,000  Mexico Government
International Bond,
6.625
%,
01/29/2038 1,200,166
0.1
656,000  Mexico Government
International Bond,
7.375
%,
05/13/2055 699,703
0.0
PEN
78,967,000  Peru Government Bond,
5.350
%,
08/12/2040 20,164,829
1.0
PLN
93,201,000  Republic of Poland
Government Bond
1035,
5.000
%,
10/25/2035 24,404,005
1.2
550,000
(1)
Republic of South
Africa Government
International Bond,
7.950
%,
11/19/2054 594,000
0.0
625,000  Republic of South
Africa Government
International Bond 10Y,
5.875
%,
04/20/2032 640,625
0.0
Total Sovereign Bonds
(Cost $91,361,729)
89,617,280
4.4
U.S. TREASURY OBLIGATIONS : 1.1%
United States Treasury Bonds : 0.1%
1,838,800
4.750
%,
02/15/2056 1,786,653
0.1
United States Treasury Notes : 1.0%
1,274,400
4.125
%,
06/30/2028 1,273,778
0.1
12,216,100
4.125
%,
06/30/2031 12,173,630
0.6
6,664,900
4.375
%,
05/15/2036 6,630,013
0.3
20,077,421
1.0
Total U.S. Treasury
Obligations
(Cost $21,844,995)
21,864,074
1.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0.0%
Business Equipment & Services : 0.0%
5,366
(10)
Yak Access LLC Series
A
54
0.0
1,157
(10)
Yak Access LLC Series
B
11
0.0
65
0.0
Consumer Discretionary : —%
113
(10)
Travelport Tech Ltd.
—
—
Total Common Stock
(Cost $257,818)
65
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Shares Value
Percentage
of Net
Assets
PURCHASED OPTIONS
(11)
: 0.0%
Total Purchased
Options
(Cost $291,954)
$ 96,259
0.0
Total Long-Term
Investments
(Cost $2,026,628,808)
1,998,979,756
97.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.3%
Commercial Paper : 1.9%
5,000,000  Agilent Technologies,
Inc.,
3.980
%,
07/07/2026 4,996,189
0.3
7,000,000
(8)
Consolidated Edison,
Inc.,
3.910
%,
07/02/2026 6,998,501
0.3
3,000,000  Constellation Energy
Generation LLC,
4.560
%,
07/13/2026 2,995,138
0.2
5,000,000  Enbridge (US) Inc.,
4.030
%,
07/16/2026 4,991,193
0.2
2,000,000  Enbridge (US) Inc.,
4.100
%,
08/17/2026 1,989,264
0.1
5,800,000  Simon Property Group
LP,
3.970
%,
07/06/2026 5,796,218
0.3
10,000,000  Virginia Electric and
Power Co.,
3.880
%,
07/20/2026 9,978,804
0.5
Total Commercial Paper
(Cost $37,749,124)
37,745,307
1.9
U.S. Treasury Obligations : 0.5%
8,000,000
(8)
United States Treasury
Bill,
3.610
%,
08/11/2026 7,966,936
0.4
700,000
(2)(8)
United States Treasury
Bill,
3.650
%,
08/25/2026 696,096
0.0
2,000,000
(8)
United States Treasury
Bill,
3.780
%,
10/01/2026 1,980,936
0.1
Total U.S. Treasury
Obligations
(Cost $10,643,924)
10,643,968
0.5
Repurchase Agreements : 0.6%
1,553,709
(12)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
06/30/2026, 3.640%,
due 07/01/2026
(Repurchase
Amount $1,553,864,
collateralized by various
U.S. Government
Securities, 4.125%,
Market Value plus
accrued interest
$1,584,783, due
03/31/29)
1,553,709
0.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,989,984
(12)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
06/30/2026, 3.650%,
due 07/01/2026
(Repurchase
Amount $1,990,183,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-7.000%, Market
Value plus accrued
interest $2,029,784, due
04/07/28-06/20/56)
$ 1,989,984
0.1
3,175,970
(12)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
06/30/2026, 3.650%,
due 07/01/2026
(Repurchase
Amount $3,176,288,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.270%-
7.000%, Market Value
plus accrued interest
$3,239,489, due
08/15/28-07/01/56)
3,175,970
0.1
1,972,220
(12)
Jefferies LLC,
Repurchase
Agreement dated
06/30/2026, 3.650%,
due 07/01/2026
(Repurchase
Amount $1,972,417,
collateralized by various
U.S. Government
Securities, 0.000%-
4.250%, Market Value
plus accrued interest
$2,011,664, due
12/17/26-05/15/51)
1,972,220
0.1
2,006,088
(12)
Jefferies LLC,
Repurchase
Agreement dated
06/30/2026, 3.670%,
due 07/01/2026
(Repurchase
Amount $2,006,290,
collateralized by various
U.S. Government
Agency Obligations,
0.000%-5.620%, Market
Value plus accrued
interest $2,046,220, due
10/16/26-02/23/44)
2,006,088
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,173,196
(12)
NatWest Markets
Securities Inc,
Repurchase
Agreement dated
06/30/2026, 3.650%,
due 07/01/2026
(Repurchase
Amount $1,173,313,
collateralized by various
U.S. Government
Agency Obligations,
4.500%-6.500%, Market
Value plus accrued
interest $1,196,660, due
10/01/43-06/01/54)
$ 1,173,196
0.1
1,056,590
(12)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
06/30/2026, 3.650%,
due 07/01/2026
(Repurchase
Amount $1,056,696,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 3.000%-
6.500%, Market Value
plus accrued interest
$1,077,860, due
05/01/31-05/01/56)
1,056,590
0.0
331,935
(12)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
06/30/2026, 3.760%,
due 07/01/2026
(Repurchase Amount
$331,969, collateralized
by various U.S.
Government Securities,
0.125%-3.875%, Market
Value plus accrued
interest $337,795, due
01/15/28-02/15/56)
331,935
0.0
Total Repurchase
Agreements
(Cost $13,259,692)
13,259,692
0.6
Time Deposits : 0.1%
426,776
(12)
Credit Agricole
Corporate and
Investment Bank,
3.600
%,
07/01/2026 426,776
0.0
426,776
(12)
DZ Bank AG,
3.610
%,
07/01/2026 426,776
0.0
426,776
(12)
Landesbank
Hessen Thueringen
Girozentrale,
3.630
%,
07/01/2026 426,776
0.0
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
426,776
(12)
Mizuho Bank Ltd.,
3.620
%,
07/01/2026 $ 426,776
0.1
426,776
(12)
Royal Bank of Canada,
3.670
%,
07/01/2026 426,776
0.0
426,776
(12)
Societe Generale S.A.,
3.630
%,
07/01/2026 426,776
0.0
426,776
(12)
Toronto-Dominion Bank,
3.630
%,
07/01/2026 426,776
0.0
Total Time Deposits
(Cost $2,987,432)
2,987,432
0.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
3,878,408
(13)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.540%
3,878,408
0.2
81,000
(13)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.560%
81,000
0.0
Total Mutual Funds
(Cost $3,959,408)
3,959,408
0.2
Total Short-Term
Investments
(Cost $68,599,580)
68,595,807
3.3
Total Investments in
Securities
(Cost $2,095,228,388) $ 2,067,575,563 100.6
Liabilities in Excess of
Other Assets
(13,298,646) (0.6)
Net Assets $ 2,054,276,917 100.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of June
30, 2026.
(4)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(6)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(7)
All or a portion of this holding is subject to unfunded loan commitments.
(8)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2026, if applicable.
(9)
Represents or includes a “to be announced” (TBA) security
transaction.
(10)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(11)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(12)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(13)
Rate shown is the 7-day yield as of June 30, 2026.
Currency Abbreviations:
BRL Brazilian Real
MXN Mexican Peso
PEN Peruvian Nuevo Sol
PLN Polish Zloty
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
SOFR30A 30-day Secured Overnight Financing Rate
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
TSFR6M 6-month CME Term Secured Overnight Financing Rate
TSFR12M 12-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2026
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 561,734,136 $ — $ 561,734,136
Collateralized Mortgage Obligations — 517,807,124 — 517,807,124
Commercial Mortgage-Backed Securities — 290,720,272 — 290,720,272
Asset-Backed Securities — 185,358,703 — 185,358,703
Bank Loans — 172,638,408 — 172,638,408
U.S. Government Agency Obligations — 159,143,435 — 159,143,435
Sovereign Bonds — 89,617,280 — 89,617,280
U.S. Treasury Obligations — 21,864,074 — 21,864,074
Purchased Options — 96,259 — 96,259
Common Stock* — — 65 65
Short-Term Investments 3,959,408 64,636,399 — 68,595,807
Total Investments, at fair value $ 3,959,408 $ 2,063,616,090 $ 65 $ 2,067,575,563
Other Financial Instruments+
Centrally Cleared Credit Default Swaps — 5,740,035 — 5,740,035
Centrally Cleared Inflation-Linked Swaps — 183,774 — 183,774
Centrally Cleared Interest Rate Swaps — 9,165,208 — 9,165,208
Forward Foreign Currency Contracts — 1,200,912 — 1,200,912
Forward Premium Swaptions — 2,992,311 — 2,992,311
Futures 521,585 — — 521,585
OTC total return swaps — 353,794 — 353,794
OTC volatility swaps — 50,744 — 50,744
Total Assets $ 4,480,993 $ 2,083,302,868 $ 65 $ 2,087,783,926
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps $ — $ (5,000,579) $ — $ (5,000,579)
Centrally Cleared Inflation-Linked Swaps — (209,054) — (209,054)
Centrally Cleared Interest Rate Swaps — (3,524,935) — (3,524,935)
Forward Foreign Currency Contracts — (25,751) — (25,751)
Forward Premium Swaptions — (6,355,076) — (6,355,076)
Futures (1,972,607) — — (1,972,607)
OTC interest rate swaps — (6,457) — (6,457)
OTC volatility swaps — (20,720) — (20,720)
Sales Commitments — (25,720,415) — (25,720,415)
Written Options — (260,702) — (260,702)
Total Liabilities $ (1,972,607) $ (41,123,689) $ — $ (43,096,296)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2026, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EGP 59,157,752 USD 1,130,043 Bank of America N.A. 07/21/26 $ 61,948
EGP 193,567,854 USD 3,694,043 Goldman Sachs International 07/21/26 206,228
USD 25,492,676 PLN 95,279,757 JPMorgan Chase Bank N.A. 09/04/26 165,872
USD 15,878,874 BRL 82,890,104 JPMorgan Chase Bank N.A. 09/04/26 73,053

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EGP 190,358,419 USD 3,492,815 Morgan Stanley Bank N.A. 07/14/26 $ 357,150
SEK 111,901,910 USD 11,486,443 Morgan Stanley Bank N.A. 08/14/26 82,641
USD 11,682,519 NOK 115,219,778 Morgan Stanley Bank N.A. 08/14/26 49,520
EUR 143 USD 163 Morgan Stanley Bank N.A. 08/14/26 —
USD 11,989 EUR 10,553 Morgan Stanley Bank N.A. 08/14/26 (91)
USD 172,595 AUD 250,624 Morgan Stanley Bank N.A. 08/14/26 (783)
JPY 712,648,006 USD 4,423,481 Morgan Stanley Bank N.A. 08/14/26 (24,877)
USD 15,006,642 MXN 261,528,246 State Street Bank and Trust Co. 09/04/26 132,446
USD 20,821,872 PEN 71,111,275 Wells Fargo Bank N.A. 09/04/26 72,054
$ 1,175,161
At June 30, 2026, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 8,598 09/30/26 $ 1,772,329,922 $ (367,943)
U.S. Treasury 5-Year Note 2,723 09/30/26 291,488,640 521,585
$ 2,063,818,562 $ 153,642
Short Contracts:
U.S. Treasury 10-Year Note (709) 09/21/26 (77,912,453) (632,973)
U.S. Treasury Long Bond (168) 09/21/26 (19,068,000) (231,168)
U.S. Treasury Ultra 10-Year Note (419) 09/21/26 (47,124,406) (524,380)
U.S. Treasury Ultra Long Bond (64) 09/21/26 (7,434,000) (216,143)
$ (151,538,859) $ (1,604,664)
At June 30, 2026, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income Opportunities Fund:
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX North American High Yield Index, Series
46, Version 1 Sell 5.000 06/20/31 USD 172,039,230 $ 13,891,483 $ 5,740,035
$ 13,891,483 $ 5,740,035
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments received quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At June 30, 2026, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income Opportunities Fund:

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX Emerging Markets, Series 44, Version 1 Buy (1.000) 12/20/30 USD 274,910,000 $ 761,343 $ (5,000,579)
$ 761,343 $ (5,000,579)
(1)
If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments made quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At June 30, 2026, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 3-month Australian Bank Bill Quarterly 4.687 % Quarterly 03/25/28 AUD 33,700,000 $ 96,756 $ 96,756
Pay 1-day Overnight Brazil Interbank Deposit
At
Termination
Date 13.680
At Termination
Date 01/02/29 BRL 143,698,002 (261,557) (261,557)
Pay 1-day Overnight Brazil Interbank Deposit
At
Termination
Date 14.020
At Termination
Date 01/02/29 BRL 73,287,436 (13,289) (13,289)
Pay 1-day Overnight Brazil Interbank Deposit
At
Termination
Date 13.900
At Termination
Date 01/02/29 BRL 45,403,529 (33,893) (33,893)
Pay 1-day Overnight Bank of Canada Semi-Annual 2.781 Semi-Annual 03/20/28 CAD 49,500,000 100,110 100,110
Pay 1-day Euro Short Term Rate Annual 2.590 Annual 03/26/28 EUR 31,100,000 103,331 103,331
Pay 1-day Secured Overnight Financing Rate
At
Termination
Date 3.310
At Termination
Date 03/08/29 USD 218,000,000 (1,041,887) (1,041,887)
Pay 1-day Secured Overnight Financing Rate
At
Termination
Date 4.020
At Termination
Date 06/22/28 USD 108,654,000 41,657 41,657
Pay 1-day Secured Overnight Financing Rate
At
Termination
Date 4.050
At Termination
Date 06/22/28 USD 108,410,000 72,130 72,130
Pay 1-day Secured Overnight Financing Rate
At
Termination
Date 2.994
At Termination
Date 03/03/28 USD 68,665,000 (692,673) (692,673)
Pay 1-day Secured Overnight Financing Rate
At
Termination
Date 3.280
At Termination
Date 03/13/29 USD 51,828,000 (261,163) (261,163)
Pay 1-day Secured Overnight Financing Rate Annual 4.129 Annual 03/27/36 USD 27,533,000 23,219 23,219
Pay 1-day Secured Overnight Financing Rate Annual 4.605 Annual 05/29/46 USD 4,484,000 18,952 18,952
Pay 1-day Secured Overnight Financing Rate Annual 3.730 Annual 03/05/30 USD 4,000,000 (24,683) (24,683)
Pay 3-month Johannesburg Interbank Quarterly 7.270 Quarterly 04/09/31 ZAR 218,659,000 (50,696) (50,508)
Pay 3-month Johannesburg Interbank Quarterly 7.605 Quarterly 03/25/31 ZAR 187,251,000 110,383 112,765
Receive 1-day MXN TIIE-BANXICO Monthly 7.970 Monthly 04/03/36 MXN 481,812,000 249,099 249,099
Receive 6-month PLN WIBOR Semi-Annual 4.082 Annual 10/25/35 PLN 86,543,000 235,004 235,004
Receive 1-day Secured Overnight Financing Rate
At
Termination
Date 3.279
At Termination
Date 03/08/29 USD 218,000,000 1,104,062 1,104,062
Receive 1-day Secured Overnight Financing Rate
At
Termination
Date 4.078
At Termination
Date 06/14/28 USD 216,004,000 (190,861) (190,861)

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Receive 1-day Secured Overnight Financing Rate
At
Termination
Date 3.299%
At Termination
Date 03/15/28 USD 149,802,000 $ 1,063,879 $ 1,063,879
Receive 1-day Secured Overnight Financing Rate
At
Termination
Date 3.457
At Termination
Date 02/25/27 USD 137,700,000 452,815 452,815
Receive 1-day Secured Overnight Financing Rate Monthly 3.389 Monthly 02/04/29 USD 114,700,000 1,411,621 1,411,621
Receive 1-day Secured Overnight Financing Rate Annual 3.299 Annual 02/24/28 USD 109,000,000 1,253,035 1,253,035
Receive 1-day Secured Overnight Financing Rate Annual 3.366 Annual 02/23/31 USD 73,500,000 1,649,127 1,649,127
Receive 1-day Secured Overnight Financing Rate Annual 4.605 Annual 02/14/46 USD 30,415,000 (134,052) (134,052)
Receive 1-day Secured Overnight Financing Rate Annual 3.502 Annual 02/24/33 USD 29,300,000 707,517 707,517
Receive 1-day Secured Overnight Financing Rate Annual 4.319 Annual 05/21/37 USD 25,219,920 (579,419) (579,419)
Receive 1-day Secured Overnight Financing Rate Annual 3.618 Annual 09/24/35 USD 15,000,000 416,488 416,488
Receive 1-day Secured Overnight Financing Rate Annual 4.211 Annual 02/14/30 USD 14,000,000 (140,237) (140,237)
Receive 1-day Secured Overnight Financing Rate Annual 4.143 Annual 02/19/30 USD 13,000,000 (100,713) (100,713)
Receive 1-day Secured Overnight Financing Rate Annual 3.539 Annual 07/23/30 USD 4,000,000 53,641 53,641
$ 5,637,703 $ 5,640,273
At June 30, 2026, the following OTC interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency Counterparty
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
1-day Secured
Overnight Financing
Rate Annual Morgan Stanley N.A. 4.008% Annual 06/26/36 USD 9,700,000 $ (6,457) $ — $ (6,457)
$ (6,457) $ — $ (6,457)
At June 30, 2026, the following centrally cleared inflation-linked swaps were outstanding for Voya Strategic Income Opportunities Fund:
Pay/Receive
Floating
Rate
Floating Rate
Index
Floating Rate
Index Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date Notional Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.462%
At Termination
Date 03/27/31 USD 26,814,000 $ (209,054) $ (209,054)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.410
At Termination
Date 03/27/36 USD 26,814,000 183,774 183,774
$ (25,280) $ (25,280)
At June 30, 2026, the following OTC total return swaps were outstanding for Voya Strategic Income Opportunities Fund:
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
Markit iBoxx USD
Liquid Leveraged
Loan Index Quarterly
(Secured
Overnight
Financing
Rate +
0.00%) Quarterly
Morgan Stanley
Bank N.A. 09/20/26 USD 20,000,000 $ 353,794 $ — $ 353,794
$ 353,794 $ — $ 353,794
(1)
The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
At June 30, 2026, the following OTC volatility swaps were outstanding for Voya Strategic Income Opportunities Fund:
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Notional Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Pay
EUR vs. MXN Spot Exchange
Rate 10.200% Deutsche Bank AG 11/27/26 EUR 60,307,000 $ 50,744 $ 50,744

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Notional Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Pay
EUR vs. HUF Spot Exchange
Rate 8.200% Morgan Stanley Bank N.A. 05/28/27 EUR 94,000 $ (9,326) $ (9,326)
Receive
USD vs. INR Spot Exchange
Rate 5.300% Morgan Stanley Bank N.A. 12/08/26 USD 26,609,000 (11,394) (11,394)
$ 30,024 $ 30,024
At June 30, 2026, the following OTC written credit default swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty Reference Entity
Exercise
Rate
(Pay)/
Receive
Fixed
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Premiums
Received
Fair
Value
Put on 5-year
Credit Default
Swap
Morgan Stanley
Bank N.A.
CDX North American
High Yield, Series 46,
Version 2 106.000% 5.000 % Quarterly 08/19/26 USD 40,795,000 $ 282,709 $ (120,913)
Put on 5-Year
Credit Default
Swap
Morgan Stanley
Bank N.A.
CDX North American
High Yield, Series 46,
Version 2 106.500 5.000 Quarterly 08/19/26 USD 20,000,000 126,833 (74,366)
$ 409,542 $ (195,279)
At June 30, 2026, the following OTC purchased foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call EUR vs. Put GBP Goldman Sachs International 08/06/26 0.925 EUR 813,000 $ 88,044 $ 1,613
Call USD vs. Put EUR Nomura Global Financial Products Inc. 09/21/26 1.125 USD 22,619,000 203,910 94,646
$ 291,954 $ 96,259
At June 30, 2026, the following OTC written foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Call EUR vs. Put ZAR Goldman Sachs International 01/08/27 21.500 EUR 800,000 $ 240,062 $ (65,371)
$ 240,062 $ (65,371)
At June 30, 2026, the following OTC written interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Put on 1-Year Interest
Rate Swap
(1)
Morgan Stanley Bank
N.A. Receive 4.500%
1-day Secured Overnight
Financing Rate 07/14/26 GBP 139,868,000 $ 173,597 $ (52)
$ 173,597 $ (52)
At June 30, 2026, the following OTC purchased forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Exercise
Rate
(2)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(3)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap Deutsche Bank AG 3.820% Receive
1-day Secured Overnight
Financing Rate 02/23/28 USD 11,120,000 $ (406,297) $ (133,599)
Call on 10-Year
Interest Rate Swap Deutsche Bank AG 4.020% Receive
1-day Secured Overnight
Financing Rate 04/29/27 USD 20,504,000 (540,536) (80,467)
Call on 10-Year
Interest Rate Swap Deutsche Bank AG 4.010% Receive
1-day Secured Overnight
Financing Rate 04/29/27 USD 20,504,000 (540,793) (89,151)
Call on 10-Year
Interest Rate Swap
Morgan Stanley Bank
N.A. 3.411% Receive
1-day Secured Overnight
Financing Rate 05/06/31 EUR 20,882,400 (1,076,488) 90,175
Call on 10-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 3.605% Receive
1-day Secured Overnight
Financing Rate 02/12/36 USD 48,664,000 (1,946,560) 55,299
Call on 5-Year Interest
Rate Swap UBS AG 3.780% Receive
1-day Secured Overnight
Financing Rate 03/20/28 USD 24,332,000 (608,300) (61,515)

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Description Counterparty
Exercise
Rate
(2)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(3)
Unrealized
Appreciation/
(Depreciation)
Put on 10-Year
Interest Rate Swap Deutsche Bank AG 4.020% Pay
1-day Secured Overnight
Financing Rate 04/29/27 USD 20,504,000 $ (540,537) $ (66,331)
Put on 10-Year
Interest Rate Swap Deutsche Bank AG 4.010% Pay
1-day Secured Overnight
Financing Rate 04/29/27 USD 20,504,000 (540,793) (58,694)
Put on 10-Year
Interest Rate Swap
Morgan Stanley Bank
N.A. 3.411% Pay
1-day Secured Overnight
Financing Rate 05/06/31 EUR 20,882,400 (1,076,488) (156,343)
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 53,680,100 (9,662,418) 433,375
Put on 30-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 4.650% Pay
1-day Secured Overnight
Financing Rate 08/30/27 USD 23,070,000 (1,075,985) (502,326)
Put on 5-Year Interest
Rate Swap UBS AG 3.780% Pay
1-day Secured Overnight
Financing Rate 03/20/28 USD 24,332,000 (608,300) (163,014)
$ (18,623,495) $ (732,591)
At June 30, 2026, the following OTC written forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Exercise
Rate
(2)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(3)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap Bank of America N.A. 4.722% Pay
1-day Secured Overnight
Financing Rate 05/27/36 USD 6,059,000 $ 494,717 $ (25,819)
Call on 10-Year
Interest Rate Swap Bank Of Montreal 4.700% Pay
1-day Secured Overnight
Financing Rate 05/28/36 USD 11,778,000 952,251 (47,944)
Call on 10-Year
Interest Rate Swap
Morgan Stanley Bank
N.A. 3.177% Pay
1-day Secured Overnight
Financing Rate 05/08/28 EUR 19,888,000 661,276 (71,774)
Call on 10-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 4.655% Pay
1-day Secured Overnight
Financing Rate 06/12/36 USD 9,991,000 807,273 (27,134)
Call on 1-Year Interest
Rate Swap BNP Paribas 2.500% Pay
1-day Secured Overnight
Financing Rate 02/22/27 USD 243,320,000 304,150 247,651
Call on 1-Year Interest
Rate Swap Deutsche Bank AG 3.415% Pay
1-day Secured Overnight
Financing Rate 02/11/28 USD 60,830,000 261,873 77,194
Call on 1-Year Interest
Rate Swap Deutsche Bank AG 3.160% Pay
1-day Secured Overnight
Financing Rate 09/23/27 USD 115,350,000 538,685 340,022
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.436% Pay
1-day Secured Overnight
Financing Rate 04/10/28 USD 51,260,000 257,582 85,139
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.343% Pay
1-day Secured Overnight
Financing Rate 12/16/27 USD 57,675,000 268,189 (156,561)
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.161% Pay
1-day Secured Overnight
Financing Rate 11/22/27 USD 115,350,000 542,145 (450,812)
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.254% Pay
1-day Secured Overnight
Financing Rate 06/30/27 USD 57,675,000 220,607 (252,841)
Call on 1-Year Interest
Rate Swap
Nomura Global
Financial Products
Inc. 3.123% Pay
1-day Secured Overnight
Financing Rate 10/25/27 USD 115,350,000 537,819 (492,059)
Call on 1-Year Interest
Rate Swap
The Toronto-
Dominion Bank 3.697% Pay
1-day Secured Overnight
Financing Rate 02/05/29 USD 169,492,000 898,308 (153,285)
Call on 1-Year Interest
Rate Swap UBS AG 3.444% Pay
1-day Secured Overnight
Financing Rate 04/19/27 USD 102,520,000 330,627 191,125
Call on 30-Year
Interest Rate Swap BNP Paribas 4.135% Pay
1-day Secured Overnight
Financing Rate 02/18/31 USD 6,083,000 687,379 6,413
Call on 30-Year
Interest Rate Swap Deutsche Bank AG 3.000% Pay
1-day Secured Overnight
Financing Rate 01/07/30 USD 22,717,000 522,491 (38,408)
Call on 30-Year
Interest Rate Swap
Goldman Sachs
International 4.130% Pay
1-day Secured Overnight
Financing Rate 02/18/31 USD 6,083,000 692,245 8,512
Call on 30-Year
Interest Rate Swap
Morgan Stanley Bank
N.A. 4.240% Pay
1-day Secured Overnight
Financing Rate 04/14/31 USD 4,995,000 569,430 (10,821)
Call on 30-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 4.130% Pay
1-day Secured Overnight
Financing Rate 02/25/31 USD 6,083,000 689,812 5,397
Call on 30-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 3.000% Pay
1-day Secured Overnight
Financing Rate 01/07/30 USD 11,359,000 261,257 (19,205)
Put on 10-Year
Interest Rate Swap Bank of America N.A. 4.722% Receive
1-day Secured Overnight
Financing Rate 05/27/36 USD 6,059,000 494,717 38,140
Put on 10-Year
Interest Rate Swap Bank Of Montreal 4.700% Receive
1-day Secured Overnight
Financing Rate 05/28/36 USD 11,778,000 952,251 62,352

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Description Counterparty
Exercise
Rate
(2)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(3)
Unrealized
Appreciation/
(Depreciation)
Put on 10-Year
Interest Rate Swap
Morgan Stanley Bank
N.A. 3.177% Receive
1-day Secured Overnight
Financing Rate 05/08/28 EUR 19,888,000 $ 661,276 $ 184,348
Put on 10-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 4.655% Receive
1-day Secured Overnight
Financing Rate 06/12/36 USD 9,991,000 807,273 41,870
Put on 10-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 5.605% Receive
1-day Secured Overnight
Financing Rate 02/12/36 USD 48,664,000 2,481,864 49,597
Put on 1-Year Interest
Rate Swap Bank Of Montreal 4.500% Receive
1-day Secured Overnight
Financing Rate 06/16/27 USD 199,811,000 331,686 (33,618)
Put on 1-Year Interest
Rate Swap Deutsche Bank AG 3.415% Receive
1-day Secured Overnight
Financing Rate 02/11/28 USD 60,830,000 261,873 (159,692)
Put on 1-Year Interest
Rate Swap Deutsche Bank AG 3.160% Receive
1-day Secured Overnight
Financing Rate 09/23/27 USD 115,350,000 538,685 (466,265)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.436% Receive
1-day Secured Overnight
Financing Rate 04/10/28 USD 51,260,000 257,582 (96,314)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.343% Receive
1-day Secured Overnight
Financing Rate 12/16/27 USD 57,675,000 268,189 118,865
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.161% Receive
1-day Secured Overnight
Financing Rate 11/22/27 USD 115,350,000 542,145 310,573
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.600% Receive
1-day Secured Overnight
Financing Rate 08/30/27 USD 415,260,000 1,183,491 (1,203,457)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.254% Receive
1-day Secured Overnight
Financing Rate 06/30/27 USD 57,675,000 220,607 137,849
Put on 1-Year Interest
Rate Swap
Nomura Global
Financial Products
Inc. 3.123% Receive
1-day Secured Overnight
Financing Rate 10/25/27 USD 115,350,000 537,819 330,833
Put on 1-Year Interest
Rate Swap
The Toronto-
Dominion Bank 3.697% Receive
1-day Secured Overnight
Financing Rate 02/05/29 USD 169,492,000 898,308 (11,467)
Put on 1-Year Interest
Rate Swap UBS AG 3.444% Receive
1-day Secured Overnight
Financing Rate 04/19/27 USD 102,520,000 330,627 (366,771)
Put on 1-Year Interest
Rate Swap UBS AG 3.700% Receive
1-day Secured Overnight
Financing Rate 02/10/27 USD 243,320,000 236,020 (959,388)
Put on 30-Year
Interest Rate Swap BNP Paribas 4.135% Receive
1-day Secured Overnight
Financing Rate 02/18/31 USD 6,083,000 687,379 40,333
Put on 30-Year
Interest Rate Swap Deutsche Bank AG 5.600% Receive
1-day Secured Overnight
Financing Rate 02/24/31 USD 14,827,000 619,769 11,716
Put on 30-Year
Interest Rate Swap
Goldman Sachs
International 4.130% Receive
1-day Secured Overnight
Financing Rate 02/18/31 USD 6,083,000 692,245 46,729
Put on 30-Year
Interest Rate Swap
Morgan Stanley Bank
N.A. 4.240% Receive
1-day Secured Overnight
Financing Rate 04/14/31 USD 4,995,000 569,430 35,221
Put on 30-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 4.130% Receive
1-day Secured Overnight
Financing Rate 02/25/31 USD 6,083,000 689,812 43,582
$ 24,761,164 $ (2,630,174)
(1)
Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(2)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(3)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
The following sales commitments were held by the Voya Strategic Income Opportunities Fund at June 30, 2026:
Principal Amount Description
Contractual
Settlement Date Fair Value
$ (5,556,000) Ginnie Mae, 3.500%, due 07/20/55 07/20/26 $ (4,990,650)
(6,504,000) Ginnie Mae, 4.000%, due 07/20/56 07/20/26 (6,046,967)
(10,000,000) Uniform Mortgage-Backed Securities, 3.500%, due 07/01/55 07/13/26 (9,074,219)
(6,000,000) Uniform Mortgage-Backed Securities, 4.000%, due 07/01/55 07/13/26 (5,608,579)
Total Sales Commitments
Proceeds receivable $(25,607,958) $ (25,720,415)

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Currency Abbreviations:
AUD
—
Australian Dollar
BRL
—
Brazilian Real
CAD
—
Canadian Dollar
EGP
—
Egyptian Pound
EUR
—
EU Euro
GBP
—
British Pound
JPY
—
Japanese Yen
MXN
—
Mexican Peso
NOK
—
Norwegian Krone
PEN
—
Peruvian Nuevo Sol
PLN
—
Polish Zloty
SEK
—
Swedish Krona
USD
—
United States Dollar
ZAR
—
South African Rand
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 32,801,694
Gross Unrealized Depreciation (60,454,519)
Net Unrealized Depreciation $ (27,652,825)